Registration Nos. 333-38292
                                                                       811-09965
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|


                         Post-Effective Amendment No. 7                    |X|


                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|


                                Amendment No. 7                            |X|


                        (Check appropriate box or boxes)

                              --------------------

                         THE GUARDIAN SEPARATE ACCOUNT F
               (Exact Name of Registrant as Specified in Charter)

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                    (Address of Principal Executive Offices)
                  Depositor's Telephone Number: (212) 598-8359

               RICHARD T. POTTER, JR., Vice President and Counsel
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                                    Copy to:
                              STEPHEN E. ROTH, ESQ.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                              --------------------

                                  ------------

      It is proposed that this filing will be effective (check appropriate box):

           |_|   immediately upon filing pursuant to paragraph (b) of Rule 485

           |X|   on May 1, 2004 pursuant to paragraph (b) of Rule 485

           |_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(1) of Rule 485
           |_|   75 days after filing pursuant to paragraph (a)(2) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:
           |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------


The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 30, 2004.


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

                         THE GUARDIAN SEPARATE ACCOUNT F

                        Cross Reference Sheet to Items In
                       Registration Statement on Form N-4

Form N-4 Item No.                                                                       Location
Part A
Item  1.    Cover Page.............................................................     Cover
Item  2.    Definitions............................................................     Special Terms Used in this
                                                                                          Prospectus
Item  3.    Synopsis...............................................................     Summary: What is a Variable Annuity
                                                                                          Contract?; Contract Costs and Expenses
Item  4.    Condensed Financial Information........................................     Performance Results; Appendix A
Item  5.    General Description of Registrant, Depositor and Portfolio
              Companies ...........................................................     The Guardian Insurance & Annuity
                                                                                          Company, Inc.; Variable Investment
                                                                                          Options; Fixed-Rate Option, Voting Rights
Item  6.    Deductions.............................................................     Expenses; Contract Costs and Expenses;
                                                                                          Distribution of the Contract
Item  7.    General Description of Variable Annuity Contracts......................     Summary: What is a Variable Annuity
                                                                                          Contract?
Item  8.    Annuity Period.........................................................     The Annuity Period
Item  9.    Death Benefit..........................................................     Death Benefits; Contract Anniversary
                                                                                          Enhanced Death Benefit
Item 10.    Purchases and Contract Value...........................................     Buying a Contract; The Acccumulation
                                                                                          Period
Item 11.    Redemptions............................................................     Surrenders and Partial Withdrawals
Item 12.    Taxes..................................................................     Federal Tax Matters
Item 13.    Legal Proceedings......................................................     Legal Proceedings
Item 14.    Table of Contents of the Statement of Additional Information...........     Where to Get More Information

Part B
Item 15.    Cover Page.............................................................     Cover Page
Item 16.    Table of Contents......................................................     Table of Contents
Item 17.    General Information and History........................................     Not Applicable
Item 18.    Services...............................................................     Services to the Separate Account
Item 19.    Purchase of Securities Being Offered...................................     Valuation of Assets of the Separate
                                                                                          Account; Transferability Restrictions
Item 20.    Underwriters...........................................................     Services to the Separate Account
Item 21.    Calculation of Performance Data........................................     Performance Data
Item 22.    Annuity Payments.......................................................     Annuity Payments
Item 23.    Financial Statements...................................................     Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

VARIABLE ANNUITY PROSPECTUS

May 1, 2004


THE GUARDIAN C + C VARIABLE ANNUITY

The Guardian Insurance & Annuity Company, Inc. has applied for a patent for its C-Share Investment Credit Annuity System wherein the variable annuity contract includes an Investment Credit, withdrawal charge percentages which are less than or equal to the Investment Credit percentage, and level asset based compensation to distributors.

THIS PROSPECTUS describes an individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

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The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC)
through its Separate Account F (the Separate Account). The contract is designed to provide tax deferred annuity benefits under retirement programs. It will also pay a death benefit if the annuitant dies before annuity payments begin.

This contract provides for an investment credit. Therefore, it may have higher expenses than a similar annuity without such credits or enhancements. Over time, the higher charges could be more than the value of the credits. Accordingly, you should always consider the expenses along with the features and enhancements to be sure this annuity meets your financial needs and goals.

The minimum initial premium payment is $500. For each premium payment you make during the first contract year, we credit an additional 3% (an investment credit) of the net premium (premium minus any annuity taxes) to your accumulation value. Your premiums may be invested in up to 20 investment options. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds accompany this prospectus.

o The Guardian Variable Contract Funds, Inc.
  - The Guardian Stock Fund
  - The Guardian VC 500 Index Fund
  - The Guardian VC Asset Allocation Fund
  - The Guardian VC High Yield Bond Fund

  - The Guardian VC Low Duration Bond Fund

  - The Guardian UBS VC Large Cap Value Fund
  - The Guardian UBS VC Small Cap Value Fund
o The Guardian Bond Fund, Inc.
o The Guardian Cash Fund, Inc.
o GIAC Funds, Inc.

  - Baillie Gifford International Growth Fund (formerly Baillie Gifford International Fund)

  - Baillie Gifford Emerging Markets Fund
  - The Guardian Small Cap Stock Fund
o AIM Variable Insurance Funds
  - AIM V.I. Aggressive Growth Fund (Series I)

  - AIM V.I. Government Securities Fund (Series I)

  - AIM V.I. Growth Fund (Series I)

  - AIM V.I. Premier Equity Fund (Series I)

o The Alger American Fund
  - Alger American Leveraged AllCap Portfolio (Class O Shares)
o AllianceBernstein
  - AllianceBernstein Growth & Income Portfolio (Class B)
  - AllianceBernstein Premier Growth Portfolio (Class B)
  - AllianceBernstein Technology Portfolio (Class B)
  - AllianceBernstein Value Portfolio (Class B)
o American Century
  - American Century VP Capital Appreciation Fund (Class 1)
o Fidelity Variable Insurance Products Fund (Service Class 2)

  - Fidelity VIP Balanced Portfolio

  - Fidelity VIP Contrafund(R) Portfolio
  - Fidelity VIP Equity-Income Portfolio
  - Fidelity VIP Growth Portfolio

  - Fidelity VIP Mid Cap Portfolio

o Franklin Templeton Variable Insurance Products Trust
  - Templeton Growth Securities Fund (Class 2)
o Janus Aspen Series (Service Shares)

  - Janus Aspen Capital Appreciation Portfolio

  - Janus Aspen Flexible Income Portfolio
  - Janus Aspen Growth and Income Portfolio

  - Janus Aspen Mid Cap Growth Portfolio

  - Janus Aspen Worldwide Growth Portfolio
o MFS(R) Variable Insurance Trust(SM) (Service Class)

  - MFS Capital Opportunities Series

  - MFS Emerging Growth Series
  - MFS Investors Trust Series
  - MFS New Discovery Series
  - MFS Strategic Income Series
o The Prudential Series Fund, Inc.
  - Jennison Portfolio (Class II)

o Value Line Centurion Fund
o Value Line Strategic Asset Management Trust

o Van Kampen Life Investment Trust
  - Van Kampen Life Investment Trust Government Portfolio (Class II)
  - Van Kampen Life Investment Trust Growth and Income Portfolio (Class II)


A Statement of Additional Information for the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on page 47 of this prospectus.

The Statement of Additional Information, which is dated May 1, 2004, is incorporated by reference into this prospectus.


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The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.

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

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CONTENTS
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This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering unless described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

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SUMMARY

What is a variable annuity contract? ......................................    1
- How a variable annuity works ............................................    1
- The annuity period ......................................................    1
- Other contract features .................................................    1
- Expenses ................................................................    2
- Deciding to purchase a contract .........................................    2

Expense tables ............................................................    3

The Guardian Insurance & Annuity Company, Inc. ............................    6

Buying a contract .........................................................    7
- The application form ....................................................    7
- Payments ................................................................    7

The accumulation period ...................................................    8
- How we allocate your premium payments ...................................    8
- Automated Purchase Payments .............................................    8
- The Separate Account ....................................................    8
- Variable investment options .............................................    9
- Fixed-rate option .......................................................   13
- Transfers ...............................................................   14

- Surrenders and partial withdrawals ......................................   16

- Managing your annuity ...................................................   17
- Dollar cost averaging programs ..........................................   17
- Portfolio rebalancing ...................................................   18
- Payments ................................................................   18

The annuity period ........................................................   19
- When annuity payments begin .............................................   19
- How your annuity payments are calculated ................................   19
- Variable annuity payout options .........................................   20
- Fixed-rate annuity payout options .......................................   23

Other contract features ...................................................   24
- Death benefits ..........................................................   24
- Contract anniversary enhanced death benefit .............................   26

- Earnings Benefit Rider ..................................................   27

- Living Benefit Rider (referred to as "Decade") ..........................   29

Financial information .....................................................   32
- How we calculate accumulation unit values ...............................   32
- Contract costs and expenses .............................................   33
- Federal tax matters .....................................................   35

- Performance results .....................................................   42


Your rights and responsibilities ..........................................   44
- Telephonic and electronic services ......................................   44
- Voting rights ...........................................................   45
- Your right to cancel the contract .......................................   45
- Distribution of the contract ............................................   46

Other information .........................................................   47
- Legal proceedings .......................................................   47
- Where to get more information ...........................................   47

Special terms used in this prospectus .....................................   48

Appendix A - Summary Financial Information ................................   49

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SUMMARY
--------------------------------------------------------------------------------
WHAT IS A VARIABLE ANNUITY CONTRACT?
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A variable annuity contract allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity payout option. That's why this product is called a variable annuity.

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HOW A VARIABLE ANNUITY WORKS

During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 20 investment options. For each premium payment you make during the first contract year, we will credit an additional 3% of the net premium to your accumulation value. The investment credits will be allocated to the variable investment options and the fixed-rate option in the same ratio as the applicable net premium payment.

When you allocate your premiums or investment credits to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments and investment credits allocated to the variable investment options. Further, because this contract provides for an investment credit and may therefore, over time, have higher expenses than a similar annuity without such a credit, no assurance can be given that in certain circumstances, such as a period of poor market performance, the value of the investment credit will exceed these expenses. When you allocate your net premium payments or investment credits to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.


GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 43 investment divisions, corresponding to 43 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.


The total value of your contract's investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

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Payout options

Annuity payout options are available on either a variable or fixed-rate basis.

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THE ANNUITY PERIOD

Annuity payments under this contract must begin no later than the annuitant's 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on amounts included in your income. You may select one or a combination of four annuity payout options under the contract:

o     Life annuity without a guaranteed period

o     Life annuity with a 10-year guaranteed period

o     Joint and survivor annuity

o     Variable annuity payments to age 100.

The first three payout options are available on either a variable or fixed-rate basis. The fourth option is only available on a variable payout basis. They're described in more detail in the section titled The annuity period.

OTHER CONTRACT FEATURES

Investment credits

During the first contract year, we credit to the contract an investment credit of 3% of each net premium payment you make. There is no specific charge for the investment credit. We will pay the credit out of our surplus, and we will recover it over time from a portion of the proceeds of the surrender charge, contract fee, and mortality and expense risk charge. To the extent that these charges exceed our actual costs, we may generate a profit. Generally, an annuity with investment credits or other premium enhancements may have higher expenses than a similar annuity without such credits or enhancements. Over time, the higher charges could be more than the value of the credits. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals. Please see How we allocate your premium payments.

Transfers among investment options

You can make transfers among the variable investment options at any time. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If the annuitant should die (or both the annuitant and contingent annuitant should die, if a contingent annuitant has been named) before annuity payments begin, then we pay a death benefit to the beneficiary. The contract also gives you the option of purchasing a rider that may provide a greater death benefit. Please see Other contract features: Death benefits.


                                                                    ------------
SUMMARY                                                             PROSPECTUS 1
                                                                    ------------

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin. Please see The accumulation period: Surrenders and partial withdrawals. During the annuity period, under payment option V-4, all or a portion of the present value of the remaining payments may be withdrawn. Please see The annuity period: Variable annuity payout options.

Optional riders

The contract also gives you the option to purchase two other riders to provide additional benefits. Decade(SM), the living benefit rider, provides that your contract value on the tenth anniversary is at least as much as your initial premium payment (adjusted for any partial withdrawals and excluding investment credits), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the annuitant's death if your contract earnings exceed your adjusted premium payments. Please refer to Other contract features.

EXPENSES

The following are expenses that you will incur as a contract owner:

o Operating expenses for mutual funds comprising the variable investment options


      Management fees, 12b-1 fees, and other expenses associated with the Funds you may pay while owning the contract range from 0.40% to 1.82%. Actual charges will depend on the variable investment options you select.


o     Mortality and expense risk charges

      1.55% annually for each of the first four contract years and thereafter 1.45% annually, of the net asset value of your variable investment options.

o     Administrative expenses

      0.20% annually of the net asset value of your variable investment options.

o     Contract fee

      An annual fee of $35, if the accumulation value in your contract is less than $100,000 on your contract's anniversary date.

Please see Financial information: Contract costs and expenses.

The following are expenses that you may incur as a contract owner:

o     Contingent deferred sales charges

      A charge of up to 3% against any amount that you withdraw during the first four contract years that is attributable to premium payments made during the first contract year.

o     Enhanced death benefit expense

      If you choose this benefit, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

o     Living benefit rider expense

      If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

o     Annuity taxes

      A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.

o     Partial withdrawal charge


      During the annuity period, if you choose the Variable Annuity Payments to Age 100 as an annuity payout option and you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.


o     Earnings Benefit expense

      If you choose this benefit, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

Please see Financial information: Contract costs and expenses.

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Free-look period

You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period.

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DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract's terms will vary depending on where you live.

For information about the compensation we pay for sales of the contracts, see Distribution of the Contract.

Please see Appendix A: Summary financial information for more information about Separate Account F and accumulation unit values.

Please see Special terms used in this prospectus for definitions of key terms.


------------
2 PROSPECTUS                                                             SUMMARY
------------

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EXPENSE TABLES
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.

Expenses
--------------------------------------------------------------------------------
The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial Information - Contract costs and expenses and the accompanying Fund prospectuses for a more complete description of the various costs and expenses. Premium taxes may apply.

CONTRACT OWNER TRANSACTION EXPENSES

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Sales Charge Imposed on Purchases:                                          None
--------------------------------------------------------------------------------
Contingent Deferred Sales Charge                           3% declining annually
                                                                    see Note (1)
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Transfer Fee:                                                    Currently, none
                                              (may charge $25 for each transfer)
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Partial Withdrawal Charge:                        Lesser of $25 or 2% of partial
                                                  withdrawal amount see Note (2)
--------------------------------------------------------------------------------

Notes:


(1) The contingent deferred sales charge is assessed on premiums withdrawn that were paid into your contract during the first contract year. During the first four contract years, you may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments made during the first contract year that have not been previously withdrawn, or (ii) 10% of the total premium payments made during the first contract year, minus the aggregate amount of all prior partial withdrawals made during the current contract year.


                                                                      Contingent
                                                           deferred sales charge
Number of contract years completed                                    percentage
--------------------------------------------------------------------------------
0                                                                             3%
--------------------------------------------------------------------------------
1                                                                             2%
--------------------------------------------------------------------------------
2                                                                             1%
--------------------------------------------------------------------------------
3                                                                             1%
--------------------------------------------------------------------------------
4+                                                                            0%
--------------------------------------------------------------------------------


(2) The partial withdrawal charge applies to partial withdrawals during the annuity period in excess of one per quarter. Partial withdrawals are only available during the annuity period if you choose the payments to 100 annuity payout option.



                                                                    ------------
EXPENSE TABLE                                                       PROSPECTUS 3
                                                                    ------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

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Annual Contract Fee:                                                     $35.00*
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*The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES
(as a percentage of daily net asset value)

                                       Contract with     Contract with            Contract            Contracts
                                       no additional    one additional        with any two       with all three
                                              riders             rider   additional riders    additional riders
---------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge
  o years 0-4                                  1.55%             1.55%               1.55%                1.55%
  o years 5 and beyond                         1.45%             1.45%               1.45%                1.45%
---------------------------------------------------------------------------------------------------------------
Other Separate Account Fees
  o Administrative Charge                      0.20%             0.20%               0.20%                0.20%
  o Enhanced Death Benefit/
      Living Benefit/Earnings
      Benefit Charge                           0.00%             0.25%               0.50%                0.75%
---------------------------------------------------------------------------------------------------------------
Subtotal Other Separate
Account Fees                                   0.20%             0.45%               0.70%                0.95%
---------------------------------------------------------------------------------------------------------------
Total Separate Account
Level Annual Expenses
  o years 0-4                                  1.75%             2.00%               2.25%                2.50%
  o years 5 and beyond                         1.65%             1.90%               2.15%                2.40%
---------------------------------------------------------------------------------------------------------------

The next item shows the minimum and maximum total operating expenses charged by the mutual fund companies that you may pay periodically during the time that you own the contract. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution [and/or service] (12b-1) fees, and other expenses)

                                                            Minimum      Maximum

  Total Annual Underlying Mutual Fund Operating Expenses
    (before applicable waivers and reimbursements)**         0.40%        1.82%


The fee and expense information regarding the underlying mutual funds was provided by those mutual funds.


**"Total Annual Underlying Mutual Fund Operating Expenses" are expenses for the fiscal year ended December 31, 2003.



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4 PROSPECTUS                                                       EXPENSE TABLE
------------

                                Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.
The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) maximum and (b) minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

                                  Time Periods


        1 year           3 years           5 years          10 years
--------------------------------------------------------------------------------
       (a) $789        (a) $1,567        (a) $2,438        (a) $4,853
       (b) $640        (b) $1,133        (b) $1,736        (b) $3,562


Chart 2. Chart 2 assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

                                  Time Periods


        1 year           3 years           5 years          10 years
--------------------------------------------------------------------------------
       (a) $489        (a) $1,467        (a) $2,438        (a) $4,853
       (b) $340        (b) $1,033        (b) $1,736        (b) $3,562


Chart 3. Chart 3 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

                                  Time Periods


        1 year           3 years           5 years          10 years
--------------------------------------------------------------------------------
       (a) $710        (a) $1,340        (a) $2,073        (a) $4,195
       (b) $561        (b) $  899        (b) $1,348        (b) $2,800


Chart 4. Chart 4 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

                                  Time Periods


        1 year           3 years           5 years          10 years
--------------------------------------------------------------------------------
       (a) $410        (a) $1,240        (a) $2,073        (a) $4,195
       (b) $261        (b) $  799        (b) $1,348        (b) $2,800



                                                                    ------------
EXPENSE TABLE                                                       PROSPECTUS 5
                                                                    ------------

--------------------------------------------------------------------------------

THE GUARDIAN INSURANCE &
ANNUITY COMPANY, INC.


The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $10 billion as of December 31, 2003. Its financial statements appear in the Statement of Additional Information.


GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.


GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2003, Guardian Life had total assets (GAAP basis) in excess of $37 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.


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------------
6 PROSPECTUS                                                       EXPENSE TABLE
------------

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BUYING A CONTRACT
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THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
P.O. Box 26210
Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
3900 Burgess Place
Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $500. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan or employer-sponsored plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.


                                                                    ------------
BUYING A CONTRACT                                                   PROSPECTUS 7
                                                                    ------------

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THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

Accumulation units
--------------------------------------------------------------------------------
The value of accumulation units will vary as the value of investments rises and falls in the variable investment options.

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use net premium payments and any investment credits to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

We credit to the contract an investment credit of 3% of each net premium payment made during the first contract year. Each investment credit is credited to the contract when the applicable net premium payment is allocated to the variable investment options or the fixed-rate option. Investment credits are applied pro-rata to the variable investment options or the fixed-rate option in the same ratio as the applicable net premium payment. Investment credits posted during the free-look period vest after the expiration of the free-look period. Investment credits posted after expiration of the free-look period vest immediately.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 variable investment options at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

THE SEPARATE ACCOUNT


GIAC has established a Separate Account, known as Separate Account F, to receive and invest your premium payments in the variable investment options. The Separate Account has 43 investment divisions, corresponding to the 43 Funds available to you. The performance of each division is based on the Fund in which it invests.



------------
8 PROSPECTUS                                                 ACCUMULATION PERIOD
------------

The Separate Account was established on February 24, 2000 under Delaware law. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. Delaware insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

o eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers),

o     deregistering the Separate Account under the 1940 Act,

o operating the Separate Account as a management investment company, or in another permissible form,

o     combining two or more Separate Accounts or investment divisions,

o transferring assets between investment divisions, or into another Separate Account, or into GIAC's general account,

o modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code, and

o adding to or suspending your ability to make allocations or transfers into any variable investment option or the fixed-rate option.


Variable investment options
--------------------------------------------------------------------------------
You may choose to invest in a maximum of 20 of the 43 variable investment options at any time.


VARIABLE INVESTMENT OPTIONS


You may choose to invest in a maximum of 20 of the 43 variable investment options at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.


The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.


                                                                    ------------
ACCUMULATION PERIOD                                                 PROSPECTUS 9
                                                                    ------------

Variable investment options

Fund                                      Investment objectives                         Typical investments
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                   Long-term growth of capital                   U.S. common stocks
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund            Seeks to match the investment performance     Common stocks of companies in the S&P
                                          of the Standard & Poor's 500 Composite        Index, which emphasizes large U.S.
                                          Stock Price Index (the "S&P Index")           companies
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund     Long-term total investment return             Shares of The Guardian VC 500 Index Fund,
                                          consistent with moderate investment risk      The Guardian Stock Fund, The Guardian Bond
                                                                                        Fund, and The Guardian Cash Fund
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund      Current income; capital appreciation is       Corporate bonds and other debt securities
                                          a secondary objective                         rated below investment grade
------------------------------------------------------------------------------------------------------------------------------------

The Guardian VC Low Duration              Seeks a high level of current income          Investment grade debt obligations, such as
Bond Fund                                 consident with preservation of capital        corporate bonds, mortgage-backed and asset-
                                                                                        backed securities and obligations, of the
                                                                                        U.S. government and its agencies

------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap             Seeks to maximize total return, consisting    Normally, at least 80% of the value of the
Value Fund                                of capital appreciation and current           Fund's net assets is invested in equity
                                          income                                        securities issued by companies with large
                                                                                        market capitalization at the time of
                                                                                        purchase
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap             Seeks to maximize total return, consisting    Normally, at least 80% of the value of the
Value Fund                                of capital appreciation and current           Fund's net assets is invested in equity
                                          income                                        securities issued by companies with small
                                                                                        market capitalization at the time of
                                                                                        purchase
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                    Maximum income without undue risk of          Investment grade debt obligations
                                          principal; capital appreciation as a
                                          secondary objective
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                    High level of current income consistent       Money market instruments
                                          with liquidity and preservation of capital
------------------------------------------------------------------------------------------------------------------------------------

Baillie Gifford International Growth      Long-term capital appreciation                Common stocks and convertible
Fund                                                                                    securities issued by foreign companies

------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund     Long-term capital appreciation                Common stocks and convertible
                                                                                        securities of emerging market companies
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund         Long-term growth of capital                   U.S. common stocks of companies with
                                                                                        small market capitalization
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund           Long-term growth of capital                   Common stocks, convertible bonds,
(Series I)                                                                              convertible preferred stocks and warrants
                                                                                        of small and medium sized companies
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Government Securities Fund       Achieve a high level of current income        Debt securities issued, guaranteed or
(Series I)                                consistent with reasonable concern for        otherwise backed by the U.S. government
                                          safety of principal

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                      Growth of capital                             Seasoned and better capitalized companies
(Series I)                                                                              considered to have strong earnings momentum.
                                                                                        May also invest in foreign securities
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series I)   Long-term growth of capital. Income as a      Equity securities judged to be undervalued
                                          secondary objective                           by the investment adviser
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap           Long-term capital appreciation                Equity securities of companies of any size
Portfolio                                                                               which demonstrate promising growth potential
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income         Reasonable current income and reasonable      Dividend-paying common stocks of good
Portfolio                                 opportunity for appreciation                  quality
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth          Growth of capital by pursuing aggressive      Equity securities of a limited number of
Portfolio                                 investment policies                           large, carefully selected, high-quality U.S.
                                                                                        companies that are judged likely to achieve
                                                                                        superior earnings growth
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology Portfolio    Growth of capital, and only incidentally      Securities of companies that use technology
                                          for current income.                           extensively in the development of new or
                                                                                        improved products or processes
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio         Long-term growth of capital                   Diversified portfolio of equity securities

------------------------------------------------------------------------------------------------------------------------------------
American Century VP                       Capital growth                                Common stocks of U.S. and foreign
Capital Appreciation Fund (Class I)                                                     companies
------------------------------------------------------------------------------------------------------------------------------------


-------------
10 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

Variable investment options

Fund                                      Investment objectives                         Typical investments
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio           Income and growth of capital                  Balance between stocks, bonds and other
(Service Class 2)                                                                       debt securities
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)Portfolio        Long-term capital appreciation                U.S. and foreign common stocks of
(Service Class 2)                                                                       companies believed to be undervalued
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio      Reasonable income; also considers             Income-producing equity securities
(Service Class 2)                         potential for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio             Capital appreciation                          Common stocks believed to have
(Service Class 2)                                                                       above-average growth potential
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio            Long-term growth of capital                   Common stocks with medium market
(Service Class 2)                                                                       capitalization, both U.S. and foreign

------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation          Long-term growth of capital                   Equity securities of companies of any
Portfolio                                                                               size; non-diversified
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio     Maximum total return consistent               Income producing securities such as
                                          with preservation of capital                  corporate bonds and notes, government
                                                                                        securities and preferred stock
------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income             Long-term capital growth                      Up to 75% equity securities selected
Portfolio                                 and current income                            primarily for their growth potential and at
                                                                                        least 25% in securities for income potential

------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio      Long-term growth of capital                   Equity securities of medium-sized
                                                                                        companies; non-diversified
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth              Long-term growth of capital in a manner       Common stocks of foreign and U.S. issuers;
Portfolio                                 consistent with preservation of capital       usually invests in at least five countries,
                                                                                        including the U.S.
------------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio (Class II Shares)      Long-term growth of capital                   Equity securities of major, established
                                                                                        corporations believed to have above average
                                                                                        growth prospects
------------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series          Capital appreciation                          Common stocks and related securities such
                                                                                        as preferred stocks, convertible securities
                                                                                        and depositary receipts for these securities
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                Long-term growth of capital                   Common stocks of emerging growth
                                                                                        companies of any size
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                Long-term growth of capital with a secondary  Equity securities issued by U.S. and
                                          objective to seek reasonable current income   foreign companies
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                  To seek capital appreciation                  Equity securities of companies that offer
                                                                                        superior prospects for growth, both U.S.
                                                                                        and foreign
------------------------------------------------------------------------------------------------------------------------------------

MFS Strategic Income Series               High income and secondary objective is        U.S. and foreign government securities,
                                          significant capital appreciation              corporate bonds and mortgage-backed
                                                                                        and asset-backed securities

------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund          Long-term capital growth                      At least 65% of its total assets in the
                                                                                        equity securities of companies that are
                                                                                        located anywhere in the world, including
                                                                                        those in the U.S. and emerging markets
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                 Long-term growth of capital                   U.S. common stocks with selections based on
                                                                                        the Value Line Timeliness((TM)) Ranking
                                                                                        System
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset                High total investment return                  U.S. common stocks with selections based
Management Trust                          consistent with reasonable risk               on the Value Line Ranking Systems, bonds and
                                                                                        money market instruments
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust          Seeks to provide investors with high          Debt securities issued by or guaranteed
Government Portfolio (Class II Shares)    current return consistent with preservation   by the U.S. government, its agencies or its
                                          of capital                                    instrumentalities
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust          Long-term growth of capital and income        Income-producing equity securities,
Growth and Income Portfolio                                                             including common stocks and convertible
(Class II Shares)                                                                       securities, although investments are also
                                                                                        made in non- convertible preferred stocks
                                                                                        and debt securities
------------------------------------------------------------------------------------------------------------------------------------

Some of these Funds may not be available in your state.


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 11
                                                                   -------------

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names as mutual funds available directly to the public on a retail basis. The Funds are not the same funds as these publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.


Investment advisers (or their affiliates) pay us compensation for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., MFS Investment Management, A I M Advisors, Inc., Fred Alger Management, Inc., Janus Capital Management LLC, American Century Investment Management Inc., Fidelity Management & Research Company, Alliance Capital Management LP, Van Kampen Asset Management Inc. and Templeton Global Advisors Limited. This compensation ranges from .15% to .30% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from some Funds. Those Funds include funds from AIM, AllianceBernstein, Fidelity, Franklin Templeton, Janus, MFS, Value Line and Van Kampen. Currently, the amount of 12b-1 fees ranges from .08% to .40%.


Before investing
--------------------------------------------------------------------------------
Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

The Funds' investment advisers and their principal business addresses are shown in the table below.

                                                 Investment adviser
Fund                                             and principal business address
-----------------------------------------------------------------------------------------------
The Guardian Stock Fund                          Guardian Investor Services LLC
The Guardian Small Cap Stock Fund                7 Hanover Square
The Guardian Bond Fund                           New York, New York 10004
The Guardian Cash Fund
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund

The Guardian VC Low Duration Bond Fund

-----------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap Value Fund         Guardian Investor Services LLC (Adviser)
The Guardian UBS VC Small Cap Value Fund         7 Hanover Square
                                                 New York, New York 10004

                                                 UBS Global Asset Management
                                                 (Americas) Inc. (Sub-adviser)
                                                 One North Wacker Drive
                                                 Chicago, Illinois 60606
-----------------------------------------------------------------------------------------------
Baillie Gifford International Growth Fund        Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging Markets Fund            Baillie Gifford Overseas Limited (Sub-adviser)
                                                 Calton Square
                                                 1 Greenside Row
                                                 Edinburgh, EH1 3AN Scotland

-----------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio        Fred Alger Management, Inc.
                                                 111 Fifth Avenue
                                                 New York, New York 10003
-----------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund (Series I)    A I M Advisors, Inc.
AIM V.I. Government Securities Fund (Series I)   11 Greenway Plaza -- Suite 100
AIM V.I. Growth Fund (Series I)                  Houston, Texas 77046-1173
AIM V.I. Premier Equity Fund (Series I)

-----------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income Portfolio      Alliance Capital Management LP
AllianceBernstein Premier Growth Portfolio       1345 Avenue of the Americas
AllianceBernstein Technology Portfolio           New York, New York 10105
AllianceBernstein Value Portfolio
-----------------------------------------------------------------------------------------------
American Century VP Capital                      American Century Investment Management, Inc.
  Appreciation Fund                              4500 Main Street
                                                 Kansas City, Missouri 64111
-----------------------------------------------------------------------------------------------


-------------
12 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

                                                 Investment adviser
Fund                                             and principal business address
-----------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                  Fidelity Management & Research Company
Fidelity VIP Contrafund Portfolio                82 Devonshire Street
Fidelity VIP Equity-Income Portfolio             Boston, Massachusetts 02109
Fidelity VIP Growth Portfolio
Fidelity VIP Mid Cap Portfolio
-----------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio       Janus Capital Management LLC
Janus Aspen Flexible Income Portfolio            151 Detroit Street
Janus Aspen Growth and Income Portfolio          Denver, Colorado 80206-4928
Janus Aspen Mid Cap Growth Portfolio
Janus Aspen Worldwide Growth Portfolio

-----------------------------------------------------------------------------------------------
Jennison Portfolio                               Prudential Investments LLC
                                                 100 Mulberry Street
                                                 Gateway Center 3
                                                 Newark, New Jersey 07102
-----------------------------------------------------------------------------------------------

MFS Capital Opportunities Series                 MFS Investment Management(R)
MFS Emerging Growth Series                       500 Boylston Street
MFS Investors Trust Series                       Boston, Massachusetts 02116
MFS New Discovery Series
MFS Strategic Income Series

-----------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Templeton Global Advisers Limited
                                                 Lyford Cay
                                                 Nassau, Bahamas

                                                 Franklin Advisors I (Sub-advisor)
                                                 One Franklin Parkway
                                                 San Mateo, California 94403

-----------------------------------------------------------------------------------------------
Value Line Centurion Fund                        Value Line, Inc.
Value Line Strategic Asset Management Trust      220 East 42nd Street
                                                 New York, New York 10017
-----------------------------------------------------------------------------------------------

Van Kampen Life Investment Trust                 Van Kampen Asset Management Inc.
Government Portfolio                             1221 Avenue of the Americas
Van Kampen Life Investment Trust Growth          New York, New York 10020
and Income Portfolio

-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

When you buy a contract, please note:

o     You can choose up to 20 investment options at any one time.

o There are no initial sales charges on the premium payments that you allocate to the variable investment options.

o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

o You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee, limit the number of transactions or otherwise restrict transaction privileges.

o     You can change beneficiaries as long as the annuitant is living.

--------------------------------------------------------------------------------

FIXED-RATE OPTION

For a period of time in early 2003, contract owners who purchased a new contract were eligible to allocate money to the fixed-rate option. Those contract owners who currently own a contract with the fixed-rate option endorsement may make additional deposits and may also make transfers from the variable investment options to the fixed-rate option. These additional deposits and transfers are limited to a maximum of $10,000 per contract year. We reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional payments and/or transfers under existing contracts. If you own a contract with the fixed-rate option endorsement, the following information applies to your contract.

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses.


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 13
                                                                   -------------

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate which is disclosed in your contract. (This minimum annual rate will be either 3% or 1.5% depending on the insurance laws in your state.) You can allocate all of your net premium payments to this option, subject to the conditions stated above, or you may choose it as one of your investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC's general assets.

At certain times we may choose to pay interest at a rate higher than the minimum annual rate specified in your contract, but we aren't obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don't use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn't been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

o The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

o This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

o At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

o The renewal rate will be guaranteed until the next contract anniversary date.

If your state's insurance department permits, your contract may have what's known as a bailout rate. If the renewal rate set on any contract anniversary date is less than the bailout rate, you can withdraw all or part of the money you have invested for at least one year in the fixed-rate option from the contract without incurring a deferred sales charge. We must receive your written request in good order for such a withdrawal at our customer service office within 60 days after the contract anniversary.

Transfers
--------------------------------------------------------------------------------
You can transfer money between variable investment options both before and after the date annuity payments begin.

TRANSFERS

You can transfer money among variable investment options or change your future percentage allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

o We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost


-------------
14 PROSPECTUS                                                ACCUMULATION PERIOD
-------------
      averaging feature; amounts that have been in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

      -- 50% of the amount in the fixed-rate option on the applicable contract anniversary date, or

      -- the amount equal to the largest previous transfer out of the fixed-rate option for your contract.

o Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

--------------------------------------------------------------------------------

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone or electronic transactions. We may record telephone conversations regarding transfers without disclosure to the caller. See Telephonic and Electronic Services.

--------------------------------------------------------------------------------


We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If we receive your transfer request on a business day before 4:00 p.m. New York City time, you will receive that day's unit values. Your telephone transfer instructions will be considered received before 4:00 p.m. if the telephone call is completed no later than 4:00 p.m.

Currently, we do not limit the number of transfers you may make. However, the contract is not designed for market timing activity such as frequent transfers or rebalancing activity. We may limit your right to make transfers or allocation changes if we determine that your transfers would have an adverse effect on other contract owners. We make this determination by monitoring trading activity among the variable investment options based upon established parameters that are applied consistently. If your trading activity violates these parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other contract owners. We will not grant waivers to any contract owners who violate these parameters. Restrictions may be imposed without prior notice and may include without limitation:


o     limiting the frequency of transfers to not more than once every 30 days;

o     imposing a fee of up to $25 per transfer;

o requiring you to make your transfer requests through the U.S. Postal Service or otherwise restricting electronic or telephonic transaction privileges;

o refusing to act on instructions of an agent acting under a power of attorney on your behalf;

o refusing or otherwise restricting any transaction request we believe alone or with a group of transaction requests may have a detrimental effect on the Separate Account or the underlying Funds, or we are informed by any of the Funds that the purchase or redemption of shares would have a detrimental effect on the applicable Funds.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. No fixed-rate option transfers are permitted.


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 15
                                                                   -------------

Surrenders and partial withdrawals
--------------------------------------------------------------------------------
Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. During the annuity period, unless you selected variable annuity payout Option V-4, Variable Annuity Payments to age 100, we will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. See Variable annuity payout options.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. See Contract Costs and Expenses - Contingent Deferred Sales Charge. To effect your request, we will cash variable accumulation units from the variable investment divisions on a pro-rata basis, unless you instruct us differently.

If you have less than $500 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, a deferred sales charge and annuity taxes. Please see Financial information: Federal tax matters.

--------------------------------------------------------------------------------

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

--------------------------------------------------------------------------------

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

In the first four contract years, you are allowed to make an annual withdrawal from the contract, without paying a deferred sales charge, of an amount equal to the greater of:

o On the date of withdrawal, the excess of the accumulation value over the total of the net premium payments that you have made (and not withdrawn), in the first contract year; or

o 10% of the total premium payments made during the first contract year minus the total of all the withdrawals you already made during the current contract year.

You may request a schedule of systematic partial withdrawals. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations


-------------
16 PROSPECTUS                                                ACCUMULATION PERIOD
-------------
for distributed amounts and compliance with tax provisions. Please see Financial
Information: Federal tax matters.

For the purpose of calculating the deferred sales charge and in order to minimize the applicable deferred sales charge, all amounts withdrawn are deemed to be withdrawn on a last-in first-out basis. In other words, we withdraw all available monies before we withdraw first year premium payments, which are subject to a deferred sales charge. Premium payments made in the second contract year and later will not be subject to a deferred sales charge upon withdrawal.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

o all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

o     all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

--------------------------------------------------------------------------------

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant's employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

--------------------------------------------------------------------------------

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing. There is no fee for dollar cost averaging or portfolio rebalancing, but we have the right to introduce one. We also have the right to modify or discontinue either program. We will give you written notice if we take any of these actions. Transfers under either program do not count against any free transfers permitted under the contract.

You may terminate either program at any time. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option, See Transfers for limitations on such transfers.

Programs to build your annuity
--------------------------------------------------------------------------------
You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

DOLLAR COST AVERAGING PROGRAMS

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either The Guardian Cash Fund investment division or the fixed-rate option, but not from both. You can designate the fixed-rate option for dollar cost averaging if you currently own a contract with the fixed-rate option endorsement. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 17
                                                                   -------------
in a maximum of only 20 options at one time (this includes the required Guardian Cash Fund or fixed-rate option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.


You may select dollar cost averaging from The Guardian Cash Fund investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.


PORTFOLIO REBALANCING

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

--------------------------------------------------------------------------------

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract. If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing our Customer Service Office.

--------------------------------------------------------------------------------

PAYMENTS

For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

o the New York Stock Exchange is closed for trading or trading has been suspended, or

o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.


-------------
18 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

--------------------------------------------------------------------------------
THE ANNUITY PERIOD
--------------------------------------------------------------------------------

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 90th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED


You can choose an annuitization option and select either variable or fixed payments or a combination of variable and fixed payments, if available, under that specific option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:


o the table in your contract reflecting the gender and nearest age of the annuitant,

o     the annuity payout option you choose and,

o if you choose a variable payment option, the assumed investment return you choose, and the investment returns of the variable investment options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4 or switch from Option V-4 to Option V-1. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

o     Proceeds of less than $2,000 will be delivered in a single payment.

o We may change the schedule of installment payments to avoid payments of less than $20.


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 19
                                                                   -------------

If you choose a variable annuity payment, or a combination of variable and fixed payments, you may choose an assumed investment return on the variable annuity payments of 0%, 3-1/2%, or 5%, if allowed by applicable law or regulation, before we start making payments to you. If no choice is made, an effective annual interest rate of 3-1/2% will be used as the assumed investment return.

The assumed investment return is a critical assumption for calculating variable annuity payments. The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in annuity payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future annuity payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

o If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payment will not change.

o If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

o If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Variable annuity
payout options
--------------------------------------------------------------------------------
o     OPTION V-1

      Life Annuity without Guaranteed Period

o     OPTION V-2

      Life Annuity with 10-Year Guaranteed Period

o     OPTION V-3

      Joint and Survivor Annuity

o     OPTION V-4

      Variable Annuity Payments to Age 100

VARIABLE ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

All variable annuity payout options are designated with the letter "V." After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.


There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select Option V-2 with a 120-month guarantee. You may change options if you wish, provided you do so before we begin processing your first annuity payment.



-------------
20 PROSPECTUS                                                     ANNUITY PERIOD
-------------

OPTION V-1 - LIFE ANNUITY WITHOUT GUARANTEED PERIOD

We make payments once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment, if the annuitant dies before the date of the second payment.

OPTION V-2 - LIFE ANNUITY WITH 10-YEAR GUARANTEED PERIOD

We make payments during the annuitant's lifetime, but if the annuitant dies before 10 years' worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

OPTION V-3 - JOINT AND SURVIVOR ANNUITY

We make payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of each payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION V-4 - VARIABLE ANNUITY PAYMENTS TO AGE 100

We make a payment once a month for a whole number of years. The number of years will equal 100 minus the annuitant's age when annuity payments begin. If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary's estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease.


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 21
                                                                   -------------

The following conditions apply to partial withdrawals:

o     The payee may not withdraw less than $500,

o One partial withdrawal is permitted each quarter without charge and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

o After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will contact you within five business days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at that time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Surrender or partial withdrawal during the annuity period will not trigger a new deferred sales charge; however, if we waived the deferred sales charge when the contract proceeds were applied to the payout option, the present value will be reduced by a portion of the charge that was waived. The reduction in the present value will be the amount obtained by multiplying (a) by the result of (b) divided by (c) where:

(a)   is the deferred sales charge that was waived;

(b) is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would be zero; and

(c) is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would be zero.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.


-------------
22 PROSPECTUS                                                     ANNUITY PERIOD
-------------

Fixed-rate annuity payout options
--------------------------------------------------------------------------------
o     OPTION F-1

      Life Annuity without Guaranteed Period

o     OPTION F-2

      Life Annuity with 10-Year Guaranteed Period

o     OPTION F-3

      Joint and Survivor Annuity

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter "F."

OPTION F-1 - LIFE ANNUITY WITHOUT GUARANTEED PERIOD

We make fixed payments during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION F-2 - LIFE ANNUITY WITH 10-YEAR GUARANTEED PERIOD

We make fixed payments during the annuitant's lifetime, but if the annuitant dies before 10 years' worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

OPTION F-3 - JOINT AND SURVIVOR ANNUITY

We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one payment will be made if both the annuitant and joint annuitant die before the date of the second payment.


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 23
                                                                   -------------

--------------------------------------------------------------------------------
OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

Death benefits
--------------------------------------------------------------------------------
If the later to survive of the annuitant and the contingent annuitant dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit.

DEATH BENEFITS

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit unless you have named a contingent annuitant. If you have named a contingent annuitant, we pay a death benefit prior to the date annuity payments commence upon the death of the later to survive of the annuitant and contingent annuitant. In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits.

The regular death benefit if the annuitant dies before age 85 is the greatest of:

o the accumulation value of the contract at the end of the valuation period during which we receive proof of death in good order, minus any annuity taxes;

o the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes; or

o the accumulation value of the contract as of the reset date immediately preceding the annuitant's date of death, plus any net premiums paid after that date, less the amount of any partial withdrawals after that date, any deferred sales charges paid on any such withdrawals and any annuity taxes. The first reset date is on the seventh contract anniversary. After this, each reset date will be each seventh contract anniversary after that (i.e., the 14th, 21st, 28th contract anniversaries, and so on).

For annuitants aged 80 or older on the contract's issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death in good order, minus any annuity taxes.

If the annuitant is age 85 or older at the time of death, the death benefit payable will be the accumulation value as of the end of the valuation period during which we received proof of death in good order, minus any annuity taxes.

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the annuitant is not a contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary hasn't been named, then we will pay the benefits to you, the contract owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract.


-------------
24 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

We will pay the death benefit in a lump sum unless:

o You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

o You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary's request at least three business days before we pay out the proceeds, and within a year of the annuitant's death.


If the death benefit proceeds will not be paid in one lump sum and the death benefit proceeds exceed the accumulation value of the contract as of the end of the valuation period during which we received proof of death in good order, GIAC will credit to the contract an amount equal to the difference between the death benefit proceeds and the accumulation value of the contract. Such amount will be credited to The Guardian Cash Fund investment option.


--------------------------------------------------------------------------------

Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

--------------------------------------------------------------------------------

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new owner of the contract. If you haven't named a joint contract owner, then your beneficiary will become the new owner of the contract. In the event of any contract owner's death, we must distribute all of the owner's interest in the contract according to the Special requirements outlined below.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

If a contract owner dies before the annuity commencement date, the following rules apply.

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner's interest:

o     is payable to, or for the benefit of, any new contract owner, and

o will be distributed over the new contract owner's life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of a contract owner's death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 25
                                                                   -------------

If an owner dies on or after the annuity commencement date but before the entire contract has been distributed then the remaining portion must be distributed at least as rapidly as under the method of distribution in effect as of the date of the owner's death.

If an owner of the contract is not an individual, then the annuitant will be treated as the owner of the contract for purposes of these distribution requirements. In this situation, any change in or death of the annuitant will be treated as the death of a contract owner.

CONTRACT ANNIVERSARY
ENHANCED DEATH BENEFIT

When you buy your contract, you can choose to buy an enhanced death benefit. The enhanced death benefit rider is only available if the annuitants are under age
75. If a death benefit is payable and this option is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater. You should consult your tax adviser prior to selecting any rider.

The enhanced death benefit is available only in states where it has been approved.

This rider has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

The enhanced death benefit is calculated as follows:

o the highest accumulation value of the contract on any contract anniversary before the annuitant's 85th birthday:

      -     plus any premiums paid after that contract anniversary
      -     minus any partial withdrawals after that contract anniversary
      - minus any deferred sales charges and annuity taxes applicable to such withdrawals.

Owners who select this benefit at the time their contract is issued may be eligible for waivers of deferred sales charges. See Contract costs and expenses
- Contingent deferred sales charge.

We will terminate this benefit on the earliest of the following dates:

o     the date the enhanced death benefit is paid out

o     the date the contract terminates

o     the date of the annuitant's 85th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you.

Once the rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death benefits.


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26 PROSPECTUS                                            OTHER CONTRACT FEATURES
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

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options


The earnings benefit rider may in certain circumstances increase the death benefit, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.

You should evaluate the following when considering electing this benefit:

o You will only receive the earnings benefit if there is investment growth (or "earnings") in your contract value at the time of the annuitant's death; otherwise, we will not pay any earnings benefit under the rider.

o Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the annuitant's death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

o If any change is made to the owner or annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

o There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. The earnings benefit rider is not available to current contract owners.

If the annuitant is 69 or younger when we issue the contract, the earnings benefit will be 40% of your earnings upon the annuitant's death (the accumulation value minus the adjusted premiums) with a maximum payment of 40% of the adjusted premiums.

If the annuitant is between the age of 70 and 79 when we issue the contract, the percentage will be reduced to 25% of earnings upon the annuitant's death (the accumulation value minus the adjusted premiums), with a maximum payment of 25% of the adjusted premiums.

Your spouse may continue the contract with the earnings benefit rider upon your death only if you are the annuitant and sole owner and your spouse is the sole beneficiary when the contract is issued. Any later changes in the annuitant or owner will prevent your spouse from continuing the rider. If your spouse is age 80 or older upon your death, your spouse may not continue this rider.

If your spouse elects to continue this rider upon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death benefit, if applicable) plus any earnings benefit payable exceeds the accumulation value of the contract on the date of death. This amount will be credited to The Guardian Cash Fund variable investment option. Your spouse will


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 27
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

be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any other riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

Upon the death of your surviving spouse before the annuity commencement date, the earnings benfit proceeds must be distributed to the beneficiaries named by your spouse or allocated to he contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the rider. To determine the amount of any earnings benfit on the date of your spouse's death, we begin by calculating two different numbers:

o The first number is the amount of adjusted premiums as of your spouse's death. This amount is the accumulation value at the time your spouse continued the contract (the sum of the contract death benefit, including any enhanced death benefit, plus any earnings benefit), adjusted by:

      o     adding any net premiums contributed to the contract after your death

      o proportional reductions for partial withdrawals (as explained below) taken from the contract after your death

o The second number is the accumulation value as of your spouse's death minus the first number calculated immediately above.

If your spouse was age 69 or younger upon your death, the beneficiaries will receive 40% of the lesser of these amounts. If your spouse is between ages 70 and 79 upon your death, the percentage will be reduced to 25% of the lesser of these two amounts.

In summary, upon your surviving spouse's death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse's death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).

As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will adjust premium amounts by multiplying the premium payment amount (or, if the amount has been previously adjusted, the adjusted premium payment amount) by:

                Partial withdrawal amount (including any deferred
                        sales charges and annuity taxes)
           -----------------------------------------------------------
           The accumulation value of your contract prior to withdrawal


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28 PROSPECTUS                                            OTHER CONTRACT FEATURES
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

We will terminate the earnings benefit rider on the earliest of the following dates:

o     the date the contract terminates

o     on the annuitant's 90th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you

o the date of the annuitant's death, unless you are the annuitant and your spouse elects to continue the contract and rider

o     the date of your spouse's death, if your spouse continued the rider and

o the date the owner, joint owner or annuitant is changed unless the change is the result of a surviving spouse's decision to continue the contract.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

LIVING BENEFIT RIDER (REFERRED TO AS "DECADE")

When you buy your contract, you can choose to buy a living benefit rider. In order to purchase this rider, the annuitant must be 74 years old or younger at the time we issue your contract. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

This rider provides for a living benefit on the tenth contract anniversary if the accumulation value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you've made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your accumulation value on the tenth contract anniversary.

If you are eligible to receive the living benefit at the tenth contract anniversary, the living benefit amount will be credited to The Guardian Cash Fund variable investment option.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

      o We will not accept any additional premium payments into your contract. However, for contracts issued in connection with premium payments directed to us from other insurance companies, we may consider all such amounts when received as part of the initial premium payment for purposes of this rider.

      o You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.


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OTHER CONTRACT FEATURES                                            PROSPECTUS 29
                                                                   -------------

      10% - The Guardian Cash Fund, The Guardian VC Low Duration Bond Fund or
            The Fixed-Rate Option (if The Fixed-Rate Option was available at the time your contract was issued).

      40% - The Guardian Bond Fund, The Guardian VC Low Duration Bond Fund AIM
            V.I. Government Securities Fund, Van Kampen Life Investment Trust Government Portfolio or The Fixed-Rate Option (if The Fixed-Rate Option was available at the time your contract was issued).

      40% - AIM V.I. Growth Fund, AIM V.I. Premier Equity Fund,
            AllianceBernstein Growth & Income Portfolio, AllianceBernstein Value Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Baillie Gifford International Growth Fund, Guardian Stock Fund, Guardian VC 500 Index Fund, Guardian VC Asset Allocation Fund, Guardian VC High Yield Bond Fund, Guardian UBS VC Large Cap Value Fund, Guardian UBS VC Small Cap Value Fund, Janus Aspen Flexible Income Portfolio, Janus Aspen Growth and Income Portfolio, MFS Strategic Income Series, MFS Investors Trust Series, Jennison Portfolio, Value Line Centurion Fund, Value Line Strategic Asset Management Trust or Van Kampen Life Investment Trust Growth and Income Portfolio.


      10% - AIM V.I. Aggressive Growth Fund, Alger American Leveraged Allcap
            Portfolio, AllianceBernstein Premier Growth Portfolio, AllianceBernstein Technology Portfolio, American Century VP Capital Appreciation, Baillie Gifford Emerging Markets Fund, Guardian Small Cap Stock Fund, Fidelity VIP Mid Cap Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series or Templeton Growth Securities Fund.

o On each quarterly anniversary, your accumulation value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed-rate option transfer restrictions to perform the rebalancing. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.

o You may only make transfers to allocation options within the same Asset Allocation Class.

o We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.


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30 PROSPECTUS                                            OTHER CONTRACT FEATURES
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

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:

                             your withdrawal amount
                    ---------------------------------------
                    the accumulation value of your contract

We will terminate the living benefit rider on the earliest of the following dates:

o the date we process any transaction requested by you that is inconsistent with the special rules outlined above

o     the date the annuitant dies

o     the tenth contract anniversary

o     the date the contract terminates

o     the date annuity payments begin

o     the date we receive a written termination request from you.

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and rider after your death, provided the annuitant is still living. Non-spouse joint owners may also continue this rider upon your death, provided the annuitant is still living and no distributions have occurred prior to the tenth contract anniversary as a result of your death.

This rider is only available if it is approved in your state. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 31
                                                                   -------------

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FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The value of your account
--------------------------------------------------------------------------------
To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

HOW WE CALCULATE ACCUMULATION UNIT VALUES


When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulated fixed accumulation units. To calculate the number of accumulation units you buy with each payment (and any investment credit), we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. New York City time, each day the Exchange is open for trading.


To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

o Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the enhanced death benefit rider and the living benefit rider where applicable) and subtract them from the above total.


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32 PROSPECTUS                                              FINANCIAL INFORMATION
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


Costs and expenses
--------------------------------------------------------------------------------
No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:


o     expenses of the Funds

o     mortality and expense risk charge

o     administrative expenses

o     contract fee;

and the following charges may apply:

o     enhanced death benefit expenses

o     living benefit rider expenses

o     earnings benefit rider expenses

o     contingent deferred sales charge

o     partial withdrawal charge.

    See accompanying text for details.

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

There is no specific charge for the investment credit. We will pay the credit out of our surplus, and we will recover it over time from the proceeds of the surrender charge, contract fee, and mortality and expense risk charge. To the extent these charges exceed our actual costs, we may generate a profit.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.

Mortality and expense risk charge

To cover our mortality and expense risks, during the first four contract years you will pay a daily charge based on an annual rate of 1.55% of the value of the assets in your variable investment options. Thereafter, the charge will be based on an annual rate of 1.45%. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the value of the assets in your variable investment options for our administrative expenses.

Enhanced death benefit expenses

If you choose the enhanced death benefit and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the value of the assets in your variable investment options.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the value of the assets in your variable investment options.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 33
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

Earnings benefit rider expense

If you choose the earnings benefit rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options (whether or not you have earnings).

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year on the date of surrender. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.

In addition, the following charges may apply:

Deferred sales charges
--------------------------------------------------------------------------------
Number of contract                                                      Deferred
years completed                                                            sales
                                                                          charge
                                                                             (%)
--------------------------------------------------------------------------------
0                                                                              3
--------------------------------------------------------------------------------
1                                                                              2
--------------------------------------------------------------------------------
2                                                                              1
--------------------------------------------------------------------------------
3                                                                              1
--------------------------------------------------------------------------------
4+                                                                             0
--------------------------------------------------------------------------------

Contingent deferred sales charge

If you make a partial withdrawal from your account or surrender your contract during the first four contract years, you may pay a deferred sales charge on any amount that was paid into your contract during the first contract year. This charge compensates us for expenses related to the sale of contracts.

When we calculate the deferred sales charge, all amounts taken out are deemed to be withdrawn on a last-in, first-out basis. We do this to minimize the amount you owe. Deferred sales charges are listed in the table.

The maximum contingent deferred sales charge that you will pay is equal to 3% of the lesser of: (i) the total of all premium payments made within the first contract year; or (ii) the amount withdrawn or surrendered. However, during the first four contract years, you may make a partial withdrawal without a deferred sales charge, of an amount equal to the greater of: (i) the excess of the accumulation value on the date of withdrawal over the total of the net premium payments that you have made (and not withdrawn) in the first contract year; or
(ii) 10% of the total premium payments made during the first contract year minus the total of all the withdrawals you already made during the current contract year. For purposes of calculating the contingent deferred sales charge, we do not take into account any investment credits.

If you elect the Contract Anniversary Enhanced Death Benefit Option at the time the contract is issued we may waive surrender charges if you are confined to a long term care facility or hospital for a continuous 90 day period commencing on or after the third contract anniversary or if you are diagnosed to have a terminal illness at any time while the contract is in force.


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34 PROSPECTUS                                              FINANCIAL INFORMATION
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

Tax advice
--------------------------------------------------------------------------------
Consult your tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Partial withdrawal charge

During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

Deferring tax
--------------------------------------------------------------------------------
When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract's accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 35
                                                                   -------------

Employer-sponsored or independent?
--------------------------------------------------------------------------------
If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer- sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.


When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply in other situations and to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.


Taxation of non-qualified contracts

Non-natural person - If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date - When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner's investment in the contract. Generally, the owner's investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. Investment credits are not considered part of the owner's investment in the contract and will be treated as income when a distribution is taken. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract (e.g., living benefit rider, earnings benefit rider) to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the annuity commencement date - After the Annuity Commencement Date, under Option V-4 the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount

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36 PROSPECTUS                                              FINANCIAL INFORMATION
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

equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at that time ( on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Penalty tax on certain withdrawals - In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2


o     made from an immediate annuity contract


o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled, or

o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.


If you receive systematic payments that you intend to qualify for the substantially periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4 in connection with an immediate annuity contract.


Annuity payments - Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 37
                                                                   -------------

Taxation of annuity payments
--------------------------------------------------------------------------------
Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits - Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

o if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges - Transferring or assigning ownership of a contract, designating an annuitant or payee who is not an owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax - Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges - It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the earnings benefit and living benefit riders as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with these riders or any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts - All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner's income when a taxable distribution occurs.

Taxation of qualified contracts

Qualified arrangements receive tax deferral treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax deferred benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) - As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount


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38 PROSPECTUS                                              FINANCIAL INFORMATION
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

or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person's income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. So-called SIMPLE IRAs under
Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.


SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.


Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty may be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


Corporate pension and profit-sharing plans - Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities - Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 39
                                                                   -------------
allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

Penalty tax on certain withdrawals - Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled

o     made to pay deductible medical expenses

o     made to pay medical insurance premiums if you are unemployed

o     made to pay for qualified higher education expenses

o     made for a qualified first time home purchase up to $10,000

o     for IRS levies, or

o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.

--------------------------------------------------------------------------------

Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

--------------------------------------------------------------------------------


If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4 or any other option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances, and certain exceptions may not be applicable to all types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4.


Other tax issues - You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the contract comports with IRA qualification requirements.


In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or



-------------
40 PROSPECTUS                                              FINANCIAL INFORMATION
-------------
accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a qualified contract can be zero.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. In addition, you should note that distributions made under Option V-4 may not satisfy these minimum distribution rules. Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable "eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or the employee's surviving spouse in the case of the employee's death or the employee's former spouse as an alternate payee under a qualified domestic relations order) from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to a tax-qualified plan, 403(b) plan, IRA or governmental section 457(b) plan that separately accounts for rollover amounts.


Our income taxes

At the present time, we make no charge for any federal, state or local taxes - other than the charge for state and local premium taxes that we incur - that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 41
                                                                   -------------

PERFORMANCE RESULTS


From time to time, we may show performance information for the Separate Account's investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we'll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value - all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions. Total return reflects the investment credit (for standard returns only), all Fund expenses, the mortality and expense risks charge, administrative expenses, the contract fee, contingent deferred sales charge, and any other expenses.

Yield figures may be quoted for investments in shares of The Guardian Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for The Guardian Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by The Guardian Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.


-------------
42 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

Advertisements and sales literature for the Separate Account's investment divisions may compare a Fund's performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

o     the types and characteristics of certain securities

o     features of a Fund's portfolio

o     financial markets

o     historical, current or perceived economic trends, and

o     topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.


Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:


o     Moody's Investors Service, Inc.

o     Standard & Poor's Ratings Group

o     A.M. Best & Co.

o     Duff & Phelps.

These ratings relate only to GIAC's ability to meet its obligations under the contract's fixed-rate option and to pay death benefits provided under the contract, not to the performance of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GISC free of charge.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 43
                                                                   -------------

--------------------------------------------------------------------------------
YOUR RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------

TELEPHONIC AND ELECTRONIC SERVICES


We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and 4:00 p.m. New York City time on any day we are open for business.

In addition to telephone services, in the future, we anticipate offering you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. We will notify you as these electronic services become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our website for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic deocument delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.


Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contractowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.


-------------
44 PROSPECTUS                                   YOUR RIGHTS AND RESPONSIBILITIES
-------------

VOTING RIGHTS

We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, if you have selected a variable payout option, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

Free-look period
--------------------------------------------------------------------------------
During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in good order. You can forward these documents to GIAC's customer service office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we'll refund to you:

o the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

o the accumulation value of the contract on the date we receive your cancellation.

The above amount payable will be reduced by the accumulation value of any investment credit(s) on the date we receive your cancellation notice. We will return to you any mortality and expense risk charge and administrative expense charge assessed on the accumulation value of the investment credit(s) prior to receipt of your cancellation notice.

If state law requires, you will receive the total premium you paid for the contract instead, not including investment credits.


                                                                   -------------
YOUR RIGHTS AND RESPONSIBILITIES                                   PROSPECTUS 45
                                                                   -------------

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of GIS or of broker-dealer firms which have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. A commission of 1% will be paid on all premium payments received in the first contract year exclusive of investment credits. A commission of 1% per annum of the accumulation value of the contract will be paid quarterly beginning in the second contract year. If the annuitant is age 81 or over at issue, the first year commission will be .60% and the trail commission will be .60%. Trail commissions will continue after the annuity commencement date.

We reserve the right to pay any compensation permissable under state law, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives.

In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

These fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract.

The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.


-------------
46 PROSPECTUS                                   YOUR RIGHTS AND RESPONSIBILITIES
-------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
Box 26210
Lehigh Valley, Pennsylvania  18002

The SAI contains the following information:

o     Services to the Separate Account

o     Annuity payments

o     Tax status of the contracts


o     Calculation of Yield Quotations for The Guardian Cash Fund Investment
      Division


o     Valuation of assets of the Separate Account

o     Transferability restrictions

o     Experts

o     Financial statements.


                                                                  --------------
OTHER INFORMATION                                                 PROSPECTUS  47
                                                                  --------------

--------------------------------------------------------------------------------
SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contract owner's interest under the contract before annuity payments begin.

Accumulation value

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contract begin.

Annuity payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Contingent annuitant

A contingent annuitant is the person you name in the application to become the annuitant if the annuitant dies before the annuity commencement date. A contingent annuitant may be named only if the owner and the annuitant are not the same person. Only the owner may change a contingent annuitant.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contract owner

You (or your); the person(s) or entity designated as the owner in the contract.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order


Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction. For telephone transfer instructions, good order also means that the telephone call must be received on a business day and completed no later than 4:00 p.m. New York City time on that day in order to receive that day's unit values.


Investment credit

During the first contract year, a credit of 3% of each net premium payment that is credited to this contract at the time a net premium payment is allocated to your contract's allocation options.

Reset date

The first reset date occurs on the seventh contract anniversary of the contract, excluding any additional benefit riders. Thereafter, each reset date occurs on each subsequent seventh contract anniversary.

Valuation date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading. Valuations for any date other than a valuation date will be determined on the next valuation date.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options -- as distinguished from the fixed-rate option -- available for allocations of net premium payments and allocation values.


-------------
48 PROSPECTUS                              SPECIAL TERMS USED IN THIS PROSPECTUS
-------------

--------------------------------------------------------------------------------
APPENDIX A - SUMMARY FINANCIAL INFORMATION
--------------------------------------------------------------------------------


The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account F, which were audited by PricewaterhouseCoopers LLP, independents accountants, for the year ending December 31, 2003. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account F which are included in the Statement of Additional Information.


The Separate Account commenced operations on September 12, 2000. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular accumulation unit value or rider, then that variable investment option or rider was not available at that time or there were no outstanding accumulation units.

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:


CAEDB = Contract Anniversary Enhanced Death Benefit
   LB = Living Benefit
   EB = Earnings Benefit

                                                                                         CONTRACT  TYPE
                                                          --------------------------------------------------------------------------
                                                                                                                              CAEDB,
                                                                                                                CAEDB             LB
                                                          YEAR                                                    and            and
FUND                                                       END         BASIC         CAEDB           LB            LB             EB

------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                   2003         $5.79         $5.74        $5.74         $5.70          $9.27
                                                          2002          4.85          4.83         4.83          4.80           7.83
                                                          2001          6.24          6.22         6.22          6.20             --
                                                          2000          8.09          8.08         8.08            --             --
------------------------------------------------------------------------------------------------------------------------------------

The Guardian VC 500 Index Fund                            2003          7.66          7.60         7.60          7.54           9.71
                                                          2002          6.08          6.05         6.05          6.01             --
                                                          2001          7.98          7.95         7.95          7.93             --
                                                          2000          9.22          9.21           --          9.21             --

------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                     2003          8.60          8.53         8.53          8.46             --
                                                          2002          6.85          6.81         6.81          6.77             --
                                                          2001          8.70          8.68         8.68          8.65             --
                                                          2000          9.74          9.73         9.73            --             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                      2003         11.00         10.91        10.91         10.82          11.23
                                                          2002          9.49          9.44         9.44          9.38             --
                                                          2001          9.54          9.51         9.51          9.48             --
                                                          2000          9.37          9.37           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Low Duration Bond Fund                    2003         10.06            --        10.05            --          10.03
                                                          2002            --            --           --            --             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap Value Fund                  2003         13.00         12.97        12.97            --          12.91
                                                          2002            --            --           --            --             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap Value Fund                  2003         13.32         13.29        13.29            --          13.23
                                                          2002            --            --           --            --             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund, Inc.                              2003         12.25         12.15        12.15         12.05          10.88
                                                          2002         11.90         11.83        11.83         11.77          10.65
                                                          2001         11.06         11.03        11.03         11.00             --
                                                          2000         10.34         10.34        10.34         10.33             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund, Inc.                              2003         10.12         10.04        10.04          9.96           9.72
                                                          2002         10.23         10.17        10.17         10.12           9.90
                                                          2001         10.28         10.25        10.25         10.22             --
                                                          2000         10.10         10.10        10.10         10.09             --
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                        2003          7.56          7.50         7.50          7.44             --
                                                          2002          5.91          5.88         5.88          5.85             --
                                                          2001          7.32          7.29         7.29          7.27             --
                                                          2000          9.35          9.35         9.35            --             --
------------------------------------------------------------------------------------------------------------------------------------


                                                                   -------------
APPENDIX                                                           PROSPECTUS 49
                                                                   -------------

APPENDIX A

CAEDB = Contract Anniversary Enhanced Death Benefit
   LB = Living Benefit
   EB = Earnings Benefit

                                                                                         CONTRACT  TYPE
                                                          --------------------------------------------------------------------------
                                                                                                                              CAEDB,
                                                                                                                CAEDB             LB
                                                          YEAR                                                    and            and
FUND                                                       END         BASIC         CAEDB           LB            LB             EB
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                     2003         12.58         12.48        12.48         12.38             --
                                                          2002          8.32          8.27         8.27          8.23           7.85
                                                          2001          9.04          9.01           --          8.99             --
                                                          2000          8.66          8.65           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                         2003          8.85          8.78         8.78          8.71          11.16
                                                          2002          6.28          6.25         6.24          6.21           7.98
                                                          2001          7.56          7.54           --          7.52             --
                                                          2000          8.35          8.35           --          8.34             --
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                                 2003          6.13          6.08         6.08          6.03             --
                                                          2002          5.22          5.19         5.19          5.16             --
                                                          2001          6.89          6.87         6.87          6.85             --
                                                          2000          8.39          8.38           --          8.38             --
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust               2003          7.87          7.81         7.81          7.75           9.97
                                                          2002          6.88          6.84         6.84          6.80           8.77
                                                          2001          8.00          7.98         7.98          7.95             --
                                                          2000          9.35          9.35         9.35            --             --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund Series I                  2003          5.88          5.83         5.83          5.78             --
                                                          2002          4.72          4.70         4.70          4.67             --
                                                          2001          6.21          6.19         6.19          6.18             --
                                                          2000          8.55          8.55         8.55            --             --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund Series I              2003         11.58         11.49        11.49         11.40          10.51
                                                          2002         11.67         11.60        11.60         11.53          10.66
                                                          2001         10.83         10.80        10.80         10.77             --
                                                          2000         10.36         10.36        10.36         10.35             --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund Series I                             2003          4.46          4.43         4.43          4.39           9.23
                                                          2002          3.46          3.44         3.44          3.42             --
                                                          2001          5.10          5.09         5.09          5.07             --
                                                          2000          7.85          7.85         7.85          7.84             --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Series I                          2003          6.60          6.55         6.55          6.50           8.86
                                                          2002          5.37          5.34         5.34          5.31             --
                                                          2001          7.84          7.82         7.82          7.79             --
                                                          2000          9.13          9.12         9.12            --             --
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio Class O         2003          5.67          5.62         5.62          5.58           9.19
                                                          2002          4.28          4.26         4.26          4.23           6.99
                                                          2001          6.59          6.57         6.57          6.55             --
                                                          2000          7.98          7.98           --          7.97             --
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income Portfolio Class B       2003         10.34         10.30        10.30         10.25          10.21
                                                          2002          7.96          7.95         7.94          7.93             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio Class B        2003          9.56          9.52           --          9.48             --
                                                          2002          7.88          7.87           --            --             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology Portfolio Class B            2003          9.57          9.53         9.53          9.49             --
                                                          2002          6.77          6.76         6.76            --             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio Class B                 2003         10.69         10.64        10.64         10.60             --
                                                          2002          8.47          8.45         8.46          8.44           8.42
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund Class 1     2003          5.50          5.46         5.46          5.42           9.10
                                                          2002          4.65          4.62         4.62          4.60           7.74
                                                          2001          6.01          5.99         5.99          5.97             --
                                                          2000          8.50          8.49           --            --             --
------------------------------------------------------------------------------------------------------------------------------------


-------------
50 PROSPECTUS                                                           APPENDIX
-------------

CAEDB = Contract Anniversary Enhanced Death Benefit
   LB = Living Benefit
   EB = Earnings Benefit

                                                                                         CONTRACT  TYPE
                                                          --------------------------------------------------------------------------
                                                                                                                              CAEDB,
                                                                                                                CAEDB             LB
                                                          YEAR                                                    and            and
FUND                                                       END         BASIC         CAEDB           LB            LB             EB
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio Service Class 2           2003          9.52          9.44         9.44          9.37             --
                                                          2002          8.25          8.21         8.21          8.16             --
                                                          2001          9.22          9.19         9.19          9.16             --
                                                          2000          9.56          9.56           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio Service Class 2         2003          9.06          8.99         8.99          8.91          10.90
                                                          2002          7.19          7.15         7.15          7.11           8.72
                                                          2001          8.10          8.07         8.07          8.05             --
                                                          2000          9.42          9.41         9.41          9.40             --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio Service Class 2      2003          9.96          9.88         9.88          9.80          10.10
                                                          2002          7.80          7.75         7.75          7.71           7.96
                                                          2001          9.58          9.55         9.55          9.52             --
                                                          2000         10.29         10.28           --         10.27             --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio Service Class 2             2003          6.34          6.29         6.29          6.23           9.19
                                                          2002          4.87          4.84         4.84          4.81           7.11
                                                          2001          7.10          7.08         7.08          7.06             --
                                                          2000          8.80          8.80         8.80            --             --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio Service Class 2            2003         11.71         11.66        11.66         11.61          11.56
                                                          2002          8.62          8.60         8.60          8.59             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund Class 2                  2003         10.29         10.25        10.25         10.20          10.16
                                                          2002          7.93          7.91         7.91            --             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio (formerly Janus      2003          3.96          3.93         3.93          3.89             --
  Aspen Aggressive Growth Portfolio) Service Shares       2002          2.99          2.97         2.97          2.96             --
                                                          2001          4.23          4.22         4.22          4.21             --
                                                          2000          7.13          7.13         7.13          7.12             --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio                2003          6.27          6.22         6.22          6.17             --
  Service Shares                                          2002          5.31          5.28         5.28          5.25             --
                                                          2001          6.43          6.41         6.41          6.39             --
                                                          2000          8.37          8.36           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio Service Shares      2003         12.25         12.16        12.16         12.06          11.19
                                                          2002         11.74         11.68        11.67         11.61          10.80
                                                          2001         10.85         10.82        10.82         10.78             --
                                                          2000         10.27         10.27           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                   2003          7.12          7.06         7.06          7.00             --
  Service Shares                                          2002          5.86          5.83         5.83          5.80             --
                                                          2001          7.63          7.61         7.61          7.58             --
                                                          2000          8.99          8.98         8.98            --             --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                    2003          5.80          5.76         5.76          5.71             --
  Service Shares                                          2002          4.77          4.75         4.75          4.72             --
                                                          2001          6.54          6.52         6.52          6.50             --
                                                          2000          8.60          8.60         8.60            --             --
------------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series Service Class            2003          5.74          5.69         5.69          5.65           8.84
                                                          2002          4.59          4.57         4.57          4.54             --
                                                          2001          6.66          6.64         6.64          6.62             --
                                                          2000          8.89          8.88           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series Service Class                  2003          4.53          4.49         4.49          4.46             --
                                                          2002          3.55          3.53         3.53          3.51             --
                                                          2001          5.46          5.44         5.44          5.43             --
                                                          2000          8.37          8.37           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series Service Class                  2003          7.44          7.38         7.38          7.32             --
                                                          2002          6.22          6.18         6.18          6.15           7.85
                                                          2001          8.02          8.00         8.00          7.97             --
                                                          2000          9.73          9.73           --            --             --
------------------------------------------------------------------------------------------------------------------------------------


                                                                   -------------
APPENDIX                                                           PROSPECTUS 51
                                                                   -------------

APPENDIX A

CAEDB = Contract Anniversary Enhanced Death Benefit
   LB = Living Benefit
   EB = Earnings Benefit

                                                                                         CONTRACT  TYPE
                                                          --------------------------------------------------------------------------
                                                                                                                              CAEDB,
                                                                                                                CAEDB             LB
                                                          YEAR                                                    and            and
FUND                                                       END         BASIC         CAEDB           LB            LB             EB
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series Service Class                    2003          7.65          7.59         7.59          7.53             --
                                                          2002          5.84          5.80         5.80          5.77             --
                                                          2001          8.71          8.68         8.68          8.65             --
                                                          2000          9.35          9.35         9.35            --             --
------------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series Service Class                 2003         12.25         12.16        12.16         12.06             --
                                                          2002         11.33         11.27        11.26         11.20             --
                                                          2001         10.66         10.62        10.62            --             --
                                                          2000         10.37            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio Class II                    2003          5.74          5.70         5.70          5.65             --
                                                          2002          4.51          4.49         4.49          4.46             --
                                                          2001          6.67          6.65         6.65          6.63             --
                                                          2000          8.34          8.34           --          8.33             --
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Growth & Income          2003         10.29         10.25        10.25         10.21             --
  Portfolio Class II                                      2002          8.20          8.19         8.19          8.18             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Government               2003         10.55         10.51        10.51         10.46          10.42
  Portfolio Class II                                      2002         10.58         10.57        10.56         10.55             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------

Number of accumulation units outstanding at the end of the indicated period:

CAEDB = Contract Anniversary Enhanced Death Benefit
   LB = Living Benefit
   EB = Earnings Benefit

                                                                                         CONTRACT  TYPE
                                                          --------------------------------------------------------------------------
                                                                                                                              CAEDB,
                                                                                                                CAEDB             LB
                                                          YEAR                                                    and            and
FUND                                                       END         BASIC         CAEDB           LB            LB             EB
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                   2003     1,343,966       424,464       28,958        19,520            483
                                                          2002     1,310,521       450,248       31,601        16,439          1,185
                                                          2001       954,095       439,893       25,582         9,368             --
                                                          2000       408,596       232,031       12,026            --             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                            2003       575,903       178,788       32,677        20,188            833
                                                          2002       444,538       169,906       23,087        20,609             --
                                                          2001       310,994        99,188       15,254        10,471             --
                                                          2000        20,902        30,348           --           333             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                     2003       172,828       111,477        2,756         7,750             --
                                                          2002       157,950       109,589        7,484         6,415             --
                                                          2001       133,129       125,096        5,439         5,289             --
                                                          2000        26,142        59,732        2,226            --             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                      2003       323,171        56,087        3,159         9,246             83
                                                          2002       272,713        43,097        3,273         1,539             --
                                                          2001        40,009         8,207        1,858            22             --
                                                          2000       108,667           855           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Low Duration Bond Fund                    2003        57,494            --          287            --            442
                                                          2002            --            --           --            --             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap Value Fund                  2003        74,187         3,330          283            --             75
                                                          2002            --            --           --            --             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------


-------------
52 PROSPECTUS                                                           APPENDIX
-------------

CAEDB = Contract Anniversary Enhanced Death Benefit
   LB = Living Benefit
   EB = Earnings Benefit

                                                                                         CONTRACT  TYPE
                                                          --------------------------------------------------------------------------
                                                                                                                              CAEDB,
                                                                                                                CAEDB             LB
                                                          YEAR                                                    and            and
FUND                                                       END         BASIC         CAEDB           LB            LB             EB
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap Value Fund                  2003       103,368         6,970          165            --             72
                                                          2002            --            --           --            --             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund, Inc.                              2003     1,141,414       279,564      103,054        33,466          2,465
                                                          2002     1,057,872       307,689       98,348        37,160          3,761
                                                          2001       557,110       187,947       88,467        31,792             --
                                                          2000        31,026        25,252       15,057         7,437             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund, Inc.                              2003     1,442,285       245,518       47,660        25,783            635
                                                          2002     3,565,569       393,851       39,845        25,722          1,076
                                                          2001     2,319,918       420,854       33,195        13,583             --
                                                          2000       340,712       153,008        5,959         3,726             --
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                        2003       302,718        76,219        7,766         6,234             --
                                                          2002       153,611        71,326        1,434         6,366             --
                                                          2001        66,026        31,140          550             8             --
                                                          2000       102,369        14,251          228            --             --
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                     2003       386,646        27,914        3,998         1,854             --
                                                          2002        92,064        23,496        1,218         1,498            545
                                                          2001        22,937         6,622           --             8             --
                                                          2000           898         1,558           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                         2003       545,597       167,667        4,601        34,538            116
                                                          2002       281,326       130,361        3,196        35,096            626
                                                          2001       136,074        56,781           --         2,717             --
                                                          2000       150,297        10,817           --         1,773             --
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                                 2003       288,620        82,896        2,950         8,873             --
                                                          2002       195,742        69,593        3,069         5,832             --
                                                          2001       109,752        35,984        2,814         5,768             --
                                                          2000        21,898        13,673           --         3,496             --
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust               2003       823,018       263,973       43,756        17,216            532
                                                          2002       781,005       288,048       49,427        17,676            189
                                                          2001       587,990       271,743       40,037        11,010             --
                                                          2000       138,189        67,771        6,498            --             --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund Series I                  2003       183,149        52,692        2,144         1,343             --
                                                          2002       176,810        43,451        4,628         2,518             --
                                                          2001       141,527        33,172        3,346           912             --
                                                          2000        58,870        17,007        1,075            --             --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund Series I              2003       467,772       105,325       40,615        22,093            838
                                                          2002       472,407       123,259       37,902        18,647            320
                                                          2001       192,339        36,103       35,164        18,454             --
                                                          2000        19,443         2,307        8,455         7,416             --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund Series I
                                                          2003       203,942       131,142        2,124        32,260            280
                                                          2002       132,724        76,292        5,927        29,418             --
                                                          2001       118,449        58,363        4,806        11,511             --
                                                          2000        28,739        18,243          845         4,054             --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Series I                          2003       350,505       123,008       10,744         1,935          1,215
                                                          2002       431,690       143,797       15,602         3,091             --
                                                          2001       318,967       152,063       16,772         1,837             --
                                                          2000        39,797        55,892          519            --             --
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio Class O         2003       308,522        80,675        5,353         2,285             59
                                                          2002       270,058        77,979        5,993         2,283             67
                                                          2001       124,879        54,243        3,469         3,328             --
                                                          2000        21,435        14,083           --         1,812             --
------------------------------------------------------------------------------------------------------------------------------------


                                                                   -------------
APPENDIX                                                           PROSPECTUS 53
                                                                   -------------

APPENDIX A

CAEDB = Contract Anniversary Enhanced Death Benefit
   LB = Living Benefit
   EB = Earnings Benefit

                                                                                         CONTRACT  TYPE
                                                          --------------------------------------------------------------------------
                                                                                                                              CAEDB,
                                                                                                                CAEDB             LB
                                                          YEAR                                                    and            and
FUND                                                       END         BASIC         CAEDB           LB            LB             EB
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income Portfolio Class B       2003       190,381        38,912        3,559        19,086            259
                                                          2002        20,302        24,871          311        19,572             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio Class B        2003        24,721           920           --           170             --
                                                          2002         5,757           841           --            --             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology Portfolio Class B            2003        57,536        19,546           37           636             --
                                                          2002        14,651         4,152           49            --             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio Class B                 2003       149,627        21,792        1,654         6,576             --
                                                          2002        32,363         7,750          889         5,574          1,021
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund Class 1     2003       148,037        49,605        7,977        19,482             57
                                                          2002       121,885        47,556        8,454         4,372             65
                                                          2001        84,699        50,730        8,535         3,778             --
                                                          2000        10,955        33,061           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio Service Class 2           2003       343,111        94,986        2,979         2,964             --
                                                          2002       277,402        75,916        3,547         1,748             --
                                                          2001       174,176        57,794        3,639           118             --
                                                          2000        19,736         2,076           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio Service Class 2         2003       610,880       182,304       32,834        10,945            357
                                                          2002       463,856       186,750       41,569         7,317          1,017
                                                          2001       259,861       109,211       24,771         5,946             --
                                                          2000        86,819        34,239        3,387         1,727             --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio Service Class 2      2003       855,233       206,918       25,467        11,718            576
                                                          2002       694,772       190,046       29,430         7,968            207
                                                          2001       409,221        74,723       11,197         2,928             --
                                                          2000        40,670         3,627           --           298             --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio Service Class 2             2003       375,650       113,116       25,316         4,162            215
                                                          2002       334,810       110,847       13,793         6,204            225
                                                          2001       185,722        43,721        2,680         2,683             --
                                                          2000        20,581        23,212          791            --             --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio Service Class 2            2003       232,243        69,424       10,213        19,972            113
                                                          2002        47,159        33,266        4,392        19,042             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund Class 2                  2003        67,546        15,424          855         1,160            401
                                                          2002        34,823         4,421           71            --             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio (formerly Janus      2003       703,252        96,146       10,601         1,022              -
  Aspen Aggressive Growth Portfolio) Service Shares       2002       241,494        83,522       14,556         1,218             --
                                                          2001       205,062        94,230       14,436         2,707             --
                                                          2000       335,810        60,379        2,958           430             --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio                2003       394,046       111,127        4,215         5,322             --
  Service Shares                                          2002       220,781       132,160        3,647         3,251             --
                                                          2001       196,464       114,434          951         1,290             --
                                                          2000        68,005        58,460           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio Service Shares      2003       323,404        40,014        3,712         3,301             80
                                                          2002       228,476        31,864        2,815         1,164             83
                                                          2001       105,572        31,611        2,730           117             --
                                                          2000         9,818         7,703           --            --             --
------------------------------------------------------------------------------------------------------------------------------------


-------------
54 PROSPECTUS                                                           APPENDIX
-------------

CAEDB = Contract Anniversary Enhanced Death Benefit
   LB = Living Benefit
   EB = Earnings Benefit

                                                                                         CONTRACT  TYPE
                                                          --------------------------------------------------------------------------
                                                                                                                              CAEDB,
                                                                                                                CAEDB             LB
                                                          YEAR                                                    and            and
FUND                                                       END         BASIC         CAEDB           LB            LB             EB
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio Service Shares    2003       178,316        50,005        4,852         7,419             --
                                                          2002       156,458        63,813        7,390         5,688             --
                                                          2001       121,621        61,579        6,898         2,956             --
                                                          2000        22,894        15,952          776            --             --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio Service Shares     2003       437,837       157,432        6,718        35,930             --
                                                          2002       426,830       181,525       11,986        37,056             --
                                                          2001       415,064       165,584       11,213         2,680             --
                                                          2000       342,876        50,804        2,411            --             --
------------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series Service Class            2003       151,703        67,356        4,781         1,837            516
                                                          2002       189,461        85,654        6,045         4,484             --
                                                          2001       160,662        58,351        4,118         2,044             --
                                                          2000        19,346        21,767           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series Service Class                  2003       366,859       104,307        4,491         7,146             --
                                                          2002       202,288        71,560        4,913         6,371             --
                                                          2001       166,921        82,603        6,293         4,376             --
                                                          2000        69,400        15,882           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series Service Class                  2003       215,376        52,351        4,968        10,557             --
                                                          2002       242,975        49,097        4,976        11,878          1,081
                                                          2001       135,458        38,587       10,659         2,294             --
                                                          2000         8,291         5,227           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series Service Class                    2003       331,921        61,978        6,428         3,649             --
                                                          2002       253,219        67,619        8,150         3,265             --
                                                          2001       150,658        62,059        5,981           169             --
                                                          2000        25,431        20,543          587            --             --
------------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series Service Class                 2003        84,114         9,232        3,780         1,465             --
                                                          2002        54,620         9,033        3,350           794             --
                                                          2001        18,001         4,104        1,935            --             --
                                                          2000           959            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio Class II                    2003       134,363        43,752        1,506           662             --
                                                          2002       153,989        36,019        1,597         2,815             --
                                                          2001       146,648        40,303        1,257         7,589             --
                                                          2000        17,049         8,754           --         5,743             --
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Growth & Income          2003       100,344        23,942       10,191         1,362              -
  Portfolio Class II                                      2002        38,200        15,345        1,016           177             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Government               2003       223,904        39,274       23,354         7,109            671
  Portfolio Class II                                      2002        89,327        22,043        4,374         1,543             --
                                                          2001            --            --           --            --             --
                                                          2000            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------


                                                                   -------------
APPENDIX                                                           PROSPECTUS 55
                                                                   -------------

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY CONTRACT

Issued Through

THE GUARDIAN SEPARATE ACCOUNT F
OF THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.


STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2004


This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account F (marketed under the name "The Guardian C+C(SM) Variable Annuity) dated May 1, 2004.

A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                                 P.O. Box 26210
                        Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

          TABLE OF CONTENTS

                                                                    Page
                                                                    ----
          Services to the Separate Account ....................      B-2

          Annuity Payments ....................................      B-2

          Tax Status of the Contracts .........................      B-3


          Calculation of  Yield Quotations for The Guardian
            Cash Fund Investment Division .....................      B-4


          Valuation of Assets of the Separate Account .........      B-5

          Transferability Restrictions ........................      B-5

          Experts - Financial Statements ......................      B-5

EB-013692  5/03


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-1
                                                                             ---

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian Separate Account F (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.


Guardian Investor Services LLC ("GIS"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC or of other broker-dealers which have selling agreements with GIS and GIAC. In the years 2003, 2002 and 2001, GIAC paid commissions through GIS with respect to the sales of variable annuity contracts in the amount of $43,478,315, $39,993,217 and $33,476,514, respectively.


ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment rate must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.

If a contract owner chooses a variable annuity payment, or a combination of variable and fixed payments, he or she may choose an assumed investment return on the variable annuity payments of either 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation. If no choice is made, an effective annual interest rate of 3 1/2% will be used as the assumed investment return. As discussed later, the assumed investment return chosen is compared to the actual returns of the variable investment options chosen to determine the amount of subsequent variable annuity payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the variable investment options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current valuation period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under a variable investment option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

Determination of the First Monthly Annuity Payment: At the time annuity payments begin, the value of the contract owner's account is determined by multiplying the variable accumulation unit value on the valuation date ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable accumulation units credited to the contract owner's account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.


---
B-2               INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
---

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

Determination of the Second and Subsequent Monthly Variable Annuity Payments:
The amount of the second and subsequent variable annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation date ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly variable annuity payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the variable investment options are made. If a transfer among the variable investment options is made, the number of annuity units will be adjusted accordingly.

The assumed investment return the contract owner selects under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return selected, the variable annuity payments will remain constant. If the actual net investment return exceeds the assumed investment return selected, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return selected, variable annuity payments will decrease.

The second and subsequent monthly payments made under a fixed annuity payout option will be equal to the amount of the first monthly fixed annuity payment (described above).

We may provide a contract owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the contract owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended ("Code") requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.


Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.



                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-3
                                                                             ---

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder's death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder's death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.


CALCULATION OF YIELD QUOTATIONS FOR THE GUARDIAN CASH FUND INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in The Guardian Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or The Guardian Cash Fund and unrealized appreciation and depreciation with respect to The Guardian Cash Fund's portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing
(1) the net change in the value of the contract for the base period (see "Accumulation Period" in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division's average contract size. The current annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2003 was 0.56%.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2003 was 0.56%.


The current and effective yields of The Guardian Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in The Guardian Cash Fund's portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.


---
B-4               INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
---

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT


The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC's Board of Directors.

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS


The consolidated financial statements of GIAC as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 and the financial statements of the Separate Account as of and for the year ended December 31, 2003 and for the periods ended December 31, 2003 and 2002, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-5
                                                                             ---

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF
THE GUARDIAN SEPARATE ACCOUNT F
--------------------------------------------------------------------------------

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

                                                                                 Investment Divisions
                                                            -------------------------------------------------------------
                                                                                                                 Guardian
                                                                                 Guardian        Guardian         VC High
                                                                 Guardian          VC 500        VC Asset           Yield
                                                                    Stock           Index      Allocation            Bond
                                                            -------------   -------------   -------------   -------------
Assets:
   Shares owned in underlying fund ......................         386,143         798,414         301,861         538,682
   Net asset value per share (NAV) ......................           27.30            8.14            8.40            8.43
                                                            -------------   -------------   -------------   -------------
      Total Assets (Shares x NAV) .......................   $  10,541,701   $   6,499,088   $   2,535,633   $   4,541,091
Liabilities:
   Due to the Guardian Insurance & Annuity
      Company, Inc. .....................................          22,868          20,333          10,450           8,801
                                                            -------------   -------------   -------------   -------------
Net Assets ..............................................   $  10,518,833   $   6,478,755   $   2,525,183   $   4,532,290
                                                            =============   =============   =============   =============
Net Assets: Regular Contract
   Contract value in accumulation period ................   $   7,782,847   $   4,412,515   $   1,485,622   $   3,554,122
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $   7,782,847   $   4,412,515   $   1,485,622   $   3,554,122
   Units Outstanding ....................................       1,343,966         575,903         172,828         323,171
   Unit Value (accumulation) ............................   $        5.79   $        7.66   $        8.60   $       11.00
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract value in accumulation period ................   $     166,339   $     248,348   $      23,499   $      34,464
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $     166,339   $     248,348   $      23,499   $      34,464
   Units Outstanding ....................................          28,958          32,677           2,756           3,159
   Unit Value (accumulation) ............................   $        5.74   $        7.60   $        8.53   $       10.91
Net Assets: Contracts with Anniversary Enhanced
   Death Benefit Rider (EDBR)
   Contract value in accumulation period ................   $   2,438,164   $   1,358,783   $     950,512   $     611,842
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $   2,438,164   $   1,358,783   $     950,512   $     611,842
   Units Outstanding ....................................         424,464         178,788         111,477          56,087
   Unit Value (accumulation) ............................   $        5.74   $        7.60   $        8.53   $       10.91
Net Assets: Contracts with Anniversary EDBR and LBR
   Contract value in accumulation period ................   $     111,217   $     152,185   $      65,550   $     100,051
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $     111,217   $     152,185   $      65,550   $     100,051
   Units Outstanding ....................................          19,520          20,188           7,750           9,246
   Unit Value (accumulation) ............................   $        5.70   $        7.54   $        8.46   $       10.82
Net Assets: Contracts with Anniversary EDBR,
   LBR and Earnings Benefit Rider
   Contract value in accumulation period ................   $       4,480   $       8,087   $          --   $         936
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $       4,480   $       8,087   $          --   $         936
   Units Outstanding ....................................             483             833              --              83
   Unit Value (accumulation) ............................   $        9.27   $        9.71   $          --   $       11.23
Net Assets: Total
   Contract value in accumulation period ................   $  10,503,047   $   6,179,918   $   2,525,183   $   4,301,415
   Contract value in payout (annuitization) period ......          15,786         298,837              --         230,875
                                                            -------------   -------------   -------------   -------------
      Net Assets ........................................   $  10,518,833   $   6,478,755   $   2,525,183   $   4,532,290
                                                            =============   =============   =============   =============

FIFO Cost of Shares in Underlying Fund ..................   $  10,641,338   $   5,836,840   $   2,432,135   $   4,428,997

                                                                                 Investment Divisions
                                                            -------------------------------------------------------------
                                                                 Guardian        Guardian        Guardian
                                                                   VC Low          UBS VC          UBS VC
                                                                 Duration       Large Cap       Small Cap        Guardian
                                                                     Bond           Value           Value            Bond
                                                            -------------   -------------   -------------   -------------
Assets:
   Shares owned in underlying fund ......................          60,785          79,498         116,405       1,570,739
   Net asset value per share (NAV) ......................           10.06           12.82           12.94           12.25
                                                            -------------   -------------   -------------   -------------
      Total Assets (Shares x NAV) .......................   $     611,496   $   1,019,165   $   1,506,278   $  19,241,555
Liabilities:
   Due to the Guardian Insurance & Annuity
      Company, Inc. .....................................           2,302           7,096          12,190          44,611
                                                            -------------   -------------   -------------   -------------
Net Assets ..............................................   $     609,194   $   1,012,069   $   1,494,088   $  19,196,944
                                                            =============   =============   =============   =============
Net Assets: Regular Contract
   Contract value in accumulation period ................   $     578,333   $     964,253   $   1,377,335   $  13,976,893
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $     578,333   $     964,253   $   1,377,335   $  13,976,893
   Units Outstanding ....................................          57,494          74,187         103,368       1,141,414
   Unit Value (accumulation) ............................   $       10.06   $       13.00   $       13.32   $       12.25
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract value in accumulation period ................   $       2,889   $       3,667   $       2,194   $   1,251,731
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $       2,889   $       3,667   $       2,194   $   1,251,731
   Units Outstanding ....................................             287             283             165         103,054
   Unit Value (accumulation) ............................   $       10.05   $       12.97   $       13.29   $       12.15
Net Assets: Contracts with Anniversary Enhanced
   Death Benefit Rider (EDBR)
   Contract value in accumulation period ................   $          --   $      43,180   $      92,657   $   3,395,678
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $          --   $      43,180   $      92,657   $   3,395,678
   Units Outstanding ....................................              --           3,330           6,970         279,564
   Unit Value (accumulation) ............................   $          --   $       12.97   $       13.29   $       12.15
Net Assets: Contracts with Anniversary EDBR and LBR
   Contract value in accumulation period ................   $          --   $          --   $          --   $     403,204
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $          --   $          --   $          --   $     403,204
   Units Outstanding ....................................              --              --              --          33,466
   Unit Value (accumulation) ............................   $          --   $          --   $          --   $       12.05
Net Assets: Contracts with Anniversary EDBR,
   LBR and Earnings Benefit Rider
   Contract value in accumulation period ................   $       4,431   $         969   $         950   $      26,825
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $       4,431   $         969   $         950   $      26,825
   Units Outstanding ....................................             442              75              72           2,465
   Unit Value (accumulation) ............................   $       10.03   $       12.91   $       13.23   $       10.88
Net Assets: Total
   Contract value in accumulation period ................   $     585,653   $   1,012,069   $   1,473,136   $  19,054,331
   Contract value in payout (annuitization) period ......          23,541              --          20,952         142,613
                                                            -------------   -------------   -------------   -------------
      Net Assets ........................................   $     609,194   $   1,012,069   $   1,494,088   $  19,196,944
                                                            =============   =============   =============   =============

FIFO Cost of Shares in Underlying Fund ..................   $     610,394   $     938,215   $   1,394,233   $  19,751,087

                                                                         Investment Divisions
                                                            ---------------------------------------------
                                                                                                  Baillie
                                                                                  Baillie         Gifford
                                                                 Guardian         Gifford        Emerging
                                                                     Cash   International         Markets
                                                            -------------   -------------   -------------
Assets:
   Shares owned in underlying fund ......................       1,915,916         222,098         389,808
   Net asset value per share (NAV) ......................           10.00           13.40           13.60
                                                            -------------   -------------   -------------
      Total Assets (Shares x NAV) .......................   $  19,159,164   $   2,976,113   $   5,301,388
Liabilities:
   Due to the Guardian Insurance & Annuity
      Company, Inc. .....................................       1,322,481          12,690          12,485
                                                            -------------   -------------   -------------
Net Assets ..............................................   $  17,836,683   $   2,963,423   $   5,288,903
                                                            =============   =============   =============
Net Assets: Regular Contract
   Contract value in accumulation period ................   $  14,594,262   $   2,287,551   $   4,865,645
                                                            -------------   -------------   -------------
   Net Assets ...........................................   $  14,594,262   $   2,287,551   $   4,865,645
   Units Outstanding ....................................       1,442,285         302,718         386,646
   Unit Value (accumulation) ............................   $       10.12   $        7.56   $       12.58
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract value in accumulation period ................   $     478,364   $      58,212   $      49,911
                                                            -------------   -------------   -------------
   Net Assets ...........................................   $     478,364   $      58,212   $      49,911
   Units Outstanding ....................................          47,660           7,766           3,998
   Unit Value (accumulation) ............................   $       10.04   $        7.50   $       12.48
Net Assets: Contracts with Anniversary Enhanced
   Death Benefit Rider (EDBR)
   Contract value in accumulation period ................   $   2,464,274   $     571,309   $     348,439
                                                            -------------   -------------   -------------
   Net Assets ...........................................   $   2,464,274   $     571,309   $     348,439
   Units Outstanding ....................................         245,518          76,219          27,914
   Unit Value (accumulation) ............................   $       10.04   $        7.50   $       12.48
Net Assets: Contracts with Anniversary EDBR and LBR
   Contract value in accumulation period ................   $     256,690   $      46,351   $      22,956
                                                            -------------   -------------   -------------
   Net Assets ...........................................   $     256,690   $      46,351   $      22,956
   Units Outstanding ....................................          25,783           6,234           1,854
   Unit Value (accumulation) ............................   $        9.96   $        7.44   $       12.38
Net Assets: Contracts with Anniversary EDBR,
   LBR and Earnings Benefit Rider
   Contract value in accumulation period ................   $       6,176   $          --   $          --
                                                            -------------   -------------   -------------
   Net Assets ...........................................   $       6,176   $          --   $          --
   Units Outstanding ....................................             635              --              --
   Unit Value (accumulation) ............................   $        9.72   $          --   $          --
Net Assets: Total
   Contract value in accumulation period ................   $  17,799,766   $   2,963,423   $   5,286,951
   Contract value in payout (annuitization) period ......          36,917              --           1,952
                                                            -------------   -------------   -------------
      Net Assets ........................................   $  17,836,683   $   2,963,423   $   5,288,903
                                                            =============   =============   =============

FIFO Cost of Shares in Underlying Fund ..................   $  19,159,164   $   2,784,312   $   4,738,042

See Notes to financial statements.


                                    B-6 & B-7

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                                 Investment Divisions
                                                            -------------------------------------------------------------
                                                                                               Value Line        AIM V.I.
                                                                 Guardian                       Strategic      Aggressive
                                                                Small Cap      Value Line           Asset          Growth
                                                                    Stock       Centurion      Management        Series 1
                                                            -------------   -------------   -------------   -------------
Assets:
   Shares owned in underlying fund ......................         380,644         129,894         494,333         132,923
   Net asset value per share (NAV) ......................           17.83           18.15           18.30           10.59
                                                            -------------   -------------   -------------   -------------
      Total Assets (Shares x NAV) .......................   $   6,786,882   $   2,357,575   $   9,046,299   $   1,407,657
Liabilities:
   Due to the Guardian Insurance & Annuity
   Company, Inc. ........................................          20,509          13,371          22,656           3,984
                                                            -------------   -------------   -------------   -------------
Net Assets ..............................................   $   6,766,373   $   2,344,204   $   9,023,643   $   1,403,673
                                                            =============   =============   =============   =============
Net Assets: Regular Contract
   Contract value in accumulation period ................   $   4,829,646   $   1,768,842   $   6,479,490   $   1,076,272
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $   4,829,646   $   1,768,842   $   6,479,490   $   1,076,272
   Units Outstanding ....................................         545,597         288,620         823,018         183,149
   Unit Value (accumulation) ............................   $        8.85   $        6.13   $        7.87   $        5.88
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract value in accumulation period ................   $      40,403   $      17,935   $     341,695   $      12,497
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $      40,403   $      17,935   $     341,695   $      12,497
   Units Outstanding ....................................           4,601           2,950          43,756           2,144
   Unit Value (accumulation) ............................   $        8.78   $        6.08   $        7.81   $        5.83
Net Assets: Contracts with Anniversary Enhanced
   Death Benefit Rider (EDBR)
   Contract value in accumulation period ................   $   1,472,196   $     503,926   $   2,061,413   $     307,138
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $   1,472,196   $     503,926   $   2,061,413   $     307,138
   Units Outstanding ....................................         167,667          82,896         263,973          52,692
   Unit Value (accumulation) ............................   $        8.78   $        6.08   $        7.81   $        5.83
Net Assets: Contracts with Anniversary EDBR and LBR
   Contract value in accumulation period ................   $     300,808   $      53,501   $     133,355   $       7,766
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $     300,808   $      53,501   $     133,355   $       7,766
   Units Outstanding ....................................          34,538           8,873          17,216           1,343
   Unit Value (accumulation) ............................   $        8.71   $        6.03   $        7.75   $        5.78
Net Assets: Contracts with Anniversary EDBR,
   LBR and Earnings Benefit Rider
   Contract value in accumulation period ................   $       1,293   $          --   $       5,303   $          --
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $       1,293   $          --   $       5,303   $          --
   Units Outstanding ....................................             116              --             532              --
   Unit Value (accumulation) ............................   $       11.16   $          --   $        9.97   $          --
Net Assets: Total
   Contract value in accumulation period ................   $   6,644,346   $   2,344,204   $   9,021,256   $   1,403,673
   Contract value in payout (annuitization) period ......         122,027              --           2,387              --
                                                            -------------   -------------   -------------   -------------
      Net Assets ........................................   $   6,766,373   $   2,344,204   $   9,023,643   $   1,403,673
                                                            =============   =============   =============   =============

FIFO Cost Of Shares in Underlying Fund ..................   $   5,881,815   $   2,139,630   $   8,566,378   $   1,170,451

                                                                                 Investment Divisions
                                                            -------------------------------------------------------------
                                                                                                                    Alger
                                                                 AIM V.I.                        AIM V.I.        American
                                                               Government        AIM V.I.         Premier       Leveraged
                                                               Securities          Growth          Equity          AllCap
                                                                 Series 1        Series 1        Series 1         Class O
                                                            -------------   -------------   -------------   -------------
Assets:
   Shares owned in underlying fund ......................         609,587         114,445         163,683          84,009
   Net asset value per share (NAV) ......................           12.23           14.83           20.23           28.09
                                                            -------------   -------------   -------------   -------------
      Total Assets (Shares x NAV) .......................   $   7,455,253   $   1,697,224   $   3,311,306   $   2,359,814
Liabilities:
   Due to the Guardian Insurance & Annuity
   Company, Inc. ........................................          15,524          12,339          12,949           8,175
                                                            -------------   -------------   -------------   -------------
Net Assets ..............................................   $   7,439,729   $   1,684,885   $   3,298,357   $   2,351,639
                                                            =============   =============   =============   =============
Net Assets: Regular Contract
   Contract value in accumulation period ................   $   5,418,702   $     909,972   $   2,314,737   $   1,748,214
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $   5,418,702   $     909,972   $   2,314,737   $   1,748,214
   Units Outstanding ....................................         467,772         203,942         350,505         308,522
   Unit Value (accumulation) ............................   $       11.58   $        4.46   $        6.60   $        5.67
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract value in accumulation period ................   $     466,688   $       9,402   $      70,378   $      30,089
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $     466,688   $       9,402   $      70,378   $      30,089
   Units Outstanding ....................................          40,615           2,124          10,744           5,353
   Unit Value (accumulation) ............................   $       11.49   $        4.43   $        6.55   $        5.62
Net Assets: Contracts with Anniversary Enhanced
   Death Benefit Rider (EDBR)
   Contract value in accumulation period ................   $   1,210,238   $     580,414   $     805,777   $     453,443
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $   1,210,238   $     580,414   $     805,777   $     453,443
   Units Outstanding ....................................         105,325         131,142         123,008          80,675
   Unit Value (accumulation) ............................   $       11.49   $        4.43   $        6.55   $        5.62
Net Assets: Contracts with Anniversary EDBR and LBR
   Contract value in accumulation period ................   $     251,807   $     141,621   $      12,575   $      12,737
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $     251,807   $     141,621   $      12,575   $      12,737
   Units Outstanding ....................................          22,093          32,260           1,935           2,285
   Unit Value (accumulation) ............................   $       11.40   $        4.39   $        6.50   $        5.58
Net Assets: Contracts with Anniversary EDBR,
   LBR and Earnings Benefit Rider
   Contract value in accumulation period ................   $       8,806   $       2,583   $      10,768   $         541
                                                            -------------   -------------   -------------   -------------
   Net Assets ...........................................   $       8,806   $       2,583   $      10,768   $         541
   Units Outstanding ....................................             838             280           1,215              59
   Unit Value (accumulation) ............................   $       10.51   $        9.23   $        8.86   $        9.19
Net Assets: Total
   Contract value in accumulation period ................   $   7,356,241   $   1,643,992   $   3,214,235   $   2,245,024
   Contract value in payout (annuitization) period ......          83,488          40,893          84,122         106,615
                                                            -------------   -------------   -------------   -------------
      Net Assets ........................................   $   7,439,729   $   1,684,885   $   3,298,357   $   2,351,639
                                                            =============   =============   =============   =============

FIFO Cost Of Shares in Underlying Fund ..................   $   7,598,159   $   1,599,754   $   3,480,031   $   2,172,735

                                                                         Investment Divisions
                                                            ---------------------------------------------
                                                                 Alliance        Alliance
                                                                Bernstein       Bernstein        Alliance
                                                                 Growth &         Premier       Bernstein
                                                                   Income          Growth      Technology
                                                                  Class B         Class B         Class B
                                                            -------------   -------------   -------------
Assets:
   Shares owned in underlying fund ......................         121,084          11,688          56,195
   Net asset value per share (NAV) ......................           21.62           21.33           14.35
                                                            -------------   -------------   -------------
      Total Assets (Shares x NAV) .......................   $   2,617,840   $     249,295   $     806,397
Liabilities:
   Due to the Guardian Insurance & Annuity
   Company, Inc. ........................................          14,039           2,659          10,932
                                                            -------------   -------------   -------------
Net Assets ..............................................   $   2,603,801   $     246,636   $     795,465
                                                            =============   =============   =============
Net Assets: Regular Contract
   Contract value in accumulation period ................   $   1,968,233   $     236,269   $     550,600
                                                            -------------   -------------   -------------
   Net Assets ...........................................   $   1,968,233   $     236,269   $     550,600
   Units Outstanding ....................................         190,381          24,721          57,536
   Unit Value (accumulation) ............................   $       10.34   $        9.56   $        9.57
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract value in accumulation period ................   $      36,640   $          --   $         350
                                                            -------------   -------------   -------------
   Net Assets ...........................................   $      36,640   $          --   $         350
   Units Outstanding ....................................           3,559              --              37
   Unit Value (accumulation) ............................   $       10.30   $          --   $        9.53
Net Assets: Contracts with Anniversary Enhanced
   Death Benefit Rider (EDBR)
   Contract value in accumulation period ................   $     400,611   $       8,752   $     186,271
                                                            -------------   -------------   -------------
   Net Assets ...........................................   $     400,611   $       8,752   $     186,271
   Units Outstanding ....................................          38,912             920          19,546
   Unit Value (accumulation) ............................   $       10.30   $        9.52   $        9.53
Net Assets: Contracts with Anniversary EDBR and LBR
   Contract value in accumulation period ................   $     195,670   $       1,615   $       6,038
                                                            -------------   -------------   -------------
   Net Assets ...........................................   $     195,670   $       1,615   $       6,038
   Units Outstanding ....................................          19,086             170             636
   Unit Value (accumulation) ............................   $       10.25   $        9.48   $        9.49
Net Assets: Contracts with Anniversary EDBR,
   LBR and Earnings Benefit Rider
   Contract value in accumulation period ................   $       2,647   $          --   $          --
                                                            -------------   -------------   -------------
   Net Assets ...........................................   $       2,647   $          --   $          --
   Units Outstanding ....................................             259              --              --
   Unit Value (accumulation) ............................   $       10.21   $          --   $          --
Net Assets: Total
   Contract value in accumulation period ................   $   2,603,801   $     246,636   $     743,259
   Contract value in payout (annuitization) period ......              --              --          52,206
                                                            -------------   -------------   -------------
      Net Assets ........................................   $   2,603,801   $     246,636   $     795,465
                                                            =============   =============   =============

FIFO Cost Of Shares in Underlying Fund ..................   $   2,341,921   $     226,564   $     652,488

See Notes to financial statements.


                                    B-8 & B-9

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                                       Investment Divisions
                                                            ---------------------------------------------------------------------
                                                                                     American
                                                                   Alliance           Century      Fidelity VIP      Fidelity VIP
                                                                  Bernstein        VP Capital          Balanced        Contrafund
                                                                      Value      Appreciation           Service           Service
                                                                    Class B           Class 1           Class 2           Class 2
                                                            ---------------   ---------------   ---------------   ---------------
Assets:
   Shares owned in underlying fund ......................           174,108           174,675           308,101           340,062
   Net asset value per share (NAV) ......................             11.16              7.12             13.75             22.93
                                                            ---------------   ---------------   ---------------   ---------------
      Total Assets (Shares x NAV) .......................   $     1,943,047   $     1,243,685   $     4,236,388   $     7,797,616
Liabilities:
   Due to the Guardian Insurance & Annuity
   Company, Inc. ........................................             7,219             8,411            17,564            23,484
                                                            ---------------   ---------------   ---------------   ---------------
Net Assets ..............................................   $     1,935,828   $     1,235,274   $     4,218,824   $     7,774,132
                                                            ===============   ===============   ===============   ===============
Net Assets: Regular Contract
   Contract value in accumulation period ................   $     1,599,233   $       814,855   $     3,266,065   $     5,534,069
                                                            ---------------   ---------------   ---------------   ---------------
   Net Assets ...........................................   $     1,599,233   $       814,855   $     3,266,065   $     5,534,069
   Units Outstanding ....................................           149,627           148,037           343,111           610,880
   Unit Value (accumulation) ............................   $         10.69   $          5.50   $          9.52   $          9.06
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract value in accumulation period ................   $        17,603   $        43,553   $        28,126   $       295,041
                                                            ---------------   ---------------   ---------------   ---------------
   Net Assets ...........................................   $        17,603   $        43,553   $        28,126   $       295,041
   Units Outstanding ....................................             1,654             7,977             2,979            32,834
   Unit Value (accumulation) ............................   $         10.64   $          5.46   $          9.44   $          8.99
Net Assets: Contracts with Anniversary Enhanced
   Death Benefit Rider (EDBR)
   Contract value in accumulation period ................   $       231,948   $       270,836   $       896,870   $     1,638,175
                                                            ---------------   ---------------   ---------------   ---------------
   Net Assets ...........................................   $       231,948   $       270,836   $       896,870   $     1,638,175
   Units Outstanding ....................................            21,792            49,605            94,986           182,304
   Unit Value (accumulation) ............................   $         10.64   $          5.46   $          9.44   $          8.99
Net Assets: Contracts with Anniversary EDBR and LBR
   Contract value in accumulation period ................   $        69,705   $       105,507   $        27,763   $        97,556
                                                            ---------------   ---------------   ---------------   ---------------
   Net Assets ...........................................   $        69,705   $       105,507   $        27,763   $        97,556
   Units Outstanding ....................................             6,576            19,482             2,964            10,945
   Unit Value (accumulation) ............................   $         10.60   $          5.42   $          9.37   $          8.91
Net Assets: Contracts with Anniversary EDBR,
   LBR and Earnings Benefit Rider
   Contract value in accumulation period ................   $            --   $           518   $            --   $         3,889
                                                            ---------------   ---------------   ---------------   ---------------
   Net Assets ...........................................   $            --   $           518   $            --   $         3,889
   Units Outstanding ....................................                --                57                --               357
   Unit Value (accumulation) ............................   $            --   $          9.10   $            --   $         10.90
Net Assets: Total
   Contract value in accumulation period ................   $     1,918,489   $     1,235,269   $     4,218,824   $     7,568,730
   Contract value in payout (annuitization) period ......            17,339                 5                --           205,402
                                                            ---------------   ---------------   ---------------   ---------------
      Net Assets ........................................   $     1,935,828   $     1,235,274   $     4,218,824   $     7,774,132
                                                            ===============   ===============   ===============   ===============

FIFO Cost Of Shares in Underlying Fund ..................   $     1,577,673   $     1,155,464   $     3,916,623   $     6,525,487

                                                                                       Investment Divisions
                                                            ---------------------------------------------------------------------
                                                               Fidelity VIP
                                                                    Equity-      Fidelity VIP      Fidelity VIP         Templeton
                                                                     Income            Growth           Mid Cap            Growth
                                                                    Service           Service           Service        Securities
                                                                    Class 2           Class 2           Class 2           Class 2
                                                            ---------------   ---------------   ---------------   ---------------
Assets:
   Shares owned in underlying fund ......................           480,950           110,445           170,673            79,522
   Net asset value per share (NAV) ......................             22.96             30.72             23.97             11.19
                                                            ---------------   ---------------   ---------------   ---------------
      Total Assets (Shares x NAV) .......................   $    11,042,620   $     3,392,873   $     4,091,029   $       889,846
Liabilities:
   Due to the Guardian Insurance & Annuity
   Company, Inc. ........................................            23,073             9,778            16,536            12,106
                                                            ---------------   ---------------   ---------------   ---------------
Net Assets ..............................................   $    11,019,547   $     3,383,095   $     4,074,493   $       877,740
                                                            ===============   ===============   ===============   ===============
Net Assets: Regular Contract
   Contract value in accumulation period ................   $     8,518,473   $     2,380,314   $     2,718,920   $       695,024
                                                            ---------------   ---------------   ---------------   ---------------
   Net Assets ...........................................   $     8,518,473   $     2,380,314   $     2,718,920   $       695,024
   Units Outstanding ....................................           855,233           375,650           232,243            67,546
   Unit Value (accumulation) ............................   $          9.96   $          6.34   $         11.71   $         10.29
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract value in accumulation period ................   $       251,613   $       159,120   $       119,069   $         8,756
                                                            ---------------   ---------------   ---------------   ---------------
   Net Assets ...........................................   $       251,613   $       159,120   $       119,069   $         8,756
   Units Outstanding ....................................            25,467            25,316            10,213               855
   Unit Value (accumulation) ............................   $          9.88   $          6.29   $         11.66   $         10.25
Net Assets: Contracts with Anniversary Enhanced
   Death Benefit Rider (EDBR)
   Contract value in accumulation period ................   $     2,044,332   $       710,965   $       809,368   $       158,051
                                                            ---------------   ---------------   ---------------   ---------------
   Net Assets ...........................................   $     2,044,332   $       710,965   $       809,368   $       158,051
   Units Outstanding ....................................           206,918           113,116            69,424            15,424
   Unit Value (accumulation) ............................   $          9.88   $          6.29   $         11.66   $         10.25
Net Assets: Contracts with Anniversary EDBR and LBR
   Contract value in accumulation period ................   $       114,837   $        25,950   $       231,869   $        11,837
                                                            ---------------   ---------------   ---------------   ---------------
   Net Assets ...........................................   $       114,837   $        25,950   $       231,869   $        11,837
   Units Outstanding ....................................            11,718             4,162            19,972             1,160
   Unit Value (accumulation) ............................   $          9.80   $          6.23   $         11.61   $         10.20
Net Assets: Contracts with Anniversary EDBR,
   LBR and Earnings Benefit Rider
   Contract value in accumulation period ................   $         5,820   $         1,979   $         1,304   $         4,072
                                                            ---------------   ---------------   ---------------   ---------------
   Net Assets ...........................................   $         5,820   $         1,979   $         1,304   $         4,072
   Units Outstanding ....................................               576               215               113               401
   Unit Value (accumulation) ............................   $         10.10   $          9.19   $         11.56   $         10.16
Net Assets: Total
   Contract value in accumulation period ................   $    10,935,075   $     3,278,328   $     3,880,530   $       877,740
   Contract value in payout (annuitization) period ......            84,472           104,767           193,963                --
                                                            ---------------   ---------------   ---------------   ---------------
      Net Assets ........................................   $    11,019,547   $     3,383,095   $     4,074,493   $       877,740
                                                            ===============   ===============   ===============   ===============

FIFO Cost Of Shares in Underlying Fund ..................   $     9,826,903   $     3,208,156   $     3,343,543   $       842,479

                                                                             Investment Divisions
                                                            ---------------------------------------------------
                                                                Janus Aspen       Janus Aspen       Janus Aspen
                                                                    Mid Cap           Capital          Flexible
                                                                     Growth      Appreciation            Income
                                                             Service Shares    Service Shares    Service Shares
                                                            ---------------   ---------------   ---------------
Assets:
   Shares owned in underlying fund ......................           152,758           157,014           347,550
   Net asset value per share (NAV) ......................             21.05             20.68             13.12
                                                            ---------------   ---------------   ---------------
      Total Assets (Shares x NAV) .......................   $     3,215,550   $     3,247,050   $     4,559,862
Liabilities:
   Due to the Guardian Insurance & Annuity
   Company, Inc. ........................................             9,101             9,988             9,117
                                                            ---------------   ---------------   ---------------
Net Assets ..............................................   $     3,206,449   $     3,237,062   $     4,550,745
                                                            ===============   ===============   ===============
Net Assets: Regular Contract
   Contract value in accumulation period ................   $     2,783,393   $     2,470,607   $     3,963,282
                                                            ---------------   ---------------   ---------------
   Net Assets ...........................................   $     2,783,393   $     2,470,607   $     3,963,282
   Units Outstanding ....................................           703,252           394,046           323,404
   Unit Value (accumulation) ............................   $          3.96   $          6.27   $         12.25
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract value in accumulation period ................   $        41,617   $        26,215   $        45,125
                                                            ---------------   ---------------   ---------------
   Net Assets ...........................................   $        41,617   $        26,215   $        45,125
   Units Outstanding ....................................            10,601             4,215             3,712
   Unit Value (accumulation) ............................   $          3.93   $          6.22   $         12.16
Net Assets: Contracts with Anniversary Enhanced
   Death Benefit Rider (EDBR)
   Contract value in accumulation period ................   $       377,460   $       691,113   $       486,402
                                                            ---------------   ---------------   ---------------
   Net Assets ...........................................   $       377,460   $       691,113   $       486,402
   Units Outstanding ....................................            96,146           111,127            40,014
   Unit Value (accumulation) ............................   $          3.93   $          6.22   $         12.16
Net Assets: Contracts with Anniversary EDBR and LBR
   Contract value in accumulation period ................   $         3,979   $        32,832   $        39,801
                                                            ---------------   ---------------   ---------------
   Net Assets ...........................................   $         3,979   $        32,832   $        39,801
   Units Outstanding ....................................             1,022             5,322             3,301
   Unit Value (accumulation) ............................   $          3.89   $          6.17   $         12.06
Net Assets: Contracts with Anniversary EDBR,
   LBR and Earnings Benefit Rider
   Contract value in accumulation period ................   $            --   $            --   $           892
                                                            ---------------   ---------------   ---------------
   Net Assets ...........................................   $            --   $            --   $           892
   Units Outstanding ....................................                --                --                80
   Unit Value (accumulation) ............................   $            --   $            --   $         11.19
Net Assets: Total
   Contract value in accumulation period ................   $     3,206,449   $     3,220,767   $     4,535,502
   Contract value in payout (annuitization) period ......                --            16,295            15,243
                                                            ---------------   ---------------   ---------------
      Net Assets ........................................   $     3,206,449   $     3,237,062   $     4,550,745
                                                            ===============   ===============   ===============

FIFO Cost Of Shares in Underlying Fund ..................   $     2,628,123   $     3,045,053   $     4,436,487

See Notes to financial statements.


                                   B-10 & B-11

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                                     Investment Divisions
                                                              ---------------------------------------------------------------------
                                                                  Janus Aspen       Janus Aspen               MFS               MFS
                                                                   Growth and         Worldwide           Capital          Emerging
                                                                       Income            Growth     Opportunities            Growth
                                                               Service Shares    Service Shares     Service Class     Service Class
                                                              ---------------   ---------------   ---------------   ---------------
Assets:
   Shares owned in underlying fund ........................           123,310           144,615           113,426           142,290
   Net asset value per share (NAV) ........................             14.21             25.70             12.05             15.41
                                                              ---------------   ---------------   ---------------   ---------------
      Total Assets (Shares x NAV) .........................   $     1,752,234   $     3,716,617   $     1,366,786   $     2,192,688
Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. ..             5,567            13,404            10,522            10,109
                                                              ---------------   ---------------   ---------------   ---------------
Net Assets ................................................   $     1,746,667   $     3,703,213   $     1,356,264   $     2,182,579
                                                              ===============   ===============   ===============   ===============
Net Assets: Regular Contract
   Contract value in accumulation period ..................   $     1,269,046   $     2,540,401   $       870,399   $     1,661,857
                                                              ---------------   ---------------   ---------------   ---------------
      Net Assets ..........................................   $     1,269,046   $     2,540,401   $       870,399   $     1,661,857
      Units Outstanding ...................................           178,316           437,837           151,703           366,859
      Unit Value (accumulation) ...........................   $          7.12   $          5.80   $          5.74   $          4.53
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract value in accumulation period ..................   $        34,252   $        38,662   $        27,211   $        20,178
                                                              ---------------   ---------------   ---------------   ---------------
      Net Assets ..........................................   $        34,252   $        38,662   $        27,211   $        20,178
      Units Outstanding ...................................             4,852             6,718             4,781             4,491
      Unit Value (accumulation) ...........................   $          7.06   $          5.76   $          5.69   $          4.49
Net Assets: Contracts with Anniversary Enhanced
   Death Benefit Rider (EDBR)
   Contract value in accumulation period ..................   $       352,998   $       906,062   $       383,328   $       468,692
                                                              ---------------   ---------------   ---------------   ---------------
      Net Assets ..........................................   $       352,998   $       906,062   $       383,328   $       468,692
      Units Outstanding ...................................            50,005           157,432            67,356           104,307
      Unit Value (accumulation) ...........................   $          7.06   $          5.76   $          5.69   $          4.49
Net Assets: Contracts with Anniversary EDBR and LBR
   Contract value in accumulation period ..................   $        51,947   $       205,114   $        10,370   $        31,852
                                                              ---------------   ---------------   ---------------   ---------------
      Net Assets ..........................................   $        51,947   $       205,114   $        10,370   $        31,852
      Units Outstanding ...................................             7,419            35,930             1,837             7,146
      Unit Value (accumulation) ...........................   $          7.00   $          5.71   $          5.65   $          4.46
Net Assets: Contracts with Anniversary EDBR, LBR and
   Earnings Benefit Rider
   Contract value in accumulation period ..................   $            --   $            --   $         4,566   $            --
                                                              ---------------   ---------------   ---------------   ---------------
      Net Assets ..........................................   $            --   $            --   $         4,566   $            --
      Units Outstanding ...................................                --                --               516                --
      Unit Value (accumulation) ...........................   $            --   $            --   $          8.84   $            --
Net Assets: Total
   Contract value in accumulation period ..................   $     1,708,243   $     3,690,239   $     1,295,874   $     2,182,579
   Contract value in payout (annuitization) period ........            38,424            12,974            60,390                --
                                                              ---------------   ---------------   ---------------   ---------------
      Net Assets ..........................................   $     1,746,667   $     3,703,213   $     1,356,264   $     2,182,579
                                                              ===============   ===============   ===============   ===============

FIFO Cost Of Shares In Underlying Fund ....................   $     1,715,303   $     3,507,823   $     1,282,199   $     1,945,653

                                                                                     Investment Divisions
                                                              ---------------------------------------------------------------------
                                                                          MFS               MFS               MFS
                                                                    Investors               New         Strategic        Prudential
                                                                        Trust         Discovery            Income          Jennison
                                                                Service Class     Service Class     Service Class          Class II
                                                              ---------------   ---------------   ---------------   ---------------
Assets:
   Shares owned in underlying fund ........................           130,334           280,593           111,692            63,296
   Net asset value per share (NAV) ........................             16.26             13.85             10.91             16.46
                                                              ---------------   ---------------   ---------------   ---------------
      Total Assets (Shares x NAV) .........................   $     2,119,223   $     3,886,219   $     1,218,563   $     1,041,850
Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. ..             7,640             7,479            11,932             8,387
                                                              ---------------   ---------------   ---------------   ---------------
Net Assets ................................................   $     2,111,583   $     3,878,740   $     1,206,631   $     1,033,463
                                                              ===============   ===============   ===============   ===============
Net Assets: Regular Contract
   Contract value in accumulation period ..................   $     1,602,785   $     2,539,106   $     1,030,796   $       771,838
                                                              ---------------   ---------------   ---------------   ---------------
      Net Assets ..........................................   $     1,602,785   $     2,539,106   $     1,030,796   $       771,838
      Units Outstanding ...................................           215,376           331,921            84,114           134,363
      Unit Value (accumulation) ...........................   $          7.44   $          7.65   $         12.25   $          5.74
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract value in accumulation period ..................   $        36,669   $        48,772   $        45,946   $         8,582
                                                              ---------------   ---------------   ---------------   ---------------
      Net Assets ..........................................   $        36,669   $        48,772   $        45,946   $         8,582
      Units Outstanding ...................................             4,968             6,428             3,780             1,506
      Unit Value (accumulation) ...........................   $          7.38   $          7.59   $         12.16   $          5.70
Net Assets: Contracts with Anniversary Enhanced
   Death Benefit Rider (EDBR)
   Contract value in accumulation period ..................   $       386,437   $       470,285   $       112,225   $       249,299
                                                              ---------------   ---------------   ---------------   ---------------
      Net Assets ..........................................   $       386,437   $       470,285   $       112,225   $       249,299
      Units Outstanding ...................................            52,351            61,978             9,232            43,752
      Unit Value (accumulation) ...........................   $          7.38   $          7.59   $         12.16   $          5.70
Net Assets: Contracts with Anniversary EDBR and LBR
   Contract value in accumulation period ..................   $        77,295   $        27,464   $        17,664   $         3,744
                                                              ---------------   ---------------   ---------------   ---------------
      Net Assets ..........................................   $        77,295   $        27,464   $        17,664   $         3,744
      Units Outstanding ...................................            10,557             3,649             1,465               662
      Unit Value (accumulation) ...........................   $          7.32   $          7.53   $         12.06   $          5.65
Net Assets: Contracts with Anniversary EDBR, LBR and
   Earnings Benefit Rider
   Contract value in accumulation period ..................   $            --   $            --   $            --   $            --
                                                              ---------------   ---------------   ---------------   ---------------
      Net Assets ..........................................   $            --   $            --   $            --   $            --
      Units Outstanding ...................................                --                --                --                --
      Unit Value (accumulation) ...........................   $            --   $            --   $            --   $            --
Net Assets: Total
   Contract value in accumulation period ..................   $     2,103,186   $     3,085,627   $     1,206,631   $     1,033,463
   Contract value in payout (annuitization) period ........             8,397           793,113                --                --
                                                              ---------------   ---------------   ---------------   ---------------
      Net Assets ..........................................   $     2,111,583   $     3,878,740   $     1,206,631   $     1,033,463
                                                              ===============   ===============   ===============   ===============

FIFO Cost Of Shares In Underlying Fund ....................   $     1,966,434   $     3,644,260   $     1,161,746   $       999,164

                                                                     Investment Divisions
                                                              ---------------------------------
                                                                   Van Kampen
                                                                         Life        Van Kampen
                                                                   Investment              Life
                                                                        Trust        Investment
                                                                     Growth &             Trust
                                                                       Income        Government
                                                                     Class II          Class II
                                                              ---------------   ---------------
Assets:
   Shares owned in underlying fund ........................            82,548           328,538
   Net asset value per share (NAV) ........................             17.03              9.55
                                                              ---------------   ---------------
      Total Assets (Shares x NAV) .........................   $     1,405,800   $     3,137,541
Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. ..             9,249            15,648
                                                              ---------------   ---------------
Net Assets ................................................   $     1,396,551   $     3,121,893
                                                              ===============   ===============
Net Assets: Regular Contract
   Contract value in accumulation period ..................   $     1,032,804   $     2,362,765
                                                              ---------------   ---------------
      Net Assets ..........................................   $     1,032,804   $     2,362,765
      Units Outstanding ...................................           100,344           223,904
      Unit Value (accumulation) ...........................   $         10.29   $         10.55
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract value in accumulation period ..................   $       104,449   $       245,419
                                                              ---------------   ---------------
      Net Assets ..........................................   $       104,449   $       245,419
      Units Outstanding ...................................            10,191            23,354
      Unit Value (accumulation) ...........................   $         10.25   $         10.51
Net Assets: Contracts with Anniversary Enhanced
   Death Benefit Rider (EDBR)
   Contract value in accumulation period ..................   $       245,393   $       412,715
                                                              ---------------   ---------------
      Net Assets ..........................................   $       245,393   $       412,715
      Units Outstanding ...................................            23,942            39,274
      Unit Value (accumulation) ...........................   $         10.25   $         10.51
Net Assets: Contracts with Anniversary EDBR and LBR
   Contract value in accumulation period ..................   $        13,905   $        74,394
                                                              ---------------   ---------------
      Net Assets ..........................................   $        13,905   $        74,394
      Units Outstanding ...................................             1,362             7,109
      Unit Value (accumulation) ...........................   $         10.21   $         10.46
Net Assets: Contracts with Anniversary EDBR, LBR and
   Earnings Benefit Rider
   Contract value in accumulation period ..................   $            --   $         6,989
                                                              ---------------   ---------------
      Net Assets ..........................................   $            --   $         6,989
      Units Outstanding ...................................                --               671
      Unit Value (accumulation) ...........................   $            --   $         10.42
Net Assets: Total
   Contract value in accumulation period ..................   $     1,396,551   $     3,102,282
   Contract value in payout (annuitization) period ........                --            19,611
                                                              ---------------   ---------------
      Net Assets ..........................................   $     1,396,551   $     3,121,893
                                                              ===============   ===============

FIFO Cost Of Shares In Underlying Fund ....................   $     1,197,968   $     3,122,472

See Notes to financial statements.


                                   B-12 & B-13

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2003

                                                                                      Investment Divisions
                                                               ----------------------------------------------------------------
                                                                                                                       Guardian
                                                                                     Guardian         Guardian          VC High
                                                                    Guardian           VC 500         VC Asset            Yield
                                                                       Stock            Index       Allocation             Bond
                                                               -------------    -------------    -------------    -------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $      99,562    $      86,131    $      65,582    $     317,649
   Expenses:
      Mortality expense risk and administrative charges ....         178,300           99,863           40,817           77,570
                                                               -------------    -------------    -------------    -------------
   Net investment income/(expense) .........................         (78,738)         (13,732)          24,765          240,079
                                                               -------------    -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....        (544,046)         (29,794)        (173,081)         201,262
      Reinvested realized gain distributions ...............              --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Net realized gain/(loss) on investments .................        (544,046)         (29,794)        (173,081)         201,262
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................       2,341,754        1,304,991          600,047          199,077
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ...       1,797,708        1,275,197          426,966          400,339
                                                               -------------    -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets
   Resulting from Operations ...............................   $   1,718,970    $   1,261,465    $     451,731    $     640,418
                                                               =============    =============    =============    =============

                                                                                      Investment Divisions
                                                               ----------------------------------------------------------------
                                                                    Guardian         Guardian         Guardian
                                                                      VC Low           UBS VC           UBS VC
                                                                    Duration        Large Cap        Small Cap         Guardian
                                                                        Bond            Value            Value             Bond
                                                               -------------    -------------    -------------    -------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $       1,597    $       7,474   $       3,672    $     746,703
   Expenses:
      Mortality expense risk and administrative charges ....           2,302            7,096          12,190          363,414
                                                               -------------    -------------   -------------    -------------
   Net investment income/(expense) .........................            (705)             378          (8,518)         383,289
                                                               -------------    -------------   -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....             253            5,761          28,580          371,960
      Reinvested realized gain distributions ...............             639           18,742          62,678          565,229
                                                               -------------    -------------   -------------    -------------
   Net realized gain/(loss) on investments .................             892           24,503          91,258          937,189
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................           1,102           80,950         112,045         (798,085)
                                                               -------------    -------------   -------------    -------------
Net realized and unrealized gain/(loss) from investments ...           1,994          105,453         203,303          139,104
                                                               -------------    -------------   -------------    -------------
2003 Net Increase/(Decrease) in Net Assets
   Resulting from Operations ...............................   $       1,289    $     105,831   $     194,785    $     522,393
                                                               =============    =============   =============    =============

                                                                            Investment Divisions
                                                               -----------------------------------------------
                                                                                                       Baillie
                                                                                      Baillie          Gifford
                                                                    Guardian          Gifford         Emerging
                                                                        Cash    International          Markets
                                                               -------------    -------------    -------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $     220,414    $      50,363    $      31,206
   Expenses:
      Mortality expense risk and administrative charges ....         574,747           65,491           49,948
                                                               -------------    -------------    -------------
   Net investment income/(expense) .........................        (354,333)         (15,128)         (18,742)
                                                               -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....              --        1,727,032          871,630
      Reinvested realized gain distributions ...............              --               --               --
                                                               -------------    -------------    -------------
   Net realized gain/(loss) on investments .................              --        1,727,032          871,630
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................              --          176,426          579,684
                                                               -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ...              --        1,903,458        1,451,314
                                                               -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets
   Resulting from Operations ...............................   $    (354,333)   $   1,888,330    $   1,432,572
                                                               =============    =============    =============

See Notes to financial statements.


                                   B-14 & B-15

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2003 (continued)

                                                                                       Investment Divisions
                                                               ----------------------------------------------------------------
                                                                                                    Value Line         AIM V.I.
                                                                    Guardian                         Strategic       Aggressive
                                                                   Small Cap       Value Line            Asset           Growth
                                                                       Stock        Centurion       Management         Series 1
                                                               -------------    -------------    -------------    -------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $          --    $          --    $      60,982    $          --
   Expenses:
      Mortality expense risk and administrative charges ....          89,429           37,828          154,636           27,762
                                                               -------------    -------------    -------------    -------------
   Net investment income/(expense) .........................         (89,429)         (37,828)         (93,654)         (27,762)
                                                               -------------    -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....         383,912         (251,010)        (835,917)        (317,732)
      Reinvested realized gain distributions ...............              --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Net realized gain/(loss) on investments .................         383,912         (251,010)        (835,917)        (317,732)
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................       1,365,258          602,439        2,026,451          692,318
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ...       1,749,170          351,429        1,190,534          374,586
                                                               -------------    -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
   from Operations .........................................   $   1,659,741    $     313,601    $   1,096,880    $     346,824
                                                               =============    =============    =============    =============

                                                                                       Investment Divisions
                                                               ----------------------------------------------------------------
                                                                                                                          Alger
                                                                    AIM V.I.                          AIM V.I.         American
                                                                  Government         AIM V.I.          Premier        Leveraged
                                                                  Securities           Growth           Equity           AllCap
                                                                    Series 1         Series 1         Series 1          Class O
                                                               -------------    -------------    -------------    -------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $     180,701    $          --    $       9,143    $          --
   Expenses:
      Mortality expense risk and administrative charges ....         148,480           25,251           60,085           38,557
                                                               -------------    -------------    -------------    -------------
   Net investment income/(expense) .........................          32,221          (25,251)         (50,942)         (38,557)
                                                               -------------    -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....         202,781         (120,662)        (477,623)        (261,149)
      Reinvested realized gain distributions ...............           2,732               --               --               --
                                                               -------------    -------------    -------------    -------------
   Net realized gain/(loss) on investments .................         205,513         (120,662)        (477,623)        (261,149)
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................        (305,622)         443,134        1,137,034          794,678
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ...        (100,109)         322,472          659,411          533,529
                                                               -------------    -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
   from Operations .........................................   $     (67,888)   $     297,221    $     608,469    $     494,972
                                                               =============    =============    =============    =============

                                                                              Investment Divisions
                                                               ----------------------------------------------
                                                                    Alliance        Alliance
                                                                   Bernstein       Bernstein         Alliance
                                                                    Growth &         Premier        Bernstein
                                                                      Income          Growth       Technology
                                                                     Class B         Class B          Class B
                                                               -------------   -------------    -------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $       9,725   $          --    $          --
   Expenses:
      Mortality expense risk and administrative charges ....          29,516           2,393           10,375
                                                               -------------   -------------    -------------
   Net investment income/(expense) .........................         (19,791)         (2,393)         (10,375)
                                                               -------------   -------------    -------------

2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....         106,188           5,596            2,453
      Reinvested realized gain distributions ...............              --              --               --
                                                               -------------   -------------    -------------
   Net realized gain/(loss) on investments .................         106,188           5,596            2,453
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................         316,495          23,500          176,674
                                                               -------------   -------------    -------------
Net realized and unrealized gain/(loss) from investments ...         422,683          29,096          179,127
                                                               -------------   -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
   from Operations .........................................   $     402,892   $      26,703    $     168,752
                                                               =============   =============    =============

See Notes to financial statements.


                                   B-16 & B-17

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended  December 31, 2003 (continued)

                                                                                      Investment Divisions
                                                              ---------------------------------------------------------------------
                                                                                       American
                                                                     Alliance           Century      Fidelity VIP      Fidelity VIP
                                                                    Bernstein        VP Capital          Balanced        Contrafund
                                                                        Value      Appreciation           Service           Service
                                                                      Class B           Class 1           Class 2           Class 2
                                                              ---------------   ---------------   ---------------   ---------------
2003 Investment Income
   Income:
      Reinvested dividends .................................  $         9,514   $            --   $        85,955   $        17,820
   Expenses:
      Mortality expense risk and administrative charges ....           24,451            21,202            66,383           123,273
                                                              ---------------   ---------------   ---------------   ---------------
   Net investment income/(expense) .........................          (14,937)          (21,202)           19,572          (105,453)
                                                              ---------------   ---------------   ---------------   ---------------

2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....           10,232          (120,447)          (56,648)         (161,384)
      Reinvested realized gain distributions ...............               --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
   Net realized gain/(loss) on investments .................           10,232          (120,447)          (56,648)         (161,384)
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................          352,767           335,943           524,847         1,831,822
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gain/(loss) from investments ...          362,999           215,496           468,199         1,670,438
                                                              ---------------   ---------------   ---------------   ---------------
2003 Net Increase/(Decrease) in Net Assets
   Resulting from Operations ...............................  $       348,062   $       194,294   $       487,771   $     1,564,985
                                                              ===============   ===============   ===============   ===============

                                                                                         Investment Divisions
                                                              ---------------------------------------------------------------------
                                                                 Fidelity VIP
                                                                      Equity-      Fidelity VIP      Fidelity VIP         Templeton
                                                                       Income            Growth           Mid Cap            Growth
                                                                      Service           Service           Service        Securities
                                                                      Class 2           Class 2           Class 2           Class 2
                                                              ---------------   ---------------   ---------------   ---------------
2003 Investment Income
   Income:
      Reinvested dividends .................................  $       128,870   $         3,079   $         3,585   $        16,263
   Expenses:
      Mortality expense risk and administrative charges ....          161,071            56,109            48,875            19,223
                                                              ---------------   ---------------   ---------------   ---------------
   Net investment income/(expense) .........................          (32,201)          (53,030)          (45,290)           (2,960)
                                                              ---------------   ---------------   ---------------   ---------------

2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....         (358,461)         (153,008)          193,156           370,333
      Reinvested realized gain distributions ...............               --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
   Net realized gain/(loss) on investments .................         (358,461)         (153,008)          193,156           370,333
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................        2,592,467           964,059           778,834            64,843
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gain/(loss) from investments ...        2,234,006           811,051           971,990           435,176
                                                              ---------------   ---------------   ---------------   ---------------
2003 Net Increase/(Decrease) in Net Assets
   Resulting from Operations ...............................  $     2,201,805   $       758,021   $       926,700   $       432,216
                                                              ===============   ===============   ===============   ===============

                                                                                  Investment Divisions
                                                               -----------------------------------------------------
                                                                   Janus Aspen        Janus Aspen        Janus Aspen
                                                                       Mid Cap            Capital           Flexible
                                                                        Growth       Appreciation             Income
                                                                Service Shares     Service Shares     Service Shares
                                                               ---------------    ---------------    ---------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $            --    $         6,792    $       168,197
   Expenses:
      Mortality expense risk and administrative charges ....            48,401             51,543             77,588
                                                               ---------------    ---------------    ---------------
   Net investment income/(expense) .........................           (48,401)           (44,751)            90,609
                                                               ---------------    ---------------    ---------------

2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....           (35,517)          (195,872)            94,842
      Reinvested realized gain distributions ...............                --                 --                 --
                                                               ---------------    ---------------    ---------------
   Net realized gain/(loss) on investments .................           (35,517)          (195,872)            94,842
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................           821,191            712,838            (21,312)
                                                               ---------------    ---------------    ---------------
Net realized and unrealized gain/(loss) from investments ...           785,674            516,966             73,530
                                                               ---------------    ---------------    ---------------
2003 Net Increase/(Decrease) in Net Assets
   Resulting from Operations ...............................   $       737,273    $       472,215    $       164,139
                                                               ===============    ===============    ===============

See Notes to financial statements.


                                   B-18 & B-19

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended  December 31, 2003 (continued)

                                                                                         Investment Divisions
                                                              ---------------------------------------------------------------------
                                                                  Janus Aspen       Janus Aspen               MFS               MFS
                                                                   Growth and         Worldwide           Capital          Emerging
                                                                       Income            Growth     Opportunities            Growth
                                                               Service Shares    Service Shares     Service Class     Service Class
                                                              ---------------   ---------------   ---------------   ---------------
2003 Investment Income
   Income:
      Reinvested dividends .................................  $         7,678   $        28,311   $            --   $            --
   Expenses:
      Mortality expense risk and administrative charges ....           30,178            81,943            26,174            33,193
                                                              ---------------   ---------------   ---------------   ---------------
   Net investment income/(expense) .........................          (22,500)          (53,632)          (26,174)          (33,193)
                                                              ---------------   ---------------   ---------------   ---------------

2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....         (113,038)          562,294          (235,825)         (323,799)
      Reinvested realized gain distributions ...............               --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
   Net realized gain/(loss) on investments .................         (113,038)          562,294          (235,825)         (323,799)
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................          433,427           270,168           554,036           725,926
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gain/(loss) from investments ...          320,389           832,462           318,211           402,127
                                                              ---------------   ---------------   ---------------   ---------------
2003 Net Increase/(Decrease) in Net Assets
   Resulting from Operations ...............................  $       297,889   $       778,830   $       292,037   $       368,934
                                                              ===============   ===============   ===============   ===============

                                                                                      Investment Divisions
                                                              ---------------------------------------------------------------------
                                                                          MFS               MFS               MFS
                                                                    Investors               New         Strategic        Prudential
                                                                        Trust         Discovery            Income          Jennison
                                                                Service Class     Service Class     Service Class          Class II
                                                              ---------------   ---------------   ---------------   ---------------
2003 Investment Income
   Income:
      Reinvested dividends .................................  $         8,842   $            --   $        49,755   $            --
   Expenses:
      Mortality expense risk and administrative charges ....           37,753            61,418            20,063            19,386
                                                              ---------------   ---------------   ---------------   ---------------
   Net investment income/(expense) .........................          (28,911)          (61,418)           29,692           (19,386)
                                                              ---------------   ---------------   ---------------   ---------------

2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....         (231,741)         (206,942)           28,745          (136,416)
      Reinvested realized gain distributions ...............               --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
   Net realized gain/(loss) on investments .................         (231,741)         (206,942)           28,745          (136,416)
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................          608,992         1,109,755            25,243           366,370
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gain/(loss) from investments ...          377,251           902,813            53,988           229,954
                                                              ---------------   ---------------   ---------------   ---------------
2003 Net Increase/(Decrease) in Net Assets
   Resulting from Operations ...............................  $       348,340   $       841,395   $        83,680   $       210,568
                                                              ===============   ===============   ===============   ===============

                                                                       Investment Divisions
                                                               ----------------------------------
                                                                    Van Kampen
                                                                          Life         Van Kampen
                                                                    Investment               Life
                                                                         Trust         Investment
                                                                      Growth &              Trust
                                                                        Income         Government
                                                                      Class II           Class II
                                                               ---------------    ---------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $         4,696    $        89,939
   Expenses:
      Mortality expense risk and administrative charges ....            16,628             49,605
                                                               ---------------    ---------------
   Net investment income/(expense) .........................           (11,932)            40,334
                                                               ---------------    ---------------

2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....            (3,699)           (61,495)
      Reinvested realized gain distributions ...............                --                 --
                                                               ---------------    ---------------
   Net realized gain/(loss) on investments .................            (3,699)           (61,495)
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................           233,096             (7,268)
                                                               ---------------    ---------------
Net realized and unrealized gain/(loss) from investments ...           229,397            (68,763)
                                                               ---------------    ---------------
2003 Net Increase/(Decrease) in Net Assets
   Resulting from Operations ...............................   $       217,465    $       (28,429)
                                                               ===============    ===============

See Notes to financial statements.


                                   B-20 & B-21

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003

                                                                                        Investment Divisions
                                                               ----------------------------------------------------------------
                                                                                                                       Guardian
                                                                                     Guardian         Guardian          VC High
                                                                    Guardian           VC 500         VC Asset            Yield
                                                                       Stock            Index       Allocation             Bond
                                                               -------------    -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $     (81,567)   $      16,282    $       4,622    $      73,653
   Net realized gain/(loss) from sale of investments .......        (917,833)        (676,695)        (186,781)         (17,471)
   Reinvested realized gain distributions ..................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................      (1,538,075)        (467,564)        (354,838)         (55,651)
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......      (2,537,475)      (1,127,977)        (536,997)             531
                                                               -------------    -------------    -------------    -------------
2002 Contract Transactions
   Net contract purchase payments ..........................       3,324,462        1,052,499          424,324          411,241
   Transfers between investment divisions ..................        (518,606)         762,240         (166,557)       2,995,564
   Transfers on account of death ...........................              --          (50,948)              --          (40,602)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................        (497,762)        (246,392)        (145,393)        (643,316)
   Transfers of investment credits .........................          95,334           30,086           12,156           12,177
   Contract fees ...........................................          (5,411)          (2,470)          (1,218)            (469)
   Transfers - other .......................................           1,102            9,148             (177)             895
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......       2,399,119        1,554,163          123,135        2,735,490
                                                               -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................          (4,675)         (75,419)              --           (6,951)
                                                               -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................        (143,031)         350,767         (413,862)       2,729,070
   Net Assets at December 31, 2001 .........................       8,930,916        3,846,308        2,337,032          529,443
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $   8,787,885    $   4,197,075    $   1,923,170    $   3,258,513
                                                               =============    =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $     (78,738)   $     (13,732)   $      24,765    $     240,079
   Net realized gain/(loss) from sale of investments .......        (544,046)         (29,794)        (173,081)         201,262
   Reinvested realized gain distributions ..................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................       2,341,754        1,304,991          600,047          199,077
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......       1,718,970        1,261,465          451,731          640,418
                                                               -------------    -------------    -------------    -------------
2003 Contract Transactions
   Net contract purchase payments ..........................         688,481          920,881          169,156        2,655,278
   Transfers between investment divisions ..................        (118,058)       1,373,752           89,958          578,187
   Transfers on account of death ...........................         (11,120)         (25,782)              --          (20,010)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................        (573,989)      (1,331,127)        (111,206)      (2,657,610)
   Transfers of investment credits .........................          13,455           25,252            4,474           79,177
   Contract fees ...........................................          (6,126)          (3,385)          (1,385)          (1,386)
   Transfers - other .......................................          19,335              221             (715)            (277)
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......          11,978          959,812          150,282          633,359
                                                               -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................              --           60,403               --               --
                                                               -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................       1,730,948        2,281,680          602,013        1,273,777
   Net Assets at December 31, 2002 .........................       8,787,885        4,197,075        1,923,170        3,258,513
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2003 .........................   $  10,518,833    $   6,478,755    $   2,525,183    $   4,532,290
                                                               =============    =============    =============    =============

                                                                                       Investment Divisions
                                                               ----------------------------------------------------------------
                                                                    Guardian         Guardian         Guardian
                                                                      VC Low           UBS VC           UBS VC
                                                                    Duration        Large Cap        Small Cap         Guardian
                                                                        Bond            Value            Value             Bond
                                                               -------------    -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $          --    $          --    $          --    $     433,442
   Net realized gain/(loss) from sale of investments .......              --               --               --           64,910
   Reinvested realized gain distributions ..................              --               --               --           55,605
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................              --               --               --          526,500
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......              --               --               --        1,080,457
                                                               -------------    -------------    -------------    -------------
2002 Contract Transactions
   Net contract purchase payments ..........................              --               --               --        6,442,464
   Transfers between investment divisions ..................              --               --               --        2,281,453
   Transfers on account of death ...........................              --               --               --          (40,016)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................              --               --               --       (1,650,089)
   Transfers of investment credits .........................              --               --               --          191,068
   Contract fees ...........................................              --               --               --           (4,676)
   Transfers - other .......................................              --               --               --            3,689
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......              --               --               --        7,223,893
                                                               -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................              --               --               --           (8,758)
                                                               -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................              --               --               --        8,295,592
   Net Assets at December 31, 2001 .........................              --               --               --        9,703,885
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $          --    $          --    $          --    $  17,999,477
                                                               =============    =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $        (705)   $         378    $      (8,518)   $     383,289
   Net realized gain/(loss) from sale of investments .......             253            5,761           28,580          371,960
   Reinvested realized gain distributions ..................             639           18,742           62,678          565,229
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................           1,102           80,950          112,045         (798,085)
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......           1,289          105,831          194,785          522,393
                                                               -------------    -------------    -------------    -------------
2003 Contract Transactions
   Net contract purchase payments ..........................          43,882          140,634          326,032        4,217,014
   Transfers between investment divisions ..................         617,439          792,344        1,060,959         (670,791)
   Transfers on account of death ...........................              --               --               --          (92,671)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................         (54,697)         (30,934)         (81,386)      (2,888,651)
   Transfers of investment credits .........................           1,317            4,195            9,746          120,790
   Contract fees ...........................................             (33)             (18)             (81)          (9,363)
   Transfers - other .......................................              (3)              17              319           (1,254)
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......         607,905          906,238        1,315,589          675,074
                                                               -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................              --               --          (16,286)              --
                                                               -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................         609,194        1,012,069        1,494,088        1,197,467
   Net Assets at December 31, 2002 .........................              --               --               --       17,999,477
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2003 .........................   $     609,194    $   1,012,069    $   1,494,088    $  19,196,944
                                                               =============    =============    =============    =============

                                                                              Investment Divisions
                                                               -----------------------------------------------
                                                                                                       Baillie
                                                                                      Baillie          Gifford
                                                                    Guardian          Gifford         Emerging
                                                                        Cash    International          Markets
                                                               -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $    (184,741)   $     (39,795)   $     (12,902)
   Net realized gain/(loss) from sale of investments .......              --        1,288,764          332,184
   Reinvested realized gain distributions ..................              --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................              --           (2,758)         (22,522)
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......        (184,741)       1,246,211          296,760
                                                               -------------    -------------    -------------
2002 Contract Transactions
   Net contract purchase payments ..........................      41,898,205          762,005          510,751
   Transfers between investment divisions ..................     (13,373,332)        (428,328)         (17,933)
   Transfers on account of death ...........................        (146,223)              --             (558)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................     (17,427,759)        (945,419)         (89,615)
   Transfers of investment credits .........................       1,251,076           22,802           15,230
   Contract fees ...........................................          (7,066)            (472)            (281)
   Transfers - other .......................................          14,113            2,811            7,229
                                                               -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......      12,209,014         (586,601)         424,823
                                                               -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................          78,064               --               --
                                                               -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................      12,102,337          659,610          721,583
   Net Assets at December 31, 2001 .........................      29,281,535          714,154          267,174
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $  41,383,872    $   1,373,764    $     988,757
                                                               =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $    (354,333)   $     (15,128)   $     (18,742)
   Net realized gain/(loss) from sale of investments .......              --        1,727,032          871,630
   Reinvested realized gain distributions ..................              --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................              --          176,426          579,684
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......        (354,333)       1,888,330        1,432,572
                                                               -------------    -------------    -------------
2003 Contract Transactions
   Net contract purchase payments ..........................      25,747,732        1,212,166          847,783
   Transfers between investment divisions ..................     (18,114,100)       2,133,996        2,670,827
   Transfers on account of death ...........................        (129,894)              --               --
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................     (31,356,803)      (3,674,315)        (676,330)
   Transfers of investment credits .........................         765,564           35,078           24,430
   Contract fees ...........................................         (10,017)            (955)            (824)
   Transfers - other .......................................             107           (4,641)           1,688
                                                               -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......     (23,097,411)        (298,671)       2,867,574
                                                               -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................         (95,445)              --               --
                                                               -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................     (23,547,189)       1,589,659        4,300,146
   Net Assets at December 31, 2002 .........................      41,383,872        1,373,764          988,757
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2003 .........................   $  17,836,683    $   2,963,423    $   5,288,903
                                                               =============    =============    =============

See Notes to financial statements.


                                   B-22 & B-23

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003 (continued)

                                                                                       Investment Divisions
                                                               ----------------------------------------------------------------
                                                                                                    Value Line         AIM V.I.
                                                                    Guardian                         Strategic       Aggressive
                                                                   Small Cap       Value Line            Asset           Growth
                                                                       Stock        Centurion       Management         Series 1
                                                               -------------    -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $     (47,918)   $     (21,641)   $     (33,448)   $     (18,468)
   Net realized gain/(loss) from sale of investments .......          53,750         (190,828)        (689,763)        (112,483)
   Reinvested realized gain distributions ..................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................        (468,322)        (179,113)        (540,595)        (195,995)
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......        (462,490)        (391,582)      (1,263,806)        (326,946)
                                                               -------------    -------------    -------------    -------------
2002 Contract Transactions
   Net contract purchase payments ..........................       1,385,865          858,737        2,453,367          424,191
   Transfers between investment divisions ..................       2,774,050          120,885           17,963          (80,718)
   Transfers on account of death ...........................              --               --         (162,190)              --
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................      (2,352,544)        (246,387)        (617,732)         (65,231)
   Transfers of investment credits .........................          40,935           25,609           71,919            9,957
   Contract fees ...........................................          (1,044)            (645)          (5,133)          (1,259)
   Transfers - other .......................................          38,727             (307)           3,072            1,038
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......       1,885,989          757,892        1,761,266          287,978
                                                               -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................              --               --          (46,579)              --
                                                               -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................       1,423,499          366,310          450,881          (38,968)
   Net Assets at December 31, 2001 .........................       1,478,064        1,062,820        7,386,387        1,111,263
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $   2,901,563    $   1,429,130    $   7,837,268    $   1,072,295
                                                               =============    =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $     (89,429)   $     (37,828)   $     (93,654)   $     (27,762)
   Net realized gain/(loss) from sale of investments .......         383,912         (251,010)        (835,917)        (317,732)
   Reinvested realized gain distributions ..................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................       1,365,258          602,439        2,026,451          692,318
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......       1,659,741          313,601        1,096,880          346,824
                                                               -------------    -------------    -------------    -------------
2003 Contract Transactions
   Net contract purchase payments ..........................         724,608          755,115          714,313          464,805
   Transfers between investment divisions ..................       1,757,346            3,256           74,108         (374,560)
   Transfers on account of death ...........................         (28,089)         (15,549)         (14,071)          (8,455)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................        (251,768)        (163,183)        (728,406)        (109,491)
   Transfers of investment credits .........................          19,871           22,274           17,589           13,279
   Contract fees ...........................................          (2,136)            (884)          (6,244)          (1,496)
   Transfers - other .......................................             851              444              791              472
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......       2,220,683          601,473           58,080          (15,446)
                                                               -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................         (15,614)              --           31,415               --
                                                               -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................       3,864,810          915,074        1,186,375          331,378
   Net Assets at December 31, 2002 .........................       2,901,563        1,429,130        7,837,268        1,072,295
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2003 .........................   $   6,766,373    $   2,344,204    $   9,023,643    $   1,403,673
                                                               =============    =============    =============    =============

                                                                                       Investment Divisions
                                                               ----------------------------------------------------------------
                                                                                                                          Alger
                                                                    AIM V.I.                          AIM V.I.         American
                                                                  Government         AIM V.I.          Premier        Leveraged
                                                                  Securities           Growth           Equity           AllCap
                                                                    Series 1         Series 1         Series 1          Class O
                                                               -------------    -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $      41,731    $     (13,042)   $     (51,458)   $     (24,408)
   Net realized gain/(loss) from sale of investments .......         216,775         (261,109)        (550,640)        (168,251)
   Reinvested realized gain distributions ..................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................         157,568          (97,756)        (988,430)        (558,294)
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......         416,074         (371,907)      (1,590,528)        (750,953)
                                                               -------------    -------------    -------------    -------------
2002 Contract Transactions
   Net contract purchase payments ..........................       2,786,630          347,299        1,410,256        1,115,223
   Transfers between investment divisions ..................       1,731,840          (76,472)        (336,289)         (11,893)
   Transfers on account of death ...........................            (410)          (9,997)            (524)              --
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................        (493,515)         (82,506)        (305,763)         (61,908)
   Transfers of investment credits .........................          83,386            9,998           40,604           31,256
   Contract fees ...........................................          (1,782)            (691)          (2,828)            (882)
   Transfers - other .......................................            (848)             515            2,765           (1,397)
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......       4,105,301          188,146          808,221        1,070,399
                                                               -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................              --           (3,712)              --               --
                                                               -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................       4,521,375         (187,473)        (782,307)         319,446
   Net Assets at December 31, 2001 .........................       3,143,563        1,057,623        4,046,485        1,250,249
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $   7,664,938    $     870,150    $   3,264,178    $   1,569,695
                                                               =============    =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $      32,221    $     (25,251)   $     (50,942)   $     (38,557)
   Net realized gain/(loss) from sale of investments .......         202,781         (120,662)        (477,623)        (261,149)
   Reinvested realized gain distributions ..................           2,732               --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................        (305,622)         443,134        1,137,034          794,678
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......         (67,888)         297,221          608,469          494,972
                                                               -------------    -------------    -------------    -------------
2003 Contract Transactions
   Net contract purchase payments ..........................       2,280,900          275,746          103,787          175,852
   Transfers between investment divisions ..................      (1,191,759)         380,767         (310,555)         330,732
   Transfers on account of death ...........................         (44,451)         (14,991)              --          (20,757)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................      (1,262,426)        (129,791)        (363,540)        (203,144)
   Transfers of investment credits .........................          67,363            6,545            1,053            3,399
   Contract fees ...........................................          (3,819)            (925)          (3,109)          (1,439)
   Transfers - other .......................................            (703)             163              485               67
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......        (154,895)         517,514         (571,879)         284,710
                                                               -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................          (2,426)              --           (2,411)           2,262
                                                               -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................        (225,209)         814,735           34,179          781,944
   Net Assets at December 31, 2002 .........................       7,664,938          870,150        3,264,178        1,569,695
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2003 .........................   $   7,439,729    $   1,684,885    $   3,298,357    $   2,351,639
                                                               =============    =============    =============    =============

                                                                                Investment Divisions
                                                               -----------------------------------------------
                                                                    Alliance         Alliance
                                                                   Bernstein        Bernstein         Alliance
                                                                    Growth &          Premier        Bernstein
                                                                      Income           Growth       Technology
                                                                     Class B          Class B          Class B
                                                               -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $      (4,011)   $        (266)   $        (556)
   Net realized gain/(loss) from sale of investments .......          (2,560)            (262)            (296)
   Reinvested realized gain distributions ..................           3,156               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................         (40,576)            (770)         (22,765)
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......         (43,991)          (1,298)         (23,617)
                                                               -------------    -------------    -------------
2002 Contract Transactions
   Net contract purchase payments ..........................         487,195           46,944            2,071
   Transfers between investment divisions ..................          67,697            4,699          192,160
   Transfers on account of death ...........................              --               --               --
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................          (8,139)              --           (1,720)
   Transfers of investment credits .........................          14,616            1,408               62
   Contract fees ...........................................              --               --               (7)
   Transfers - other .......................................            (382)             256           (2,182)
                                                               -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......         560,987           53,307          190,384
                                                               -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................              --               --               --
                                                               -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................         516,996           52,009          166,767
   Net Assets at December 31, 2001 .........................              --               --               --
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $     516,996    $      52,009    $     166,767
                                                               =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $     (19,791)   $      (2,393)   $     (10,375)
   Net realized gain/(loss) from sale of investments .......         106,188            5,596            2,453
   Reinvested realized gain distributions ..................              --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................         316,495           23,500          176,674
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......         402,892           26,703          168,752
                                                               -------------    -------------    -------------
2003 Contract Transactions
   Net contract purchase payments ..........................         608,651           21,338           13,265
   Transfers between investment divisions ..................       1,168,552          145,487          722,775
   Transfers on account of death ...........................          (2,995)              --               --
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................        (108,335)            (415)        (276,996)
   Transfers of investment credits .........................          17,894              640              318
   Contract fees ...........................................            (174)             (46)            (243)
   Transfers - other .......................................             320              920              827
                                                               -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......       1,683,913          167,924          459,946
                                                               -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................              --               --               --
                                                               -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................       2,086,805          194,627          628,698
   Net Assets at December 31, 2002 .........................         516,996           52,009          166,767
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2003 .........................   $   2,603,801    $     246,636    $     795,465
                                                               =============    =============    =============

See Notes to financial statements.


                                   B-24 & B-25

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003 (continued)

                                                                                       Investment Divisions
                                                              ---------------------------------------------------------------------
                                                                                       American
                                                                     Alliance           Century      Fidelity VIP      Fidelity VIP
                                                                    Bernstein        VP Capital          Balanced        Contrafund
                                                                        Value      Appreciation           Service           Service
                                                                      Class B           Class 1           Class 2           Class 2
                                                              ---------------   ---------------   ---------------   ---------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................  $        (2,680)  $       (15,923)  $        12,414   $       (57,508)
   Net realized gain/(loss) from sale of investments .......           (9,642)         (202,334)         (103,320)         (171,604)
   Reinvested realized gain distributions ..................               --                --                --                --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................           12,607           (60,267)         (241,464)         (375,712)
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) resulting from operations .......              285          (278,524)         (332,370)         (604,824)
                                                              ---------------   ---------------   ---------------   ---------------
2002 Contract Transactions
   Net contract purchase payments ..........................          363,751           347,921         1,442,579         2,091,217
   Transfers between investment divisions ..................           26,677           (66,050)         (251,862)          567,965
   Transfers on account of death ...........................               --                --            (1,128)               --
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................               --           (70,731)         (115,273)         (361,866)
   Transfers of investment credits .........................           10,912            10,223            42,779            59,871
   Contract fees ...........................................               --              (591)           (1,531)           (2,196)
   Transfers - other .......................................            1,110             4,051               (26)             (198)
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) from contract transactions ......          402,450           224,823         1,115,538         2,354,793
                                                              ---------------   ---------------   ---------------   ---------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................               --            (4,642)               --             5,509
                                                              ---------------   ---------------   ---------------   ---------------
Total Increase/(Decrease) in Net Assets ....................          402,735           (58,343)          783,168         1,755,478
   Net Assets at December 31, 2001 .........................               --           905,130         2,172,101         3,448,531
                                                              ---------------   ---------------   ---------------   ---------------
   Net Assets at December 31, 2002 .........................  $       402,735   $       846,787   $     2,955,269   $     5,204,009
                                                              ===============   ===============   ===============   ===============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................  $       (14,937)  $       (21,202)  $        19,572   $      (105,453)
   Net realized gain/(loss) from sale of investments .......           10,232          (120,447)          (56,648)         (161,384)
   Reinvested realized gain distributions ..................               --                --                --                --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................          352,767           335,943           524,847         1,831,822
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) resulting from operations .......          348,062           194,294           487,771         1,564,985
                                                              ---------------   ---------------   ---------------   ---------------
2003 Contract Transactions
   Net contract purchase payments ..........................          855,644            64,545           721,377         1,282,805
   Transfers between investment divisions ..................          397,910           182,354           262,595           398,847
   Transfers on account of death ...........................               --           (13,966)           (9,334)          (48,723)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................          (93,145)          (39,164)         (216,946)         (659,482)
   Transfers of investment credits .........................           24,043             1,604            20,416            35,092
   Contract fees ...........................................             (235)             (721)           (2,333)           (3,718)
   Transfers - other .......................................              814                 1                 9               317
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) from contract transactions ......        1,185,031           194,653           775,784         1,005,138
                                                              ---------------   ---------------   ---------------   ---------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................               --              (460)               --                --
                                                              ---------------   ---------------   ---------------   ---------------
Total Increase/(Decrease) in Net Assets ....................        1,533,093           388,487         1,263,555         2,570,123
   Net Assets at December 31, 2002 .........................          402,735           846,787         2,955,269         5,204,009
                                                              ---------------   ---------------   ---------------   ---------------
   Net Assets at December 31, 2003 .........................  $     1,935,828   $     1,235,274   $     4,218,824   $     7,774,132
                                                              ===============   ===============   ===============   ===============

                                                                                         Investment Divisions
                                                              ---------------------------------------------------------------------
                                                                 Fidelity VIP
                                                                      Equity-      Fidelity VIP      Fidelity VIP         Templeton
                                                                       Income            Growth           Mid Cap            Growth
                                                                      Service           Service           Service        Securities
                                                                      Class 2           Class 2           Class 2           Class 2
                                                              ---------------   ---------------   ---------------   ---------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................  $       (35,428)  $       (37,591)  $        (7,660)  $         1,221
   Net realized gain/(loss) from sale of investments .......         (286,446)         (183,102)           (7,638)          (58,142)
   Reinvested realized gain distributions ..................          118,193                --                --             4,035
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................       (1,333,851)         (772,465)          (31,347)          (17,477)
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) resulting from operations .......       (1,537,532)         (993,158)          (46,645)          (70,363)
                                                              ---------------   ---------------   ---------------   ---------------
2002 Contract Transactions
   Net contract purchase payments ..........................        3,866,922         1,716,034           633,347           139,079
   Transfers between investment divisions ..................          486,635          (124,051)          395,956           238,645
   Transfers on account of death ...........................          (11,773)             (695)               --                --
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................         (570,646)         (123,483)          (10,029)               --
   Transfers of investment credits .........................          115,168            50,634            18,999             4,172
   Contract fees ...........................................           (2,596)           (1,534)              (22)              (13)
   Transfers - other .......................................              (66)           29,803              (599)               26
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) from contract transactions ......        3,883,644         1,546,708         1,037,652           381,909
                                                              ---------------   ---------------   ---------------   ---------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................               --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
Total Increase/(Decrease) in Net Assets ....................        2,346,112           553,550           991,007           311,546
   Net Assets at December 31, 2001 .........................        4,908,357         1,761,994                --                --
                                                              ---------------   ---------------   ---------------   ---------------
   Net Assets at December 31, 2002 .........................  $     7,254,469   $     2,315,544   $       991,007   $       311,546
                                                              ===============   ===============   ===============   ===============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................  $       (32,201)  $       (53,030)  $       (45,290)  $        (2,960)
   Net realized gain/(loss) from sale of investments .......         (358,461)         (153,008)          193,156           370,333
   Reinvested realized gain distributions ..................               --                --                --                --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................        2,592,467           964,059           778,834            64,843
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) resulting from operations .......        2,201,805           758,021           926,700           432,216
                                                              ---------------   ---------------   ---------------   ---------------
2003 Contract Transactions
   Net contract purchase payments ..........................        1,244,776           268,094         1,241,339           232,814
   Transfers between investment divisions ..................          894,049           198,493         1,009,745           (98,360)
   Transfers on account of death ...........................          (12,097)          (10,910)           (2,895)               --
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................         (592,429)         (152,589)         (200,496)           (7,193)
   Transfers of investment credits .........................           35,619             6,700            35,214             6,961
   Contract fees ...........................................           (4,479)           (2,304)             (401)             (111)
   Transfers - other .......................................               46               194             2,044              (133)
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) from contract transactions ......        1,565,485           307,678         2,084,550           133,978
                                                              ---------------   ---------------   ---------------   ---------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................           (2,212)            1,852            72,236                --
                                                              ---------------   ---------------   ---------------   ---------------
Total Increase/(Decrease) in Net Assets ....................        3,765,078         1,067,551         3,083,486           566,194
   Net Assets at December 31, 2002 .........................        7,254,469         2,315,544           991,007           311,546
                                                              ---------------   ---------------   ---------------   ---------------
   Net Assets at December 31, 2003 .........................  $    11,019,547   $     3,383,095   $     4,074,493   $       877,740
                                                              ===============   ===============   ===============   ===============

                                                                                 Investment Divisions
                                                              -----------------------------------------------------
                                                                  Janus Aspen        Janus Aspen        Janus Aspen
                                                                      Mid Cap            Capital           Flexible
                                                                       Growth       Appreciation             Income
                                                               Service Shares     Service Shares     Service Shares
                                                              ---------------    ---------------    ---------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................  $       (18,300)   $       (31,381)   $        37,679
   Net realized gain/(loss) from sale of investments .......         (389,670)          (205,292)            10,172
   Reinvested realized gain distributions ..................               --                 --                 --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................         (129,932)          (176,445)           154,692
                                                              ---------------    ---------------    ---------------
   Net increase/(decrease) resulting from operations .......         (537,902)          (413,118)           202,543
                                                              ---------------    ---------------    ---------------
2002 Contract Transactions
   Net contract purchase payments ..........................          291,125            508,938            917,899
   Transfers between investment divisions ..................        2,206,403              4,373            580,472
   Transfers on account of death ...........................             (187)                --            (19,615)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................       (2,314,926)          (175,389)          (123,564)
   Transfers of investment credits .........................            7,923             14,520             27,280
   Contract fees ...........................................           (1,481)            (1,647)              (799)
   Transfers - other .......................................           28,261               (359)               (10)
                                                              ---------------    ---------------    ---------------
   Net increase/(decrease) from contract transactions ......          217,118            350,436          1,381,663
                                                              ---------------    ---------------    ---------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................               --                 --                 --
                                                              ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ....................         (320,784)           (62,682)         1,584,206
   Net Assets at December 31, 2001 .........................        1,337,751          2,026,734          1,517,977
                                                              ---------------    ---------------    ---------------
   Net Assets at December 31, 2002 .........................  $     1,016,967    $     1,964,052    $     3,102,183
                                                              ===============    ===============    ===============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................  $       (48,401)   $       (44,751)   $        90,609
   Net realized gain/(loss) from sale of investments .......          (35,517)          (195,872)            94,842
   Reinvested realized gain distributions ..................               --                 --                 --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................          821,191            712,838            (21,312)
                                                              ---------------    ---------------    ---------------
   Net increase/(decrease) resulting from operations .......          737,273            472,215            164,139
                                                              ---------------    ---------------    ---------------
2003 Contract Transactions
   Net contract purchase payments ..........................          112,924            902,502          1,346,812
   Transfers between investment divisions ..................        1,511,854             67,674            217,225
   Transfers on account of death ...........................          (20,100)            (5,471)            (2,761)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................         (152,483)          (186,564)          (314,202)
   Transfers of investment credits .........................            2,000             25,713             39,323
   Contract fees ...........................................           (2,016)            (1,568)            (1,875)
   Transfers - other .......................................               30                999                (99)
                                                              ---------------    ---------------    ---------------
   Net increase/(decrease) from contract transactions ......        1,452,209            803,285          1,284,423
                                                              ---------------    ---------------    ---------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................               --             (2,490)                --
                                                              ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ....................        2,189,482          1,273,010          1,448,562
   Net Assets at December 31, 2002 .........................        1,016,967          1,964,052          3,102,183
                                                              ---------------    ---------------    ---------------
   Net Assets at December 31, 2003 .........................  $     3,206,449    $     3,237,062    $     4,550,745
                                                              ===============    ===============    ===============

See Notes to financial statements.


                                   B-26 & B-27

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003 (continued)

                                                                                      Investment Divisions
                                                              ---------------------------------------------------------------------
                                                                  Janus Aspen       Janus Aspen               MFS               MFS
                                                                   Growth and         Worldwide           Capital          Emerging
                                                                       Income            Growth     Opportunities            Growth
                                                               Service Shares    Service Shares     Service Class     Service Class
                                                              ---------------   ---------------   ---------------   ---------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................  $       (16,868)  $       (61,371)  $       (25,078)  $       (17,978)
   Net realized gain/(loss) from sale of investments .......         (126,212)         (824,868)         (509,165)         (321,526)
   Reinvested realized gain distributions ..................               --                --                --                --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................         (285,982)         (126,196)         (125,172)         (182,323)
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) resulting from operations .......         (429,062)       (1,012,435)         (659,415)         (521,827)
                                                              ---------------   ---------------   ---------------   ---------------
2002 Contract Transactions
   Net contract purchase payments ..........................          419,630           918,002           546,840           386,448
   Transfers between investment divisions ..................          (20,464)         (378,077)          (41,901)         (214,920)
   Transfers on account of death ...........................               --                --                --                --
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................         (127,839)         (308,289)          (89,895)          (68,310)
   Transfers of investment credits .........................           12,137            26,270            15,603             9,221
   Contract fees ...........................................           (1,225)           (2,792)           (1,101)             (771)
   Transfers - other .......................................              602            (1,582)           (1,073)            1,164
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) from contract transactions ......          282,841           253,532           428,473           112,832
                                                              ---------------   ---------------   ---------------   ---------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................           (6,004)               --            (4,709)               --
                                                              ---------------   ---------------   ---------------   ---------------
Total Increase/(Decrease) in Net Assets ....................         (152,225)         (758,903)         (235,651)         (408,995)
   Net Assets at December 31, 2001 .........................        1,581,733         3,902,038         1,596,919         1,418,970
                                                              ---------------   ---------------   ---------------   ---------------
   Net Assets at December 31, 2002 .........................  $     1,429,508   $     3,143,135   $     1,361,268   $     1,009,975
                                                              ===============   ===============   ===============   ===============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................  $       (22,500)  $       (53,632)  $       (26,174)  $       (33,193)
   Net realized gain/(loss) from sale of investments .......         (113,038)          562,294          (235,825)         (323,799)
   Reinvested realized gain distributions ..................               --                --                --                --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................          433,427           270,168           554,036           725,926
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) resulting from operations .......          297,889           778,830           292,037           368,934
                                                              ---------------   ---------------   ---------------   ---------------
2003 Contract Transactions
   Net contract purchase payments ..........................          141,774           219,008            72,647            79,626
   Transfers between investment divisions ..................           25,058           566,413          (278,712)          823,915
   Transfers on account of death ...........................               --           (10,905)           (5,792)           (9,793)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................         (147,145)         (995,382)          (87,333)          (90,471)
   Transfers of investment credits .........................            3,580             5,128             1,102             1,601
   Contract fees ...........................................           (1,598)           (3,201)           (1,257)           (1,401)
   Transfers - other .......................................              185               187             2,304               193
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) from contract transactions ......           21,854          (218,752)         (297,041)          803,670
                                                              ---------------   ---------------   ---------------   ---------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................           (2,584)               --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
Total Increase/(Decrease) in Net Assets ....................          317,159           560,078            (5,004)        1,172,604
   Net Assets at December 31, 2002 .........................        1,429,508         3,143,135         1,361,268         1,009,975
                                                              ---------------   ---------------   ---------------   ---------------
   Net Assets at December 31, 2003 .........................  $     1,746,667   $     3,703,213   $     1,356,264   $     2,182,579
                                                              ===============   ===============   ===============   ===============

                                                                                        Investment Divisions
                                                              ---------------------------------------------------------------------
                                                                          MFS               MFS               MFS
                                                                    Investors               New         Strategic        Prudential
                                                                        Trust         Discovery            Income          Jennison
                                                                Service Class     Service Class     Service Class          Class II
                                                              ---------------   ---------------   ---------------   ---------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................  $       (22,929)  $       (42,711)  $         4,827   $       (14,624)
   Net realized gain/(loss) from sale of investments .......         (101,455)         (230,900)            2,848          (162,989)
   Reinvested realized gain distributions ..................               --                --                --                --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................         (340,540)         (907,400)           28,681          (276,714)
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) resulting from operations .......         (464,924)       (1,181,011)           36,356          (454,327)
                                                              ---------------   ---------------   ---------------   ---------------
2002 Contract Transactions
   Net contract purchase payments ..........................          755,974         1,858,112           362,298           382,876
   Transfers between investment divisions ..................          240,965           (64,123)          119,481          (290,803)
   Transfers on account of death ...........................               --              (503)               --                --
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................         (125,732)         (182,966)          (17,527)          (74,993)
   Transfers of investment credits .........................           22,253            54,973            10,692             8,992
   Contract fees ...........................................           (1,231)           (1,215)             (195)             (559)
   Transfers - other .......................................             (311)           (5,288)               61               (40)
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) from contract transactions ......          891,918         1,658,990           474,810            25,473
                                                              ---------------   ---------------   ---------------   ---------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................               --            23,248                --                --
                                                              ---------------   ---------------   ---------------   ---------------
Total Increase/(Decrease) in Net Assets ....................          426,994           501,227           511,166          (428,854)
   Net Assets at December 31, 2001 .........................        1,499,263         2,078,367           256,006         1,304,787
                                                              ---------------   ---------------   ---------------   ---------------
   Net Assets at December 31, 2002 .........................  $     1,926,257   $     2,579,594   $       767,172   $       875,933
                                                              ===============   ===============   ===============   ===============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................  $       (28,911)  $       (61,418)  $        29,692   $       (19,386)
   Net realized gain/(loss) from sale of investments .......         (231,741)         (206,942)           28,745          (136,416)
   Reinvested realized gain distributions ..................               --                --                --                --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................          608,992         1,109,755            25,243           366,370
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) resulting from operations .......          348,340           841,395            83,680           210,568
                                                              ---------------   ---------------   ---------------   ---------------
2003 Contract Transactions
   Net contract purchase payments ..........................          182,907           610,335           852,359            62,598
   Transfers between investment divisions ..................         (123,411)          143,086          (205,015)           13,615
   Transfers on account of death ...........................          (13,778)               --                --           (17,698)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................         (211,653)         (309,296)         (316,798)         (112,393)
   Transfers of investment credits .........................            3,671            15,910            25,000             1,340
   Contract fees ...........................................           (1,469)           (1,671)             (506)             (755)
   Transfers - other .......................................              719               393               739               255
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) from contract transactions ......         (163,014)          458,757           355,779           (53,038)
                                                              ---------------   ---------------   ---------------   ---------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................               --            (1,006)               --                --
                                                              ---------------   ---------------   ---------------   ---------------
Total Increase/(Decrease) in Net Assets ....................          185,326         1,299,146           439,459           157,530
   Net Assets at December 31, 2002 .........................        1,926,257         2,579,594           767,172           875,933
                                                              ---------------   ---------------   ---------------   ---------------
   Net Assets at December 31, 2003 .........................  $     2,111,583   $     3,878,740   $     1,206,631   $     1,033,463
                                                              ===============   ===============   ===============   ===============

                                                                       Investment Divisions
                                                               ----------------------------------
                                                                    Van Kampen
                                                                          Life         Van Kampen
                                                                    Investment               Life
                                                                         Trust         Investment
                                                                      Growth &              Trust
                                                                        Income         Government
                                                                      Class II           Class II
                                                               ---------------    ---------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $        (2,621)   $        (6,043)
   Net realized gain/(loss) from sale of investments .......            (1,699)             1,880
   Reinvested realized gain distributions ..................                --                 --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................           (25,264)            22,336
                                                               ---------------    ---------------
   Net increase/(decrease) resulting from operations .......           (29,584)            18,173
                                                               ---------------    ---------------
2002 Contract Transactions
   Net contract purchase payments ..........................           275,457            843,143
   Transfers between investment divisions ..................           195,359            381,367
   Transfers on account of death ...........................                --                 --
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................              (505)           (26,786)
   Transfers of investment credits .........................             8,264             25,290
   Contract fees ...........................................               (11)               (65)
   Transfers - other .......................................               (95)              (269)
                                                               ---------------    ---------------
   Net increase/(decrease) from contract transactions ......           478,469          1,222,680
                                                               ---------------    ---------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................                --                 --
                                                               ---------------    ---------------
Total Increase/(Decrease) in Net Assets ....................           448,885          1,240,853
   Net Assets at December 31, 2001 .........................                --                 --
                                                               ---------------    ---------------
   Net Assets at December 31, 2002 .........................   $       448,885    $     1,240,853
                                                               ===============    ===============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $       (11,932)   $        40,334
   Net realized gain/(loss) from sale of investments .......            (3,699)           (61,495)
   Reinvested realized gain distributions ..................                --                 --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................           233,096             (7,268)
                                                               ---------------    ---------------
   Net increase/(decrease) resulting from operations .......           217,465            (28,429)
                                                               ---------------    ---------------
2003 Contract Transactions
   Net contract purchase payments ..........................           356,049          2,338,683
   Transfers between investment divisions ..................           387,393           (247,256)
   Transfers on account of death ...........................                --                 --
   Transfers of annuity benefits, surrenders and partial
     withdrawals ...........................................           (22,450)          (251,148)
   Transfers of investment credits .........................            10,332             70,081
   Contract fees ...........................................              (227)              (727)
   Transfers - other .......................................              (896)              (164)
                                                               ---------------    ---------------
   Net increase/(decrease) from contract transactions ......           730,201          1,909,469
                                                               ---------------    ---------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period ..............................                --                 --
                                                               ---------------    ---------------
Total Increase/(Decrease) in Net Assets ....................           947,666          1,881,040
   Net Assets at December 31, 2002 .........................           448,885          1,240,853
                                                               ---------------    ---------------
   Net Assets at December 31, 2003 .........................   $     1,396,551    $     3,121,893
                                                               ===============    ===============

See notes to financial statements.


                                  B-28 & B-29

--------------------------------------------------------------------------------
THE GUARDIAN SEPARATE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS (DECEMBER 31, 2003)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Separate Account F (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on February 24, 2000 and commenced operations on October 9, 2000. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account as selected by the contractowner. The contractowner may transfer his or her contract value among the forty-three investment options within the Account. However, a contractowner may only invest in up to twenty investment divisions at any time. Contractowners who qualify may also purchase a Contract Anniversary Enhanced Death Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract, and/or a Living Benefit Rider, or an Earnings Benefit Rider, which provides for preservation of principal.

      During the first contract year, a credit in an amount equal to 3% of each net premium payment is credited to the contract and is allocated among the contractowners' investment allocation options.

      The forty three investment options of the Account correspond to the following underlying mutual funds and class of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

The Guardian Stock Fund (GSF)
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
The Guardian VC Low Duration Bond Fund
The Guardian UBS VC Large Cap Value Fund
The Guardian UBS VC Small Cap Value Fund
The Guardian Bond Fund, Inc. (GBF)
The Guardian Cash Fund, Inc. (GCF)
Baillie Gifford International Fund (BGIF)
Baillie Gifford Emerging Markets Fund (BGEMF)
The Guardian Small Cap Stock Fund (GSCSF)
Value Line Centurion Fund
Value Line Strategic Asset Management Trust
AIM V.I. Aggressive Growth Fund Series I
AIM V.I. Government Securities Fund Series I
AIM V.I. Growth Fund Series I
AIM V.I. Premier Equity Fund Series I
Alger American Leveraged AllCap Portfolio Class O
AllianceBernstein Growth & Income Portfolio Class B
AllianceBernstein Premier Growth Portfolio Class B
AllianceBernstein Technology Portfolio Class B
AllianceBernstein Value Portfolio Class B
American Century VP Capital Appreciation Fund Class 1
Fidelity VIP Balanced Portfolio Service Class 2
Fidelity VIP Contrafund Portfolio Service Class 2
Fidelity VIP Equity-Income Portfolio Service Class 2
Fidelity VIP Growth Portfolio Service Class 2
Fidelity VIP Mid Cap Portfolio Service Class 2
Templeton Growth Securities Fund Class 2
Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen Aggressive Growth
  Portfolio) Service Shares
Janus Aspen Capital Appreciation Portfolio Service Shares
Janus Aspen Flexible Income Portfolio Service Shares
Janus Aspen Growth and Income Portfolio Service Shares
Janus Aspen Worldwide Growth Portfolio Service Shares
MFS Capital Opportunities Series Service Class
MFS Emerging Growth Series Service Class
MFS Investors Trust Series Service Class
MFS New Discovery Series Service Class
MFS Strategic Income Series Service Class
Prudential Jennison Portfolio Class II
Van Kampen Life Investment Trust Growth & Income Portfolio Class II
Van Kampen Life Investment Trust Government Portfolio Class II

      A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

      The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy's minimum death benefit guarantee) and other policy benefits. Additional assets are


----
B-30                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

held in GIAC's general account to cover the contingency that a policy's guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

      The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

      (a) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

      (b) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the identified cost of securities sold.

      (c)   The cost of investments sold is determined on a first in, first out
            (FIFO) basis.

Individual Mortality Table Used and the Assumed Investment Return

      Net assets allocated to contracts in the payout period are computed according to the 2000 Individual Annuity Mortality Table. The assumed investment return is 4.0% unless the annuitant elects otherwise, in which case the rate may vary, as regulated by the laws of respective states.

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

Use of Estimates

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Annuity Mortality Fluctuation Fund (AMFF)

      Pursuant to agreement with the New York State Insurance Department, GIAC maintains assets in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such amounts are referred to as the Annuity Mortality Fluctuation Fund (AMFF), and are invested in the GCF subdivision of each separate account. At December 31, 2003, the AMFF balance in the GCF subdivision of Separate Account F was $477,227.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-31
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

NOTE 3 -- PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                                                                                           Purchases        Sales
                                                                                                         ------------   ------------
The Guardian Stock Fund ..............................................................................   $  1,525,496   $  1,593,956
The Guardian VC 500 Index Fund .......................................................................     10,665,897      9,669,551
The Guardian VC Asset Allocation Fund ................................................................        820,559        644,695
The Guardian VC High Yield Bond Fund .................................................................     29,511,530     28,650,522
The Guardian VC Low Duration Bond Fund ...............................................................        663,368         53,227
The Guardian UBS VC Large Cap Value Fund .............................................................      3,101,200      2,168,746
The Guardian UBS VC Small Cap Value Fund .............................................................      1,763,995        398,342
The Guardian Bond Fund, Inc. .........................................................................     14,195,156     12,578,150
The Guardian Cash Fund, Inc. .........................................................................    229,641,871    252,641,547
Baillie Gifford International Fund ...................................................................    126,155,449    126,473,756
Baillie Gifford Emerging Markets Fund ................................................................     37,689,617     34,850,837
The Guardian Small Cap Stock Fund ....................................................................      9,562,127      7,437,058
Value Line Centurion Fund ............................................................................      2,064,797      1,493,325
Value Line Strategic Asset Management Trust ..........................................................      2,999,454      3,008,978
AIM V.I. Aggressive Growth Fund Series I .............................................................      2,123,469      2,178,915
AIM V.I. Government Securities Fund Series I .........................................................      8,020,637      8,154,525
AIM V.I. Growth Fund Series I ........................................................................        715,277        227,764
AIM V.I. Premier Equity Fund Series I ................................................................        228,489        853,636
Alger American Leveraged AllCap Portfolio Class O ....................................................      1,327,477      1,080,505
AllianceBernstein Growth & Income Portfolio Class B ..................................................      3,185,903      1,512,266
AllianceBernstein Premier Growth Portfolio Class B ...................................................        300,363        132,439
AllianceBernstein Technology Portfolio Class B .......................................................        794,905        334,958
AllianceBernstein Value Portfolio Class B ............................................................      1,278,295        103,750
American Century VP Capital Appreciation Fund Class 1 ................................................        631,356        467,163
Fidelity VIP Balanced Portfolio Service Class 2 ......................................................      2,653,491      1,851,751
Fidelity VIP Contrafund Portfolio Service Class 2 ....................................................      4,681,370      3,778,412
Fidelity VIP Equity-Income Portfolio Service Class 2 .................................................      2,846,643      1,314,500
Fidelity VIP Growth Portfolio Service Class 2 ........................................................        839,106        586,497
Fidelity VIP Mid Cap Portfolio Service Class 2 .......................................................      4,266,904      2,146,532
Templeton Growth Securities Fund Class 2 .............................................................     21,232,886     21,092,645
Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen Aggressive
   Growth Portfolio) Service Shares ..................................................................      3,045,987      1,653,778
Janus Aspen Capital Appreciation Portfolio Service Shares ............................................      1,391,974        634,388
Janus Aspen Flexible Income Portfolio Service Shares .................................................      2,453,967      1,091,347
Janus Aspen Growth and Income Portfolio Service Shares ...............................................        343,010        346,062
Janus Aspen Worldwide Growth Portfolio Service Shares ................................................     64,616,625     64,897,066
MFS Capital Opportunities Series Service Class .......................................................        252,390        569,431
MFS Emerging Growth Series Service Class .............................................................      1,697,296        933,626
MFS Investors Trust Series Service Class .............................................................        622,357        816,529
MFS New Discovery Series Service Class ...............................................................      1,600,346      1,212,596
MFS Strategic Income Series Service Class ............................................................      2,989,063      2,603,529
Prudential Jennison Portfolio Class II ...............................................................        465,600        548,638
Van Kampen Life Investment Trust Growth & Income Portfolio Class II ..................................        954,030        229,133
Van Kampen Life Investment Trust Government Portfolio Class II .......................................      4,772,978      2,813,570
                                                                                                         ------------   ------------
Total ................................................................................................   $610,692,710   $605,828,641
                                                                                                         ============   ============


----
B-32                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS

      GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

      A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC's administrative expenses. These charges are assessed through a redemption of units. For the years ended December 31, 2002 and 2003, contract fees amounted to $57,909 and $86,661, respectively.

Expense Charges

      (1) A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.55% for the first four contract years and thereafter 1.45% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

      a) Contract Anniversary Enhanced Death Benefit Rider or Living Benefit Rider or Earnings Benefit Rider, with an annual rate of .25%;

      b) Contract Anniversary Enhanced Death Benefit Rider and/or Living Benefit Rider and/or Earnings Benefit Rider, with an annual rate of .50%;

      c) Contract Anniversary Enhanced Death Benefit Rider, Living Benefit and Earnings Benefit Rider, with an annual rate of .75%.

      (2) A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in the amount equal to ..20% on an annual basis.

      (3) A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

      Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

      GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund and The Guardian VC High Yield Bond Fund, GBF, GCF, GSCSF, The Guardian VC Low Duration Bond Fund, The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund each have an investment advisory agreement with Guardian Investor Services LLC (GIS), formerly Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. Fees earned by GIS from this agreement range from .25% to .75% of the average daily net assets. BGIF and BGEMF each have an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG from this agreement range from .80% to 1.00% of the average daily net assets. GIAC has administrative service fee agreements with AIM Advisors, Inc., Alliance Capital Management LP, American Century Investment Management, Inc., Fidelity Management & Research Company, Janus Capital Corporation, Prudential Investments Fund Management LLC, Van Kampen Asset Management Inc., and MFS Investment Management fund families which compensate GIAC for administrative services provided. These fees range from .05% to .25% of the average daily net assets.

Sales Charges

      Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through a redemption in units and paid to GIAC during the first four contract years.

                  Numbers of Contract                Contingent Deferred
                    Years Completed                Sales Charge Percentage
                  -------------------              -----------------------
                           0                                 3%
                           1                                 2%
                           2                                 1%
                           3                                 1%
                          4+                                 0%

      For the years ended December 31, 2002 and 2003, contingent deferred sales charges were $653,762 and $1,111,190.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-33
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

NOTE 5 -- CHANGES IN UNITS OUTSTANDING

      The changes in units outstanding for the years ended December 31, 2003 and 2002 were as follows:

                                                                  2003                                       2002
                                                ------------------------------------------  ----------------------------------------
                                                                  Units      Net Increase/                   Units     Net Increase/
                                                Units Issued    Redeemed      (Decrease)    Units Issued    Redeemed     (Decrease)
                                                ------------    --------     -------------  ------------    --------   -------------
The Guardian Stock Fund                            150,356       142,959          7,397        595,321      214,265        381,056
The Guardian VC 500 Index Fund                     350,925       200,676        150,249        263,312       41,079        222,233
The Guardian VC Asset Allocation Fund               29,938        16,565         13,373         55,706       43,221         12,485
The Guardian VC High Yield Bond Fund               326,699       255,575         71,124        339,110       68,584        270,526
The Guardian VC Low Duration Bond Fund              63,626         5,403         58,223             --           --             --
The Guardian UBS VC Large Cap Value
  Fund                                              80,587         2,712         77,875             --           --             --
The Guardian UBS VC Small Cap Value
  Fund                                             117,258         6,683        110,575             --           --             --
The Guardian Bond Fund, Inc.                       361,949       306,816         55,133        803,145      163,631        639,514
The Guardian Cash Fund, Inc.                     2,605,525     4,869,707     (2,264,182)     4,208,215    2,969,702      1,238,513
Baillie Gifford International Fund                 758,929       598,729        160,200        289,206      154,193        135,013
Baillie Gifford Emerging Markets Fund              377,919        76,328        301,591        100,258       11,004         89,254
The Guardian Small Cap Stock Fund                  339,461        37,547        301,914        545,473      290,440        255,033
Value Line Centurion Fund                          147,877        38,774        109,103        162,453       42,535        119,918
Value Line Strategic Asset Management
  Trust                                            135,028       122,878         12,150        376,895      151,330        225,565
AIM V.I. Aggressive Growth Fund Series I           102,406        90,485         11,921         80,012       31,562         48,450
AIM V.I. Government Securities Fund
  Series I                                         204,643       220,535        (15,892)       420,566       50,091        370,475
AIM V.I. Growth Fund Series I                      160,397        35,010        125,387         89,680       38,448         51,232
AIM V.I. Premier Equity Fund Series I               19,107       125,880       (106,773)       210,996      106,455        104,541
Alger American Leveraged AllCap Portfolio
  Class O                                           90,669        50,155         40,514        196,597       26,136        170,461
AllianceBernstein Growth & Income Portfolio
  Class B                                          199,846        12,705        187,141         66,873        1,817         65,056
AllianceBernstein Premier Growth Portfolio
  Class B                                           19,265            52         19,213          6,598           --          6,598
AllianceBernstein Technology Portfolio
  Class B                                           97,610        38,707         58,903         18,929           77         18,852
AllianceBernstein Value Portfolio Class B          142,359        10,307        132,052         47,602            5         47,597
American Century VP Capital Appreciation
  Fund Class 1                                      54,777        11,951         42,826         64,544       29,954         34,590
Fidelity VIP Balanced Portfolio Service
  Class 2                                          111,941        26,514         85,427        170,639       47,753        122,886
Fidelity VIP Contrafund Portfolio Service
  Class 2                                          236,466        99,655        136,811        346,778       46,058        300,720
Fidelity VIP Equity-Income Portfolio Service
  Class 2                                          251,655        74,166        177,489        496,793       72,439        424,354
Fidelity VIP Growth Portfolio Service
  Class 2                                           87,483        34,903         52,580        296,604       65,531        231,073
Fidelity VIP Mid Cap Portfolio Service
  Class 2                                          249,395        21,289        228,106        104,498          639        103,859
Templeton Growth Securities Fund Class 2            46,851           780         46,071         40,092          777         39,315


----
B-34                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                  2003                                       2002
                                                ------------------------------------------  ----------------------------------------
                                                                  Units      Net Increase/                   Units     Net Increase/
                                                Units Issued    Redeemed      (Decrease)    Units Issued    Redeemed     (Decrease)
                                                ------------    --------     -------------  ------------    --------   -------------
Janus Aspen Mid Cap Growth Portfolio
  (formerly Janus Aspen Aggressive
Growth Portfolio) Service Shares                   521,268        51,037        470,231        652,524      628,169         24,355
Janus Aspen Capital Appreciation Portfolio
  Service Shares                                   207,551        52,680        154,871         88,221       41,521         46,700
Janus Aspen Flexible Income Portfolio
  Service Shares                                   132,670        26,561        106,109        141,956       17,584        124,372
Janus Aspen Growth and Income Portfolio
  Service Shares                                    43,162        35,919          7,243         63,890       23,595         40,295
Janus Aspen Worldwide Growth Portfolio
  Service Shares                                   223,492       242,972        (19,480)       169,982      107,126         62,856
MFS Capital Opportunities Series
  Service Class                                     14,424        73,875        (59,451)       101,296       40,827         60,469
MFS Emerging Growth Series Service Class           222,240        24,569        197,671         92,880       67,941         24,939
MFS Investors Trust Series Service Class            28,514        55,269        (26,755)       145,200       22,191        123,009
MFS New Discovery Series Service Class             120,198        48,475         71,723        245,458      132,072        113,386
MFS Strategic Income Series Service Class           73,646        42,852         30,794         45,397        1,640         43,757
Prudential Jennison Portfolio Class II              24,497        38,634        (14,137)        67,120       68,497         (1,377)
Van Kampen Life Investment Trust Growth &
  Income Portfolio Class II                         83,589         2,488         81,101         54,836           98         54,738
Van Kampen Life Investment Trust
  Government Portfolio Class II                    230,781        53,756        177,025        121,348        4,061        117,287


                                                                            ----
FINANCIAL STATEMENTS                                                        B-35
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

NOTE 6 -- UNIT VALUES

      The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholders' accounts through redemption of units:

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                           Units       Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                           -----       ----------    -----------     --------    --------  ---------
REGULAR CONTRACT

The Guardian Stock Fund(4)
              2003                                       1,343,966       $ 5.79      $ 7,782,847      1.75%      0.98%      19.33%
              2002                                       1,310,521         4.85        6,360,044      1.75%      0.89%     -22.26%
              2001                                         954,095         6.24        5,956,177      1.75%      0.27%     -22.82%
              2000                                         408,596         8.09        3,304,809      1.75%      0.04%     -19.12%
The Guardian VC 500 Index Fund(4)
              2003                                         575,903       $ 7.66      $ 4,412,515      1.75%      1.51%      26.01%
              2002                                         444,538         6.08        2,702,977      1.75%      2.17%     -23.77%
              2001                                         310,994         7.98        2,480,692      1.75%      1.59%     -13.46%
              2000                                          20,902         9.22          192,672      1.75%      0.37%      -7.82%
The Guardian VC Asset Allocation Fund(4)
              2003                                         172,828       $ 8.60      $ 1,485,622      1.75%      2.81%      25.47%
              2002                                         157,950         6.85        1,082,126      1.75%      1.97%     -21.28%
              2001                                         133,129         8.70        1,158,693      1.75%      1.21%     -10.62%
              2000                                          26,142         9.74          254,567      1.75%      2.47%      -2.62%
The Guardian VC High Yield Bond Fund(4)
              2003                                         323,171       $11.00      $ 3,554,122      1.75%      7.17%      15.89%
              2002                                         272,713         9.49        2,587,996      1.75%      8.38%      -0.48%
              2001                                          40,009         9.54          381,497      1.75%      4.96%       1.75%
              2000                                         108,667         9.37        1,018,364      1.75%      5.30%      -6.29%
The Guardian VC Low Duration Bond Fund(8)
              2003                                          57,494       $10.06      $   578,333      1.75%      1.21%       0.59%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian UBS VC Large Cap Value Fund(7)
              2003                                          74,187       $13.00      $   964,253      1.75%      1.84%      29.98%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian UBS VC Small Cap Value Fund(7)
              2003                                         103,368       $13.32      $ 1,377,335      1.75%      0.53%      33.25%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian Bond Fund, Inc.(4)
              2003                                       1,141,414       $12.25      $13,976,893      1.75%      3.60%       2.91%
              2002                                       1,057,872        11.90       12,588,177      1.75%      4.60%       7.56%
              2001                                         557,110        11.06        6,163,595      1.75%      7.92%       6.96%
              2000                                          31,026        10.34          320,914      1.75%      3.18%       3.43%
The Guardian Cash Fund, Inc.(4)
              2003                                       1,442,285       $10.12      $14,594,262      1.75%      0.67%      -1.10%
              2002                                       3,565,569        10.23       36,479,430      1.75%      1.17%      -0.52%
              2001                                       2,319,918        10.28       23,859,363      1.75%      2.60%       1.78%
              2000                                         340,712        10.10        3,442,824      1.75%      0.90%       1.05%
Baillie Gifford International Fund(4)
              2003                                         302,718       $ 7.56      $ 2,287,551      1.75%      1.35%      27.76%
              2002                                         153,611         5.91          908,583      1.75%      0.09%     -19.14%
              2001                                          66,026         7.32          482,992      1.75%        --      -21.79%
              2000                                         102,369         9.35          957,503      1.75%        --       -6.47%


----
B-36                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                            Units      Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                            -----      ----------    -----------     --------    --------  ---------
REGULAR CONTRACT

Baillie Gifford Emerging Markets Fund(4)
              2003                                         386,646       $12.58      $ 4,865,645      1.75%      1.09%      51.23%
              2002                                          92,064         8.32          766,087      1.75%      0.54%      -7.98%
              2001                                          22,937         9.04          207,409      1.75%      0.25%       4.45%
              2000                                             898         8.66            7,774      1.75%        --      -13.42%
The Guardian Small Cap Stock Fund(4)
              2003                                         545,597       $ 8.85      $ 4,829,646      1.75%        --       40.94%
              2002                                         281,326         6.28        1,766,932      1.75%        --      -16.97%
              2001                                         136,074         7.56        1,029,359      1.75%      0.01%      -9.43%
              2000                                         150,297         8.35        1,255,340      1.75%        --      -16.48%
Value Line Centurion Fund(4)
              2003                                         288,620       $ 6.13      $ 1,768,842      1.75%        --       17.40%
              2002                                         195,742         5.22        1,021,831      1.75%        --      -24.28%
              2001                                         109,752         6.89          756,650      1.75%      0.22%     -17.81%
              2000                                          21,898         8.39          183,673      1.75%        --      -16.12%
Value Line Strategic Asset Management Trust(4)
              2003                                         823,018       $ 7.87      $ 6,479,490      1.75%      0.69%      14.49%
              2002                                         781,005         6.88        5,370,410      1.75%      1.35%     -14.06%
              2001                                         587,990         8.00        4,704,506      1.75%      4.06%     -14.44%
              2000                                         138,189         9.35        1,292,320      1.75%        --       -6.48%
AIM V.I. Aggressive Growth Fund Series I(4)
              2003                                         183,149       $ 5.88      $ 1,076,272      1.75%        --       24.46%
              2002                                         176,810         4.72          834,803      1.75%        --      -24.02%
              2001                                         141,527         6.21          879,416      1.75%        --      -27.35%
              2000                                          58,870         8.55          503,541      1.75%        --      -14.47%
AIM V.I. Government Securities Fund Series I(4)
              2003                                         467,772       $11.58      $ 5,418,702      1.75%      2.13%      -0.70%
              2002                                         472,407        11.67        5,510,715      1.75%      2.49%       7.68%
              2001                                         192,339        10.83        2,083,660      1.75%      5.21%       4.55%
              2000                                          19,443        10.36          201,458      1.75%      3.87%       3.61%
AIM V.I. Growth Fund Series I(4)
              2003                                         203,942       $ 4.46      $   909,972      1.75%        --       28.95%
              2002                                         132,724         3.46          459,257      1.75%        --      -32.18%
              2001                                         118,449         5.10          604,326      1.75%      0.35%     -35.04%
              2000                                          28,739         7.85          225,718      1.75%      0.01%     -21.46%
AIM V.I. Premier Equity Fund Series I(4)
              2003                                         350,505       $ 6.60      $ 2,314,727      1.75%      0.27%      22.90%
              2002                                         431,690         5.37        2,319,759      1.75%      0.37%     -31.48%
              2001                                         318,967         7.84        2,501,410      1.75%      0.21%     -14.09%
              2000                                          39,797         9.13          363,288      1.75%      0.09%      -8.72%
Alger American Leveraged AllCap Portfolio
  Class O(4)
              2003                                         308,522       $ 5.67      $ 1,748,214      1.75%        --       32.37%
              2002                                         270,058         4.28        1,156,027      1.75%      0.01%     -35.07%
              2001                                         124,879         6.59          823,240      1.75%        --      -17.40%
              2000                                          21,435         7.98          171,068      1.75%        --      -20.19%
AllianceBernstein Growth & Income Portfolio
  Class B(5)
              2003                                         190,381       $10.34      $ 1,968,233      1.75%      0.58%      29.88%
              2002                                          20,302         7.96          161,613      1.75%      0.20%     -20.40%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-37
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                            Units      Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                            -----      ----------    -----------     --------    --------  ---------
REGULAR CONTRACT

AllianceBernstein Premier Growth Portfolio
  Class B(5)
              2003                                          24,721       $ 9.56      $   236,269      1.75%        --       21.21%
              2002                                           5,757         7.88           45,392      1.75%        --      -21.15%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
AllianceBernstein Technology Portfolio Class B(5)
              2003                                          57,536       $ 9.57      $   550,600      1.75%        --       41.28%
              2002                                          14,651         6.77           99,240      1.75%        --      -32.26%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
AllianceBernstein Value Portfolio Class B(5)
              2003                                         149,627       $10.69      $ 1,599,233      1.75%      0.68%      26.22%
              2002                                          32,363         8.47          274,054      1.75%      0.06%     -15.32%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
American Century VP Capital Appreciation
  Fund Class 1(4)
              2003                                         148,037       $ 5.50      $   814,855      1.75%        --       18.37%
              2002                                         121,885         4.65          566,784      1.75%        --      -22.58%
              2001                                          84,699         6.01          508,718      1.75%        --      -29.32%
              2000                                          10,955         8.50           93,093      1.75%        --      -15.02%
Fidelity VIP Balanced Portfolio Service Class 2(4)
              2003                                         343,111       $ 9.52      $ 3,266,065      1.75%      2.27%      15.36%
              2002                                         277,402         8.25        2,288,979      1.75%      2.19%     -10.52%
              2001                                         174,176         9.22        1,606,245      1.75%      0.98%      -3.58%
              2000                                          19,736         9.56          188,770      1.75%        --       -4.35%
Fidelity VIP Contrafund Portfolio Service
  Class 2(4)
              2003                                         610,880       $ 9.06      $ 5,534,069      1.75%      0.25%      25.96%
              2002                                         463,856         7.19        3,336,170      1.75%      0.56%     -11.18%
              2001                                         259,861         8.10        2,104,315      1.75%      0.45%     -14.00%
              2000                                          86,819         9.42          817,480      1.75%        --       -5.84%
Fidelity VIP Equity-Income Portfolio Service
  Class 2(4)
              2003                                         855,233       $ 9.96      $ 8,518,473      1.75%      1.40%      27.76%
              2002                                         694,772         7.80        5,416,656      1.75%      1.22%     -18.60%
              2001                                         409,221         9.58        3,919,404      1.75%      0.41%      -6.88%
              2000                                          40,670        10.29          418,306      1.75%        --        2.85%
Fidelity VIP Growth Portfolio Service Class 2(4)
              2003                                         375,650       $ 6.34      $ 2,380,314      1.75%      0.10%      30.23%
              2002                                         334,810         4.87        1,629,112      1.75%      0.11%     -31.51%
              2001                                         185,722         7.10        1,319,521      1.75%      0.04%     -19.30%
              2000                                          20,581         8.80          181,197      1.75%        --      -11.96%
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
              2003                                         232,243       $11.71      $ 2,718,920      1.75%      0.13%      35.84%
              2002                                          47,159         8.62          406,447      1.75%        --      -13.81%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Templeton Growth Securities Fund Class 2(5)
              2003                                          67,546       $10.29      $   695,024      1.75%      1.48%      29.83%
              2002                                          34,823         7.93          275,994      1.75%      2.49%     -20.74%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --


----
B-38                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                            Units      Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                            -----      ----------    -----------     --------    --------  ---------
REGULAR CONTRACT

Janus Aspen Mid Cap Growth Portfolio
  (formerly Janus Aspen Aggressive Growth
  Portfolio) Service Shares(4)
              2003                                         703,252       $ 3.96      $ 2,783,393      1.75%        --       32.41%
              2002                                         241,494         2.99          721,846      1.75%        --      -29.37%
              2001                                         205,062         4.23          867,886      1.75%        --      -40.65%
              2000                                         335,810         7.13        2,394,513      1.75%        --      -28.69%
Janus Aspen Capital Appreciation Portfolio
  Service Shares(4)
              2003                                         394,046       $ 6.27      $ 2,470,607      1.75%      0.23%      18.13%
              2002                                         220,781         5.31        1,171,775      1.75%      0.30%     -17.40%
              2001                                         196,464         6.43        1,262,320      1.75%      1.04%     -23.20%
              2000                                          68,005         8.37          568,906      1.75%      0.42%     -16.34%
Janus Aspen Flexible Income Portfolio
  Service Shares(4)
              2003                                         323,404       $12.25      $ 3,963,282      1.75%      3.79%       4.37%
              2002                                         228,476        11.74        2,682,715      1.75%      3.27%       8.23%
              2001                                         105,572        10.85        1,145,321      1.75%      6.39%       5.61%
              2000                                           9,818        10.27          100,850      1.75%      1.19%       2.72%
Janus Aspen Growth and Income Portfolio
  Service Shares(4)
              2003                                         178,316       $ 7.12      $ 1,269,046      1.75%      0.45%      21.36%
              2002                                         156,458         5.86          917,540      1.75%      0.63%     -23.14%
              2001                                         121,621         7.63          927,942      1.75%      1.21%     -15.09%
              2000                                          22,894         8.99          205,710      1.75%      0.17%     -10.15%
Janus Aspen Worldwide Growth Portfolio
  Service Shares(4)
              2003                                         437,837       $ 5.80      $ 2,540,401      1.75%      0.60%      21.52%
              2002                                         426,830         4.77        2,037,957      1.75%      0.46%     -27.01%
              2001                                         415,064         6.54        2,714,978      1.75%      0.29%     -23.97%
              2000                                         342,876         8.60        2,949,824      1.75%      0.01%     -13.97%
MFS Capital Opportunities Series Service Class(4)
              2003                                         151,703       $ 5.74      $   870,399      1.75%        --       24.89%
              2002                                         189,461         4.59          870,391      1.75%        --      -31.06%
              2001                                         160,662         6.66        1,070,571      1.75%        --      -25.01%
              2000                                          19,346         8.89          171,906      1.75%        --      -11.14%
MFS Emerging Growth Series Service Class(4)
              2003                                         366,859       $ 4.53      $ 1,661,857      1.75%        --       27.66%
              2002                                         202,288         3.55          717,788      1.75%        --      -35.01%
              2001                                         166,921         5.46          911,371      1.75%        --      -34.78%
              2000                                          69,400         8.37          580,987      1.75%        --      -16.28%
MFS Investors Trust Series Service Class(4)
              2003                                         215,376       $ 7.44      $ 1,602,785      1.75%      0.41%      19.71%
              2002                                         242,975         6.22        1,510,483      1.75%      0.44%     -22.53%
              2001                                         135,458         8.02        1,087,010      1.75%      0.56%     -17.57%
              2000                                           8,291         9.73           80,711      1.75%        --       -2.65%
MFS New Discovery Series Service Class(4)
              2003                                         331,921       $ 7.65      $ 2,539,106      1.75%        --       31.10%
              2002                                         253,219         5.84        1,477,535      1.75%        --      -32.99%
              2001                                         150,658         8.71        1,311,935      1.75%        --       -6.91%
              2000                                          25,431         9.35          237,889      1.75%        --       -6.46%
MFS Strategic Income Series Service Class (4)
              2003                                          84,114       $12.25      $ 1,030,796      1.75%      4.34%       8.17%
              2002                                          54,620        11.33          618,769      1.75%      2.66%       6.30%
              2001                                          18,001        10.66          191,843      1.75%      1.72%       2.73%
              2000                                             959        10.37            9,944      1.75%        --        3.74%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-39
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                            Units      Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                            -----      ----------    -----------     --------    --------  ---------
REGULAR CONTRACT

Prudential Jennison Portfolio Class II(4)
              2003                                         134,363       $ 5.74       $  771,838      1.75%        --       27.34%
              2002                                         153,989         4.51          694,641      1.75%        --      -32.37%
              2001                                         146,648         6.67          978,141      1.75%        --      -20.03%
              2000                                          17,049         8.34          142,189      1.75%        --      -16.60%
Van Kampen Life Investment Trust Growth &
  Income Portfolio Class II(5)
              2003                                         100,344       $10.29      $ 1,032,804      1.75%      0.49%      25.45%
              2002                                          38,200         8.20          313,423      1.75%        --      -17.95%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Van Kampen Life Investment Trust Government
  Portfolio Class II(5)
              2003                                         223,904       $10.55      $ 2,362,765      1.75%      3.17%      -0.29%
              2002                                          89,327        10.58          945,341      1.75%        --        5.83%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --


----
B-40                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                            Units      Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                            -----      ----------    -----------     --------    --------  ---------
LIVING BENEFIT RIDER (LBR)

The Guardian Stock Fund(4)
              2003                                          28,958       $ 5.74      $   166,339      2.00%      0.98%      19.03%
              2002                                          31,601         4.83          152,507      2.00%      0.89%     -22.46%
              2001                                          25,582         6.22          159,207      2.00%      0.27%     -23.01%
              2000                                          12,026         8.08           97,212      2.00%      0.04%     -19.17%
The Guardian VC 500 Index Fund(4)
              2003                                          32,677       $ 7.60      $   248,348      2.00%      1.51%      25.69%
              2002                                          23,087         6.05          139,592      2.00%      2.17%     -23.96%
              2001                                          15,254         7.95          121,300      2.00%      1.59%     -13.69%
              2000                                              --           --               --        --         --          --
The Guardian VC Asset Allocation Fund(4)
              2003                                           2,756       $ 8.53      $    23,499      2.00%      2.81%      25.16%
              2002                                           7,484         6.81           50,984      2.00%      1.97%     -21.48%
              2001                                           5,439         8.68           47,195      2.00%      1.21%     -10.84%
              2000                                           2,226         9.73           21,664      2.00%      2.47%      -2.68%
The Guardian VC High Yield Bond Fund(4)
              2003                                           3,159       $10.91      $    34,464      2.00%      7.17%      15.60%
              2002                                           3,273         9.44           30,887      2.00%      8.38%      -0.73%
              2001                                           1,858         9.51           17,658      2.00%      4.96%       1.48%
              2000                                              --           --               --        --         --          --
The Guardian VC Low Duration Bond Fund(8)
              2003                                             287       $10.05      $     2,889      2.00%      1.21%       0.51%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian UBS VC Large Cap Value Fund(7)
              2003                                             283       $12.97      $     3,667      2.00%      1.84%      29.68%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian UBS VC Small Cap Value Fund(7)
              2003                                             165       $13.29      $     2,194      2.00%      0.53%      32.94%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian Bond Fund, Inc.(4)
              2003                                         103,054       $12.15      $ 1,251,731      2.00%      3.60%       2.65%
              2002                                          98,348        11.83        1,163,750      2.00%      4.60%       7.29%
              2001                                          88,467        11.03          975,722      2.00%      7.92%       6.70%
              2000                                          15,057        10.34          155,648      2.00%      3.18%       3.37%
The Guardian Cash Fund, Inc.(4)
              2003                                          47,660       $10.04      $   478,364      2.00%      0.67%      -1.34%
              2002                                          39,845        10.17          405,373      2.00%      1.17%      -0.77%
              2001                                          33,195        10.25          340,337      2.00%      2.60%       1.52%
              2000                                           5,959        10.10           60,177      2.00%      0.90%       0.99%
Baillie Gifford International Fund(4)
              2003                                           7,766       $ 7.50      $    58,212      2.00%      1.35%      27.44%
              2002                                           1,434         5.88            8,434      2.00%      0.09%     -19.35%
              2001                                             550         7.29            4,014      2.00%        --      -21.99%
              2000                                             228         9.35            2,131      2.00%        --       -6.52%
Baillie Gifford Emerging Markets Fund(4)
              2003                                           3,998       $12.48      $    49,911      2.00%      1.09%      50.85%
              2002                                           1,218         8.27           10,082      2.00%      0.54%      -8.21%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-41
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                            Units      Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                            -----      ----------    -----------     --------    --------  ---------
LIVING BENEFIT RIDER (LBR)

The Guardian Small Cap Stock Fund(4)
              2003                                           4,601       $ 8.78      $    40,403      2.00%        --       40.61%
              2002                                           3,196         6.24           19,958      2.00%        --      -17.19%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Value Line Centurion Fund(4)
              2003                                           2,950       $ 6.08      $    17,935      2.00%        --       17.11%
              2002                                           3,069         5.19           15,931      2.00%        --      -24.47%
              2001                                           2,814         6.87           19,342      2.00%      0.22%     -18.02%
              2000                                              --           --               --        --         --          --
Value Line Strategic Asset Management Trust(4)
              2003                                          43,756       $ 7.81      $   341,695      2.00%      0.69%      14.21%
              2002                                          49,427         6.84          337,973      2.00%      1.35%     -14.27%
              2001                                          40,037         7.98          319,341      2.00%      4.06%     -14.66%
              2000                                           6,498         9.35           60,731      2.00%        --       -6.54%
AIM V.I. Aggressive Growth Fund Series I(4)
              2003                                           2,144        $5.83      $    12,497      2.00%        --       24.15%
              2002                                           4,628         4.70           21,731      2.00%        --      -24.21%
              2001                                           3,346         6.19           20,728      2.00%        --      -27.53%
              2000                                           1,075         8.55            9,187      2.00%        --      -14.52%
AIM V.I. Government Securities Fund Series I(4)
              2003                                          40,615       $11.49      $   466,688      2.00%      2.13%      -0.94%
              2002                                          37,902        11.60          439,666      2.00%      2.49%       7.41%
              2001                                          35,164        10.80          379,754      2.00%      5.21%       4.29%
              2000                                           8,455        10.36           87,547      2.00%      3.87%       3.55%
AIM V.I. Growth Fund Series I(4)
              2003                                           2,124       $ 4.43      $     9,402      2.00%        --       28.63%
              2002                                           5,927         3.44           20,394      2.00%        --      -32.35%
              2001                                           4,806         5.09           24,446      2.00%      0.35%     -35.20%
              2000                                             845         7.85            6,632      2.00%      0.01%     -21.51%
AIM V.I. Premier Equity Fund Series I(4)
              2003                                          10,744       $ 6.55      $    70,378      2.00%      0.27%      22.59%
              2002                                          15,602         5.34           83,372      2.00%      0.37%     -31.65%
              2001                                          16,772         7.82          131,119      2.00%      0.21%     -14.31%
              2000                                             519         9.12            4,732      2.00%      0.09%      -8.77%
Alger American Leveraged AllCap Portfolio
  Class O(4)
              2003                                           5,353       $ 5.62      $    30,089      2.00%        --       32.04%
              2002                                           5,993         4.26           25,512      2.00%      0.01%     -35.23%
              2001                                           3,469         6.57           22,795      2.00%        --      -17.61%
              2000                                              --           --               --        --         --          --
AllianceBernstein Growth & Income Portfolio
  Class B(5)
              2003                                           3,559       $10.30      $    36,640      2.00%      0.58%      29.58%
              2002                                             311         7.94            2,469      2.00%      0.20%     -20.55%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
AllianceBernstein Premier Growth Portfolio
  Class B(5)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --


----
B-42                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                            Units      Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                            -----      ----------    -----------     --------    --------  ---------
LIVING BENEFIT RIDER (LBR)

AllianceBernstein Technology Portfolio Class B(5)
              2003                                              37       $ 9.53      $       350      2.00%        --       40.93%
              2002                                              49         6.76              334      2.00%        --      -32.38%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
AllianceBernstein Value Portfolio Class B(5)
              2003                                           1,654       $10.64      $    17,603      2.00%      0.68%      25.87%
              2002                                             889         8.46            7,518      2.00%      0.06%     -15.44%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
American Century VP Capital Appreciation Fund
  Class 1(4)
              2003                                           7,977       $ 5.46      $    43,553      2.00%        --       18.07%
              2002                                           8,454         4.62           39,094      2.00%        --      -22.77%
              2001                                           8,535         5.99           51,101      2.00%        --      -29.51%
              2000                                              --           --               --        --         --          --
Fidelity VIP Balanced Portfolio Service Class 2(4)
              2003                                           2,979       $ 9.44      $    28,126      2.00%      2.27%      15.07%
              2002                                           3,547         8.21           29,105      2.00%      2.19%     -10.75%
              2001                                           3,639         9.19           33,457      2.00%      0.98%      -3.84%
              2000                                              --           --               --        --         --          --
Fidelity VIP Contrafund Portfolio Service Class 2(4)
              2003                                          32,834       $ 8.99      $   295,041      2.00%      0.25%      25.64%
              2002                                          41,569         7.15          297,300      2.00%      0.56%     -11.41%
              2001                                          24,771         8.07          199,972      2.00%      0.45%     -14.21%
              2000                                           3,387         9.41           31,872      2.00%        --       -5.90%
Fidelity VIP Equity-Income Portfolio Service
  Class 2(4)
              2003                                          25,467       $ 9.88      $   251,613      2.00%      1.40%      27.44%
              2002                                          29,430         7.75          228,163      2.00%      1.22%     -18.80%
              2001                                          11,197         9.55          106,909      2.00%      0.41%      -7.12%
              2000                                              --           --               --        --         --          --
Fidelity VIP Growth Portfolio Service Class 2(4)
              2003                                          25,316       $ 6.29      $   159,120      2.00%      0.10%      29.90%
              2002                                          13,793         4.84           66,739      2.00%      0.11%     -31.69%
              2001                                           2,680         7.08           18,980      2.00%      0.04%     -19.50%
              2000                                             791         8.80            6,957      2.00%        --      -12.01%
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
              2003                                          10,213       $11.66      $   119,069      2.00%      0.13%      35.50%
              2002                                           4,392         8.60           37,786      2.00%        --      -13.96%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Templeton Growth Securities Fund Class 2(5)
              2003                                             855       $10.25      $     8,756      2.00%      1.48%      29.50%
              2002                                              71         7.91              565      2.00%      2.49%     -20.88%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Janus Aspen Mid Cap Growth Portfolio (formerly
  Janus Aspen Aggressive Growth Portfolio)
  Service Shares(4)
              2003                                          10,601       $ 3.93       $   41,617      2.00%        --       32.08%
              2002                                          14,556         2.97           43,266      2.00%        --      -29.55%
              2001                                          14,436         4.22           60,908      2.00%        --      -40.79%
              2000                                           2,958         7.13           21,082      2.00%        --      -28.74%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-43
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                             Units     Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                             -----     ----------    -----------     --------    --------  ---------
LIVING BENEFIT RIDER (LBR)

Janus Aspen Capital Appreciation Portfolio
  Service Shares(4)
              2003                                           4,215       $ 6.22      $    26,215      2.00%      0.23%      17.84%
              2002                                           3,647         5.28           19,250      2.00%      0.30%     -17.60%
              2001                                             951         6.41            6,094      2.00%      1.04%     -23.40%
              2000                                              --           --               --        --         --          --
Janus Aspen Flexible Income Portfolio
  Service Shares(4)
              2003                                           3,712       $12.16      $    45,125      2.00%      3.79%       4.13%
              2002                                           2,815        11.67           32,865      2.00%      3.27%       7.94%
              2001                                           2,730        10.82           29,521      2.00%      6.39%       5.34%
              2000                                              --           --               --        --         --          --
Janus Aspen Growth and Income Portfolio
  Service Shares(4)
              2003                                           4,852       $ 7.06      $    34,252      2.00%      0.45%      21.05%
              2002                                           7,390         5.83           43,095      2.00%      0.63%     -23.33%
              2001                                           6,898         7.61           52,469      2.00%      1.21%     -15.30%
              2000                                             776         8.98            6,968      2.00%      0.17%     -10.20%
Janus Aspen Worldwide Growth Portfolio
  Service Shares(4)
              2003                                           6,718       $ 5.76      $    38,662      2.00%      0.60%      21.22%
              2002                                          11,986         4.75           56,909      2.00%      0.46%     -27.19%
              2001                                          11,213         6.52           73,116      2.00%      0.29%     -24.16%
              2000                                           2,411         8.60           20,730      2.00%      0.01%     -14.02%
MFS Capital Opportunities Series Service Class(4)
              2003                                           4,781       $ 5.69      $    27,211      2.00%        --       24.58%
              2002                                           6,045         4.57           27,614      2.00%        --      -31.22%
              2001                                           4,118         6.64           27,355      2.00%        --      -25.22%
              2000                                              --           --               --        --         --          --
MFS Emerging Growth Series Service Class(4)
              2003                                           4,491       $ 4.49      $    20,178      2.00%        --       27.35%
              2002                                           4,913         3.53           17,335      2.00%        --      -35.17%
              2001                                           6,293         5.44           34,250      2.00%        --      -34.95%
              2000                                              --           --               --        --         --          --
MFS Investors Trust Series Service Class(4)
              2003                                           4,968       $ 7.38      $    36,669      2.00%      0.41%      19.41%
              2002                                           4,976         6.18           30,763      2.00%      0.44%     -22.73%
              2001                                          10,659         8.00           85,268      2.00%      0.56%     -17.78%
              2000                                              --           --               --        --         --          --
MFS New Discovery Series Service Class(4)
              2003                                           6,428       $ 7.59      $    48,772      2.00%        --       30.77%
              2002                                           8,150         5.80           47,289      2.00%        --      -33.16%
              2001                                           5,981         8.68           51,923      2.00%        --       -7.14%
              2000                                             587         9.35            5,489      2.00%        --       -6.51%
MFS Strategic Income Series Service Class (4)
              2003                                           3,780       $12.16      $    45,946      2.00%      4.34%       7.91%
              2002                                           3,350        11.26           37,745      2.00%      2.66%       6.02%
              2001                                           1,935        10.62           20,561      2.00%      1.72%       2.47%
              2000                                              --           --               --        --         --          --
Prudential Jennison Portfolio Class II(4)
              2003                                           1,506       $ 5.70      $     8,582      2.00%        --       27.03%
              2002                                           1,597         4.49            7,164      2.00%        --      -32.54%
              2001                                           1,257         6.65            8,357      2.00%        --      -20.23%
              2000                                              --           --               --        --         --          --



----
B-44                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                             Units     Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                             -----     ----------    -----------     --------    --------  ---------
LIVING BENEFIT RIDER (LBR)

Van Kampen Life Investment Trust Growth &
  Income Portfolio Class II(5)
              2003                                          10,191       $10.25      $   104,449      2.00%      0.49%      25.13%
              2002                                           1,016         8.19            8,318      2.00%        --      -18.09%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Van Kampen Life Investment Trust Government
  Portfolio Class II(5)
              2003                                          23,354       $10.51      $   245,419      2.00%      3.17%      -0.53%
              2002                                           4,374        10.56           46,210      2.00%        --        5.64%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-45
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                            Units      Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                            -----      ----------    -----------     --------    --------  ---------

CONTRACT ANNIVERSARY
  ENHANCED DEATH BENEFIT
  RIDER (EDBR)

The Guardian Stock Fund(4)
              2003                                         424,464       $ 5.74      $ 2,438,164      2.00%      0.98%      19.03%
              2002                                         450,248         4.83        2,172,837      2.00%      0.89%     -22.46%
              2001                                         439,893         6.22        2,737,611      2.00%      0.27%     -23.01%
              2000                                         232,031         8.08        1,875,578      2.00%      0.04%     -19.17%
The Guardian VC 500 Index Fund(4)
              2003                                         178,788       $ 7.60      $ 1,358,783      2.00%      1.51%      25.69%
              2002                                         169,906         6.05        1,027,317      2.00%      2.17%     -23.96%
              2001                                          99,188         7.95          788,734      2.00%      1.59%     -13.68%
              2000                                          30,348         9.21          279,567      2.00%      0.37%      -7.88%
The Guardian VC Asset Allocation Fund(4)
              2003                                         111,477       $ 8.53      $   950,512      2.00%      2.81%      25.16%
              2002                                         109,589         6.81          746,598      2.00%      1.97%     -21.48%
              2001                                         125,096         8.68        1,085,399      2.00%      1.21%     -10.84%
              2000                                          59,732         9.73          581,304      2.00%      2.47%      -2.68%
The Guardian VC High Yield Bond Fund(4)
              2003                                          56,087       $10.91      $   611,842      2.00%      7.17%      15.60%
              2002                                          43,097         9.44          406,688      2.00%      8.38%      -0.73%
              2001                                           8,207         9.51           78,018      2.00%      4.96%       1.49%
              2000                                             855         9.37            8,011      2.00%      5.30%      -6.34%
The Guardian VC Low Duration Bond Fund(8)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian UBS VC Large Cap Value Fund(7)
              2003                                           3,330       $12.97      $    43,180      2.00%      1.84%      29.68%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian UBS VC Small Cap Value Fund(7)
              2003                                           6,970       $13.29      $    92,657      2.00%      0.53%      32.94%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian Bond Fund, Inc.(4)
              2003                                         279,564       $12.15      $ 3,395,678      2.00%      3.60%       2.65%
              2002                                         307,689        11.83        3,640,887      2.00%      4.60%       7.29%
              2001                                         187,947        11.03        2,072,906      2.00%      7.92%       6.70%
              2000                                          25,252        10.34          261,036      2.00%      3.18%       3.37%
The Guardian Cash Fund, Inc.(4)
              2003                                         245,518       $10.04      $ 2,464,274      2.00%      0.67%      -1.34%
              2002                                         393,851        10.17        4,006,950      2.00%      1.17%      -0.77%
              2001                                         420,854        10.25        4,314,874      2.00%      2.60%       1.52%
              2000                                         153,008        10.10        1,545,181      2.00%      0.90%       0.99%
Baillie Gifford International Fund(4)
              2003                                          76,219       $ 7.50      $   571,309      2.00%      1.35%      27.44%
              2002                                          71,326         5.88          419,516      2.00%      0.09%     -19.35%
              2001                                          31,140         7.29          227,089      2.00%        --      -21.99%
              2000                                          14,251         9.35          133,217      2.00%        --       -6.52%


----
B-46                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                            Units      Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                            -----      ----------    -----------     --------    --------  ---------
CONTRACT ANNIVERSARY
     ENHANCED DEATH BENEFIT
     RIDER (EDBR)

Baillie Gifford Emerging Markets Fund(4)
              2003                                          27,914       $12.48      $   348,439      2.00%      1.09%      50.85%
              2002                                          23,496         8.27          194,423      2.00%      0.54%      -8.21%
              2001                                           6,622         9.01           59,696      2.00%      0.25%       4.18%
              2000                                           1,558         8.65           13,481      2.00%        --      -13.47%
The Guardian Small Cap Stock Fund(4)
              2003                                         167,667       $ 8.78      $ 1,472,196      2.00%        --       40.59%
              2002                                         130,361         6.25          814,181      2.00%        --      -17.18%
              2001                                          56,781         7.54          428,200      2.00%      0.01%      -9.66%
              2000                                          10,817         8.35           90,292      2.00%        --      -16.53%
Value Line Centurion Fund(4)
              2003                                          82,896       $ 6.08      $   503,926      2.00%        --       17.11%
              2002                                          69,593         5.19          361,262      2.00%        --      -24.47%
              2001                                          35,984         6.87          247,309      2.00%      0.22%     -18.01%
              2000                                          13,673         8.38          114,618      2.00%        --      -16.17%
Value Line Strategic Asset Management Trust(4)
              2003                                         263,973       $ 7.81      $ 2,061,413      2.00%      0.69%      14.21%
              2002                                         288,048         6.84        1,969,604      2.00%      1.35%     -14.27%
              2001                                         271,743         7.98        2,167,467      2.00%      4.06%     -14.66%
              2000                                          67,771         9.35          633,400      2.00%        --       -6.54%
AIM V.I. Aggressive Growth Fund Series I(4)
              2003                                          52,692       $ 5.83      $   307,138      2.00%        --       24.15%
              2002                                          43,451         4.70          204,005      2.00%        --      -24.21%
              2001                                          33,172         6.19          205,484      2.00%        --      -27.53%
              2000                                          17,007         8.55          145,375      2.00%        --      -14.52%
AIM V.I. Government Securities Fund Series I(4)
              2003                                         105,325       $11.49      $ 1,210,238      2.00%      2.13%      -0.94%
              2002                                         123,259        11.60        1,429,800      2.00%      2.49%       7.41%
              2001                                          36,103        10.80          389,895      2.00%      5.21%       4.29%
              2000                                           2,307        10.36           23,894      2.00%      3.87%       3.55%
AIM V.I. Growth Fund Series I(4)
              2003                                         131,142        $4.43      $   580,414      2.00%        --       28.63%
              2002                                          76,292         3.44          262,511      2.00%        --      -32.35%
              2001                                          58,363         5.09          296,840      2.00%      0.35%     -35.20%
              2000                                          18,243         7.85          143,192      2.00%      0.01%     -21.51%
AIM V.I. Premier Equity Fund Series I(4)
              2003                                         123,008        $6.55      $   805,777      2.00%      0.27%      22.59%
              2002                                         143,797         5.34          768,393      2.00%      0.37%     -31.65%
              2001                                         152,063         7.82        1,188,813      2.00%      0.21%     -14.31%
              2000                                          55,892         9.12          509,902      2.00%      0.09%      -8.77%
Alger American Leveraged AllCap Portfolio
  Class O(4)
              2003                                          80,675       $ 5.62      $   453,443      2.00%        --       32.04%
              2002                                          77,979         4.26          331,935      2.00%      0.01%     -35.23%
              2001                                          54,243         6.57          356,476      2.00%        --      -17.60%
              2000                                          14,083         7.98          112,323      2.00%        --      -20.24%
AllianceBernstein Growth & Income Portfolio
  Class B(5)
              2003                                          38,912       $10.30      $   400,611      2.00%      0.58%      29.55%
              2002                                          24,871         7.95          197,642      2.00%      0.20%     -20.53%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-47
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                            Units      Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                            -----      ----------    -----------     --------    --------  ---------
CONTRACT ANNIVERSARY
     ENHANCED DEATH BENEFIT
     RIDER (EDBR)

AllianceBernstein Premier Growth Portfolio
  Class B(5)
              2003                                             920       $ 9.52      $     8,752      2.00%        --       20.91%
              2002                                             841         7.87            6,617      2.00%        --      -21.28%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
AllianceBernstein Technology Portfolio Class B(5)
              2003                                          19,546       $ 9.53      $   186,271      2.00%        --       40.93%
              2002                                           4,152         6.76           28,078      2.00%        --      -32.38%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
AllianceBernstein Value Portfolio Class B(5)
              2003                                          21,792       $10.64      $   231,948      2.00%      0.68%      25.90%
              2002                                           7,750         8.45           65,518      2.00%      0.06%     -15.46%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
American Century VP Capital Appreciation
  Fund Class 1(4)
              2003                                          49,605       $ 5.46      $   270,836      2.00%        --       18.07%
              2002                                          47,556         4.62          219,903      2.00%        --      -22.77%
              2001                                          50,730         5.99          303,749      2.00%        --      -29.50%
              2000                                          33,061         8.49          280,784      2.00%        --      -15.07%
Fidelity VIP Balanced Portfolio Service Class 2(4)
              2003                                          94,986       $ 9.44      $   896,870      2.00%      2.27%      15.07%
              2002                                          75,916         8.21          622,919      2.00%      2.19%     -10.75%
              2001                                          57,794         9.19          531,320      2.00%      0.98%      -3.83%
              2000                                           2,076         9.56           19,845      2.00%        --       -4.41%
Fidelity VIP Contrafund Portfolio Service
  Class 2(4)
              2003                                         182,304       $ 8.99      $ 1,638,175      2.00%      0.25%      25.64%
              2002                                         186,750         7.15        1,335,634      2.00%      0.56%     -11.41%
              2001                                         109,211         8.07          881,628      2.00%      0.45%     -14.21%
              2000                                          34,239         9.41          322,198      2.00%        --       -5.90%
Fidelity VIP Equity-Income Portfolio Service
  Class 2(4)
              2003                                         206,918       $ 9.88      $ 2,044,332      2.00%      1.40%      27.44%
              2002                                         190,046         7.75        1,473,363      2.00%      1.22%     -18.80%
              2001                                          74,723         9.55          713,456      2.00%      0.41%      -7.11%
              2000                                           3,627        10.28           37,282      2.00%        --        2.79%
Fidelity VIP Growth Portfolio Service Class 2(4)
              2003                                         113,116       $ 6.29      $   710,965      2.00%      0.10%      29.90%
              2002                                         110,847         4.84          536,339      2.00%      0.11%     -31.69%
              2001                                          43,721         7.08          309,664      2.00%      0.04%     -19.50%
              2000                                          23,212         8.80          204,238      2.00%        --      -12.01%
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
              2003                                          69,424       $11.66      $   809,368      2.00%      0.13%      35.50%
              2002                                          33,266         8.60          286,225      2.00%        --      -13.96%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --


----
B-48                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                            Units      Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                            -----      ----------    -----------     --------    --------  ---------
CONTRACT ANNIVERSARY
     ENHANCED DEATH BENEFIT
     RIDER (EDBR)

Templeton Growth Securities Fund Class 2(5)
              2003                                          15,424       $10.25      $   158,051      2.00%      1.48%      29.50%
              2002                                           4,421         7.91           34,987      2.00%      2.49%     -20.88%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Janus Aspen Mid Cap Growth Portfolio
  (formerly Janus Aspen Aggressive Growth
  Portfolio) Service Shares(4)
              2003                                          96,146       $ 3.93      $   377,460      2.00%        --       32.08%
              2002                                          83,522         2.97          248,255      2.00%        --      -29.55%
              2001                                          94,230         4.22          397,571      2.00%        --      -40.79%
              2000                                          60,379         7.13          430,275      2.00%        --      -28.74%
Janus Aspen Capital Appreciation Portfolio
     Service Shares(4)
              2003                                         111,127       $ 6.22      $   691,113      2.00%      0.23%      17.84%
              2002                                         132,160         5.28          697,498      2.00%      0.30%     -17.60%
              2001                                         114,434         6.41          732,976      2.00%      1.04%     -23.39%
              2000                                          58,460         8.36          488,756      2.00%      0.42%     -16.39%
Janus Aspen Flexible Income Portfolio
  Service Shares(4)
              2003                                          40,014       $12.16      $   486,402      2.00%      3.79%       4.11%
              2002                                          31,864        11.68          372,052      2.00%      3.27%       7.96%
              2001                                          31,611        10.82          341,872      2.00%      6.39%       5.35%
              2000                                           7,703        10.27           79,075      2.00%      1.19%       2.66%
Janus Aspen Growth and Income Portfolio
  Service Shares(4)
              2003                                          50,005       $ 7.06      $   352,998      2.00%      0.45%      21.05%
              2002                                          63,813         5.83          372,132      2.00%      0.63%     -23.33%
              2001                                          61,579         7.61          468,372      2.00%      1.21%     -15.30%
              2000                                          15,952         8.98          143,249      2.00%      0.17%     -10.20%
Janus Aspen Worldwide Growth Portfolio
  Service Shares(4)
              2003                                         157,432       $ 5.76      $   906,062      2.00%      0.60%      21.22%
              2002                                         181,525         4.75          861,863      2.00%      0.46%     -27.19%
              2001                                         165,584         6.52        1,079,740      2.00%      0.29%     -24.16%
              2000                                          50,804         8.60          436,813      2.00%      0.01%     -14.02%
MFS Capital Opportunities Series Service Class(4)
              2003                                          67,356       $ 5.69      $   383,328      2.00%        --       24.58%
              2002                                          85,654         4.57          391,291      2.00%        --      -31.23%
              2001                                          58,351         6.64          387,614      2.00%        --      -25.20%
              2000                                          21,767         8.88          193,306      2.00%        --      -11.19%
MFS Emerging Growth Series Service Class(4)
              2003                                         104,307       $ 4.49      $   468,692      2.00%        --       27.35%
              2002                                          71,560         3.53          252,499      2.00%        --      -35.17%
              2001                                          82,603         5.44          449,605      2.00%        --      -34.94%
              2000                                          15,882         8.37          132,877      2.00%        --      -16.34%
MFS Investors Trust Series Service Class(4)
              2003                                          52,351       $ 7.38      $   386,437      2.00%      0.41%      19.41%
              2002                                          49,097         6.18          303,509      2.00%      0.44%     -22.73%
              2001                                          38,587         8.00          308,689      2.00%      0.56%     -17.77%
              2000                                           5,227         9.73           50,851      2.00%        --       -2.71%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-49
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                             Units     Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                             -----     ----------    -----------     --------    --------  ---------
CONTRACT ANNIVERSARY
     ENHANCED DEATH BENEFIT
     RIDER (EDBR)

MFS New Discovery Series Service Class(4)
              2003                                          61,978       $ 7.59      $   470,285      2.00%        --       30.77%
              2002                                          67,619         5.80          392,350      2.00%        --      -33.16%
              2001                                          62,059         8.68          538,736      2.00%        --       -7.14%
              2000                                          20,543         9.35          192,045      2.00%        --       -6.51%
MFS Strategic Income Series Service Class (4)
              2003                                           9,232       $12.16      $   112,225      2.00%      4.34%       7.90%
              2002                                           9,033        11.27          101,763      2.00%      2.66%       6.03%
              2001                                           4,104        10.62           43,602      2.00%      1.72%       2.47%
              2000                                              --           --               --        --         --          --
Prudential Jennison Portfolio Class II(4)
              2003                                          43,752       $ 5.70      $   249,299      2.00%        --       27.03%
              2002                                          36,019         4.49          161,572      2.00%        --      -32.54%
              2001                                          40,303         6.65          267,984      2.00%        --      -20.23%
              2000                                           8,754         8.34           72,961      2.00%        --      -16.65%
Van Kampen Life Investment Trust Growth &
  Income Portfolio Class II(5)
              2003                                          23,942       $10.25      $   245,393      2.00%      0.49%      25.13%
              2002                                          15,345         8.19          125,694      2.00%        --      -18.09%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Van Kampen Life Investment Trust Government
  Portfolio Class II(5)
              2003                                          39,274       $10.51         $412,715      2.00%      3.17%      -0.54%
              2002                                          22,043        10.57          232,890      2.00%        --        5.65%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --


----
B-50                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                             Units     Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                             -----     ----------    -----------     --------    --------  ---------
CONTRACT ANNIVERSARY
   EDBR AND LBR

The Guardian Stock Fund(4)
              2003                                          19,520       $ 5.70      $   111,217      2.25%      0.98%      18.73%
              2002                                          16,439         4.80           78,889      2.25%      0.89%     -22.65%
              2001                                           9,368         6.20           58,117      2.25%      0.27%     -23.21%
              2000                                              --           --               --        --         --          --
The Guardian VC 500 Index Fund(4)
              2003                                          20,188       $ 7.54      $   152,185      2.25%      1.51%      25.38%
              2002                                          20,609         6.01          123,914      2.25%      2.17%     -24.15%
              2001                                          10,471         7.93           83,009      2.25%      1.59%     -13.90%
              2000                                             333         9.21            3,064      2.25%      0.37%      -7.93%
The Guardian VC Asset Allocation Fund(4)
              2003                                           7,750       $ 8.46      $    65,550      2.25%      2.81%      24.84%
              2002                                           6,415         6.77           43,462      2.25%      1.97%     -21.68%
              2001                                           5,289         8.65           45,745      2.25%      1.21%     -11.08%
              2000                                              --           --               --        --         --          --
The Guardian VC High Yield Bond Fund(4)
              2003                                           9,246       $10.82      $   100,051      2.25%      7.17%      15.31%
              2002                                           1,539         9.38           14,441      2.25%      8.38%      -0.97%
              2001                                              22         9.48              208      2.25%      4.96%       1.23%
              2000                                              --           --               --        --         --          --
The Guardian VC Low Duration Bond Fund(8)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian UBS VC Large Cap Value Fund(7)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian UBS VC Small Cap Value Fund(7)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian Bond Fund, Inc.(4)
              2003                                          33,466       $12.05      $   403,204      2.25%      3.60%       2.39%
              2002                                          37,160        11.77          437,260      2.25%      4.60%       7.02%
              2001                                          31,792        11.00          349,552      2.25%      7.92%       6.43%
              2000                                           7,437        10.33           76,829      2.25%      3.18%       3.31%
The Guardian Cash Fund, Inc.(4)
              2003                                          25,783       $ 9.96      $   256,690      2.25%      0.67%      -1.59%
              2002                                          25,722        10.12          260,231      2.25%      1.17%      -1.02%
              2001                                          13,583        10.22          138,835      2.25%      2.60%       1.27%
              2000                                           3,726        10.09           37,602      2.25%      0.90%       0.93%
Baillie Gifford International Fund(4)
              2003                                           6,234       $ 7.44      $    46,351      2.25%      1.35%      27.12%
              2002                                           6,366         5.85           37,231      2.25%      0.09%     -19.55%
              2001                                               8         7.27               59      2.25%        --      -22.19%
              2000                                              --           --               --        --         --          --
Baillie Gifford Emerging Markets Fund(4)
              2003                                           1,854       $12.38      $    22,956      2.25%      1.09%      50.48%
              2002                                           1,498         8.23           12,330      2.25%      0.54%      -8.44%
              2001                                               8         8.99               69      2.25%      0.25%       3.91%
              2000                                              --           --               --        --         --          --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-51
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                             Units     Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                             -----     ----------    -----------     --------    --------  ---------
CONTRACT ANNIVERSARY
   EDBR AND LBR

The Guardian Small Cap Stock Fund(4)
              2003                                          34,538       $ 8.71      $   300,808      2.25%        --       40.24%
              2002                                          35,096         6.21          217,966      2.25%        --      -17.39%
              2001                                           2,717         7.52           20,427      2.25%      0.01%      -9.88%
              2000                                           1,773         8.34           14,787      2.25%        --      -16.58%
Value Line Centurion Fund(4)
              2003                                           8,873       $ 6.03      $    53,501      2.25%        --       16.81%
              2002                                           5,832         5.16           30,106      2.25%        --      -24.66%
              2001                                           5,768         6.85           39,519      2.25%      0.22%     -18.22%
              2000                                           3,496         8.38           29,285      2.25%        --      -16.22%
Value Line Strategic Asset Management Trust(4)
              2003                                          17,216       $ 7.75      $   133,355      2.25%      0.69%      13.92%
              2002                                          17,676         6.80          120,185      2.25%      1.35%     -14.49%
              2001                                          11,010         7.95           87,543      2.25%      4.06%     -14.88%
              2000                                              --           --               --        --         --          --
AIM V.I. Aggressive Growth Fund Series I(4)
              2003                                           1,343       $ 5.78        $   7,766      2.25%        --       23.84%
              2002                                           2,518         4.67           11,756      2.25%        --      -24.40%
              2001                                             912         6.18            5,635      2.25%        --      -27.73%
              2000                                              --           --               --        --         --          --
AIM V.I. Government Securities Fund Series I(4)
              2003                                          22,093       $11.40      $   251,807      2.25%      2.13%      -1.18%
              2002                                          18,647        11.53          215,089      2.25%      2.49%       7.13%
              2001                                          18,454        10.77          198,675      2.25%      5.21%       4.03%
              2000                                           7,416        10.35           76,750      2.25%      3.87%       3.49%
AIM V.I. Growth Fund Series I(4)
              2003                                          32,260       $ 4.39      $   141,621      2.25%        --       28.30%
              2002                                          29,418         3.42          100,654      2.25%        --      -32.52%
              2001                                          11,511         5.07           58,365      2.25%      0.35%     -35.37%
              2000                                           4,054         7.84           31,803      2.25%      0.01%     -21.55%
AIM V.I. Premier Equity Fund Series I(4)
              2003                                           1,935       $ 6.50      $    12,575      2.25%      0.27%      22.28%
              2002                                           3,091         5.31           16,423      2.25%      0.37%     -31.82%
              2001                                           1,837         7.79           14,318      2.25%      0.21%     -14.53%
              2000                                              --           --               --        --         --          --
Alger American Leveraged AllCap Portfolio
  Class O(4)
              2003                                           2,285       $ 5.58      $    12,737      2.25%        --       31.71%
              2002                                           2,283         4.23            9,662      2.25%      0.01%     -35.39%
              2001                                           3,328         6.55           21,803      2.25%        --      -17.81%
              2000                                           1,812         7.97           14,445      2.25%        --      -20.29%
AllianceBernstein Growth & Income Portfolio
     Class B(5)
              2003                                          19,086       $10.25      $   195,670      2.25%      0.58%      29.23%
              2002                                          19,572         7.93          155,272      2.25%      0.20%     -20.67%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
AllianceBernstein Premier Growth Portfolio
  Class B(5)
              2003                                             170       $ 9.48      $     1,615      2.25%        --       20.61%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --


----
B-52                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                             Units     Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                             -----     ----------    -----------     --------    --------  ---------
CONTRACT ANNIVERSARY
   EDBR AND LBR

AllianceBernstein Technology Portfolio Class B(5)
              2003                                             636       $ 9.49      $     6,038      2.25%        --       40.57%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
AllianceBernstein Value Portfolio Class B(5)
              2003                                           6,576       $10.60      $    69,705      2.25%      0.68%      25.59%
              2002                                           5,574         8.44           47,044      2.25%      0.06%     -15.60%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
American Century VP Capital Appreciation Fund
  Class 1(4)
              2003                                          19,482       $ 5.42      $   105,507      2.25%        --       17.78%
              2002                                           4,372         4.60           20,102      2.25%        --      -22.96%
              2001                                           3,778         5.97           22,553      2.25%        --      -29.68%
              2000                                              --           --               --        --         --          --
Fidelity VIP Balanced Portfolio Service Class 2(4)
              2003                                           2,964       $ 9.37      $    27,763      2.25%      2.27%      14.78%
              2002                                           1,748         8.16           14,266      2.25%      2.19%     -10.97%
              2001                                             118         9.16            1,079      2.25%      0.98%      -4.08%
              2000                                              --           --               --        --         --          --
Fidelity VIP Contrafund Portfolio Service Class 2(4)
              2003                                          10,945       $ 8.91      $    97,556      2.25%      0.25%      25.33%
              2002                                           7,317         7.11           52,038      2.25%      0.56%     -11.63%
              2001                                           5,946         8.05           47,850      2.25%      0.45%     -14.43%
              2000                                           1,727         9.40           16,244      2.25%        --       -5.95%
Fidelity VIP Equity-Income Portfolio Service
  Class 2(4)
              2003                                          11,718       $ 9.80      $   114,837      2.25%      1.40%      27.12%
              2002                                           7,968         7.71           61,428      2.25%      1.22%     -19.01%
              2001                                           2,928         9.52           27,867      2.25%      0.41%      -7.35%
              2000                                             298        10.27            3,064      2.25%        --        2.73%
Fidelity VIP Growth Portfolio Service Class 2(4)
              2003                                           4,162       $ 6.23      $    25,950      2.25%      0.10%      29.58%
              2002                                           6,204         4.81           29,848      2.25%      0.11%     -31.86%
              2001                                           2,683         7.06           18,945      2.25%      0.04%     -19.71%
              2000                                              --           --               --        --         --          --
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
              2003                                          19,972       $11.61      $   231,869      2.25%      0.13%      35.16%
              2002                                          19,042         8.59          163,561      2.25%        --      -14.10%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Templeton Growth Securities Fund Class 2(5)
              2003                                           1,160       $10.20      $    11,837      2.25%      1.48%      29.18%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Janus Aspen Mid Cap Growth Portfolio
  (formerly Janus Aspen Aggressive Growth
  Portfolio) Service Shares(4)
              2003                                           1,022       $ 3.89      $     3,979     2.25%         --      31.75%
              2002                                           1,218         2.96            3,600     2.25%         --     -29.73%
              2001                                           2,707         4.21           11,386     2.25%         --     -40.94%
              2000                                             430         7.12            3,064     2.25%         --     -28.78%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-53
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                             Units     Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                             -----     ----------    -----------     --------    --------  ---------
CONTRACT ANNIVERSARY
   EDBR AND LBR
Janus Aspen Capital Appreciation Portfolio
  Service Shares(4)
              2003                                           5,322       $ 6.17      $    32,832      2.25%      0.23%      17.54%
              2002                                           3,251         5.25           17,059      2.25%      0.30%     -17.81%
              2001                                           1,290         6.39            8,235      2.25%      1.04%     -23.59%
              2000                                              --           --               --        --         --          --
Janus Aspen Flexible Income Portfolio
  Service Shares(4)
              2003                                           3,301       $12.06      $    39,801      2.25%      3.79%       3.85%
              2002                                           1,164        11.61           13,516      2.25%      3.27%       7.69%
              2001                                             117        10.78            1,263      2.25%      6.39%       5.07%
              2000                                              --           --               --        --         --          --
Janus Aspen Growth and Income Portfolio
  Service Shares(4)
              2003                                           7,419       $ 7.00      $    51,947      2.25%      0.45%      20.75%
              2002                                           5,688         5.80           32,984      2.25%      0.63%     -23.52%
              2001                                           2,956         7.58           22,410      2.25%      1.21%     -15.52%
              2000                                              --           --               --        --         --          --
Janus Aspen Worldwide Growth Portfolio
  Service Shares(4)
              2003                                          35,930       $ 5.71      $   205,114      2.25%      0.60%      20.91%
              2002                                          37,056         4.72          174,955      2.25%      0.46%     -27.37%
              2001                                           2,680         6.50           17,419      2.25%      0.29%     -24.36%
              2000                                              --           --               --        --         --          --
MFS Capital Opportunities Series Service Class(4)
              2003                                           1,837       $ 5.65      $    10,370      2.25%        --       24.27%
              2002                                           4,484         4.54           20,368      2.25%        --      -31.40%
              2001                                           2,044         6.62           13,534      2.25%        --      -25.40%
              2000                                              --           --               --        --         --          --
MFS Emerging Growth Series Service Class(4)
              2003                                           7,146       $ 4.46      $    31,852      2.25%        --       27.03%
              2002                                           6,371         3.51           22,353      2.25%        --      -35.34%
              2001                                           4,376         5.43           23,744      2.25%        --      -35.11%
              2000                                              --           --               --        --         --          --
MFS Investors Trust Series Service Class(4)
              2003                                          10,557       $ 7.32      $    77,295      2.25%      0.41%      19.11%
              2002                                          11,878         6.15           73,018      2.25%      0.44%     -22.92%
              2001                                           2,294         7.97           18,296      2.25%      0.56%     -17.99%
              2000                                              --           --               --        --         --          --
MFS New Discovery Series Service Class(4)
              2003                                           3,649       $ 7.53      $    27,464      2.25%        --       30.45%
              2002                                           3,265         5.77           18,838      2.25%        --      -33.33%
              2001                                             169         8.65            1,462      2.25%        --       -7.38%
              2000                                              --           --               --        --         --          --
MFS Strategic Income Series Service Class(4)
              2003                                           1,465       $12.06      $    17,664      2.25%      4.34%       7.63%
              2002                                             794        11.20            8,895      2.25%      2.66%       5.48%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Prudential Jennison Portfolio Class II(4)
              2003                                             662        $5.65      $     3,744      2.25%        --       26.71%
              2002                                           2,815         4.46           12,556      2.25%        --      -32.71%
              2001                                           7,589         6.63           50,305      2.25%        --      -20.43%
              2000                                           5,743         8.33           47,842      2.25%        --      -16.70%


----
B-54                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                              Units    Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                              -----    ----------    -----------     --------    --------  ---------
CONTRACT ANNIVERSARY
   EDBR AND LBR

Van Kampen Life Investment Trust Growth &
  Income Portfolio Class II(5)
              2003                                           1,362       $10.21      $    13,905      2.25%      0.49%      24.82%
              2002                                             177         8.18            1,450      2.25%        --      -18.23%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Van Kampen Life Investment Trust Government
  Portfolio Class II(5)
              2003                                           7,109       $10.46      $    74,394      2.25%      3.17%      -0.78%
              2002                                           1,543        10.55           16,279      2.25%        --        5.47%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-55
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                             Units     Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                             -----     ----------    -----------     --------    --------  ---------
CONTRACT ANNIVERSARY EDBR,
     LBR AND EARNINGS BENEFIT
     RIDER (offered April 15, 2002)

The Guardian Stock Fund(6)
              2003                                             483       $ 9.27      $     4,480      2.50%      0.98%      18.43%
              2002                                           1,185         7.83            9,277      2.50%      0.89%     -21.73%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian VC 500 Index Fund(6)
              2003                                             833       $ 9.71      $     8,087      2.50%      1.51%      25.07%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian VC Asset Allocation Fund(6)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian VC High Yield Bond Fund(6)
              2003                                              83       $11.23      $       936      2.50%      7.71%      15.02%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian VC Low Duration Bond Fund(8)
              2003                                             442       $10.03      $     4,431      2.50%      1.21%       0.34%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian UBS VC Large Cap Value Fund(7)
              2003                                              75       $12.91      $       969      2.50%      1.84%      29.09%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian UBS VC Small Cap Value Fund(7)
              2003                                              72       $13.23      $       950      2.50%      0.53%      32.34%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian Bond Fund, Inc.(6)
              2003                                           2,465       $10.88      $    26,825      2.50%      3.60%       2.14%
              2002                                           3,761        10.65           40,073      2.50%      4.60%       6.55%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian Cash Fund, Inc.(6)
              2003                                             635       $ 9.72      $     6,176      2.50%      0.67%      -1.84%
              2002                                           1,076         9.90           10,653      2.50%      1.17%      -0.96%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Baillie Gifford International Fund(6)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --


----
B-56                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                             Units     Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                             -----     ----------    -----------     --------    --------  ---------
CONTRACT ANNIVERSARY EDBR,
     LBR AND EARNINGS BENEFIT
     RIDER (offered April 15, 2002)

Baillie Gifford Emerging Markets Fund(6)
              2003                                              --           --               --        --         --          --
              2002                                             545         7.85            4,283      2.50%      0.54%     -21.46%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
The Guardian Small Cap Stock Fund(6)
              2003                                             116       $11.16      $     1,293      2.50%        --       39.89%
              2002                                             626         7.98            4,995      2.50%        --      -20.21%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Value Line Centurion Fund(6)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Value Line Strategic Asset Management Trust(6)
              2003                                             532       $ 9.97      $     5,303      2.50%      0.69%      13.64%
              2002                                             189         8.77            1,658      2.50%      1.35%     -12.29%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
AIM V.I. Aggressive Growth Fund Series I(6)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
AIM V.I. Government Securities Fund Series I(6)
              2003                                             838       $10.51      $     8,806      2.50%      2.13%      -1.44%
              2002                                             320        10.66            3,408      2.50%      2.49%       6.64%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
AIM V.I. Growth Fund Series I(6)
              2003                                             280       $ 9.23      $     2,583      2.50%        --       27.98%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
AIM V.I. Premier Equity Fund Series I(6)
              2003                                           1,215       $ 8.86      $    10,768      2.50%      0.27%      21.98%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Alger American Leveraged AllCap Portfolio
  Class O(6)
              2003                                              59       $ 9.19      $       541      2.50%        --       31.38%
              2002                                              67         6.99              470      2.50%      0.01%     -30.06%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
AllianceBernstein Growth & Income Portfolio
  Class B(5)
              2003                                             259       $10.21      $     2,647      2.50%      0.58%      28.90%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-57
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                             Units     Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                             -----     ----------    -----------     --------    --------  ---------
CONTRACT ANNIVERSARY EDBR,
     LBR AND EARNINGS BENEFIT
     RIDER (offered April 15, 2002)

AllianceBernstein Premier Growth Portfolio
     Class B(5)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
AllianceBernstein Technology Portfolio Class B(5)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
AllianceBernstein Value Portfolio Class B(6)
              2003                                              --           --               --        --         --          --
              2002                                           1,021         8.42            8,601      2.50%      0.06%     -15.76%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
American Century VP Capital Appreciation
  Fund Class 1(6)
              2003                                              57       $ 9.10      $      518      2.50%        --       17.49%
              2002                                              65         7.74              504      2.50%        --      -22.56%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Fidelity VIP Balanced Portfolio Service Class 2(6)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Fidelity VIP Contrafund Portfolio Service Class 2(6)
              2003                                             357       $10.90      $     3,889      2.50%      0.25%      25.02%
              2002                                           1,017         8.72            8,867      2.50%      0.56%     -12.79%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Fidelity VIP Equity-Income Portfolio Service
  Class 2(6)
              2003                                             576       $10.10      $     5,820      2.50%      1.40%      26.80%
              2002                                             207         7.96            1,646      2.50%      1.22%     -20.35%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Fidelity VIP Growth Portfolio Service Class 2(6)
              2003                                             215       $ 9.19      $     1,979      2.50%      0.10%      29.25%
              2002                                             225         7.11            1,602      2.50%      0.11%     -28.88%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Fidelity VIP Mid Cap Portfolio Service Class 2(6)
              2003                                             113       $11.56      $     1,304      2.50%      0.13%      34.82%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Templeton Growth Securities Fund Class 2(6)
              2003                                             401       $10.16      $     4,072      2.50%      1.48%      28.86%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --


----
B-58                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                             Units     Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                             -----     ----------    -----------     --------    --------  ---------
CONTRACT ANNIVERSARY EDBR,
     LBR AND EARNINGS BENEFIT
    RIDER (offered April 15, 2002)

Janus Aspen Mid Cap Growth Portfolio
  (formerly Janus Aspen Aggressive Growth
  Portfolio) Service Shares(6)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Janus Aspen Capital Appreciation Portfolio
  Service Shares(6)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Janus Aspen Flexible Income Portfolio
  Service Shares(6)
              2003                                              80       $11.19      $       892      2.50%      3.79%       3.59%
              2002                                              83        10.80              901      2.50%      3.27%       8.02%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Janus Aspen Growth and Income Portfolio
  Service Shares(6)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Janus Aspen Worldwide Growth Portfolio
  Service Shares(6)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
MFS Capital Opportunities Series Service Class(6)
              2003                                             516       $ 8.84      $     4,566      2.50%        --       23.96%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
MFS Emerging Growth Series Service Class(6)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
MFS Investors Trust Series Service Class(6)
              2003                                              --           --               --        --         --          --
              2002                                           1,081         7.85            8,484      2.50%      0.44%     -21.51%
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
MFS New Discovery Series Service Class(6)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-59
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                                Investment
                                                                              Net Assets             Expense       Income    Total
                                                             Units     Unit Value     In whole $     Ratio(1)    Ratio(3)  Return(2)
                                                             -----     ----------    -----------     --------    --------  ---------
CONTRACT ANNIVERSARY EDBR,
     LBR AND EARNINGS BENEFIT
     RIDER (offered April 15, 2002)

MFS Strategic Income Series Service Class (6)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Prudential Jennison Portfolio Class II(6)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Van Kampen Life Investment Trust Growth &
  Income Portfolio Class II(5)(9)
              2003                                              --           --               --        --         --          --
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --
Van Kampen Life Investment Trust Government
  Portfolio Class II(5)
              2003                                             671       $10.42      $     6,989      2.50%      3.17%      -1.03%
              2002                                              --           --               --        --         --          --
              2001                                              --           --               --        --         --          --
              2000                                              --           --               --        --         --          --

(1) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2) Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized for a product designed in the initial year units were purchased.
(4)   Portfolio commenced operations on October 9, 2000.
(5)   Portfolio commenced operations on May 1, 2002.
(6)   Portfolio commenced operations on April 15, 2002.
(7)   Portfolio commenced operations on April 15, 2003.
(8)   Portfolio commenced operations on August 29, 2003.
(9)   No contracts with this rider investing in this investment division.


----
B-60                                                        FINANCIAL STATEMENTS
----

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
OF THE GUARDIAN SEPARATE ACCOUNT F
--------------------------------------------------------------------------------

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.
and the Contract Owners of The Guardian Separate Account F

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian VC 500 Index, Guardian VC Asset Allocation, Guardian VC High Yield Bond, Guardian VC Low Duration Bond, Guardian UBS VC Large Cap Value, Guardian UBS VC Small Cap Value, Guardian Bond, Guardian Cash, Baillie Gifford International, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, AIM V.I. Aggressive Growth Series I, AIM V.I. Government Securities Series I, AIM V.I. Growth Series I, AIM V.I. Premier Equity Series I, Alger American Leveraged AllCap Class O, AllianceBernstein Growth & Income Class B, AllianceBernstein Premier Growth Class B, AllianceBernstein Technology Class B, AllianceBernstein Value Class B, American Century VP Capital Appreciation Class 1, Fidelity VIP Balanced Service Class 2, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Equity-Income Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Templeton Growth Securities Class 2, Janus Aspen Mid Cap Growth Service Shares, Janus Aspen Capital Appreciation Service Shares, Janus Aspen Flexible Income Service Shares, Janus Aspen Growth and Income Service Shares, Janus Aspen Worldwide Growth Service Shares, MFS Capital Opportunities Service Class, MFS Emerging Growth Service Class, MFS Investors Trust Service Class, MFS New Discovery Service Class, MFS Strategic Income Service Class, Prudential Jennison Class II, Van Kampen Life Investment Trust Growth & Income Class II and Van Kampen Life Investment Trust Government Class II investment divisions (constituting The Guardian Separate Account F) at December 31, 2003, the results of each of their operations for the year then ended and the changes in each of their net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying funds owned at December 31, 2003 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


March 26, 2004


                                                                            ----
FINANCIAL STATEMENTS                                                        B-61
                                                                            ----

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                                December 31,
                                                                           ---------------------
                                                                                2003        2002
                                                                           ---------   ---------
                                                                               (In millions)
Assets:
Bonds, available for sale at fair value
   (amortized cost $1,597.0 million; $1,021.9 million, respectively) ...   $ 1,663.8   $ 1,062.7
Affiliated mutual funds, at fair value (amortized cost $25.1 million;
   $24.8 million, respectively) ........................................        31.8        23.9
Policy loans ...........................................................        84.2        87.8
Cash and cash equivalents ..............................................       295.4       108.6
Other invested assets ..................................................         1.3         1.4
                                                                           ---------   ---------
Total invested assets ..................................................     2,076.5     1,284.4
                                                                           ---------   ---------
Deferred policy acquisition costs ......................................       321.1       319.8
Deferred software costs ................................................         0.8        13.7
Amounts receivable from reinsurers .....................................        30.8        32.4
Investment income due and accrued ......................................        26.8        17.7
Other assets ...........................................................        61.8        10.4
Federal income taxes recoverable .......................................        11.9        36.6
Accounts receivable ....................................................        28.0        29.5
Separate account assets ................................................     7,731.5     7,155.5
                                                                           ---------   ---------
Total Assets ...........................................................   $10,289.2   $ 8,900.0
                                                                           =========   =========
Liabilities:
Future policy benefits and other policyholder liabilities ..............   $ 1,849.3   $ 1,119.3
Due to parent and affiliated mutual funds ..............................        36.3        47.8
Deferred federal income taxes, net .....................................        91.1        85.1
Accrued expenses and other liabilities .................................       159.2       100.7
Separate account liabilities ...........................................     7,665.6     7,094.7
                                                                           ---------   ---------
Total Liabilities ......................................................     9,801.5     8,447.6
                                                                           ---------   ---------
Stockholder's equity:
Common stock, $125 par value, 20,000 shares authorized,
   issued and outstanding ..............................................         2.5         2.5
Additional paid-in capital .............................................       181.9       161.9
Retained earnings ......................................................       279.8       276.1
Accumulated other comprehensive income, net of deferred taxes ..........        23.5        11.9
                                                                           ---------   ---------
Total Stockholder's Equity .............................................       487.7       452.4
                                                                           ---------   ---------
Total Liabilities & Stockholder's Equity ...............................   $10,289.2   $ 8,900.0
                                                                           =========   =========

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                                   For the Years Ended December 31,
                                                                -------------------------------------

                                                                  2003           2002           2001
                                                                ------         ------         ------
                                                                           (In millions)
Revenues
   Premiums ..............................................      $ 10.8         $ 12.2         $ 13.0
   Net investment income .................................        84.6           60.1           48.0
   Net realized gains (losses) on investments ............         1.1          (20.7)          (0.1)
   Income from brokerage operations ......................        23.3           28.3           26.0
   Administrative service fees ...........................       200.2          203.0          230.5
   Other (expense) income ................................       (11.5)          (6.0)           9.2
                                                                ------         ------         ------
Total revenues ...........................................       308.5          276.9          326.6
                                                                ------         ------         ------

Benefits and expenses
   Policyholder benefits .................................        86.2           52.6           58.9
   Amortization of deferred policy acquisition costs .....        78.1           78.5           75.7
   Amortization of deferred software costs ...............         0.8            8.4            7.0
   Other operating costs and expenses ....................       153.4          272.4          247.6
                                                                ------         ------         ------
Total benefits and expenses ..............................       318.5          411.9          389.2
                                                                ------         ------         ------

(Loss) before income taxes ...............................       (10.0)        (135.0)         (62.6)
                                                                ------         ------         ------
Federal income taxes
   Current benefit .......................................       (13.5)         (31.4)         (10.2)
   Deferred benefit ......................................        (0.2)         (26.5)         (23.8)
                                                                ------         ------         ------

Total federal income taxes ...............................       (13.7)         (57.9)         (34.0)
                                                                ------         ------         ------

Net income (loss) ........................................         3.7          (77.1)         (28.6)

Other comprehensive income (loss), net of income tax:
   Change in unrealized investment gains (losses), net ...        11.6            8.4           (2.8)
                                                                ------         ------         ------

Comprehensive income (loss) ..............................      $ 15.3         $(68.7)        $(31.4)
                                                                ======         ======         ======

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                          For the Years Ended December 31,
                                                          --------------------------------
                                                             2003        2002         2001
                                                          -------     -------      -------
                                                                   (In millions)
Common stock at par value, beginning of year ........     $   2.5     $   2.5      $   2.5
                                                          -------     -------      -------
Common stock at par value, end of year ..............         2.5         2.5          2.5
                                                          -------     -------      -------
Capital in excess of par value, beginning of year ...       161.9       136.9        136.9
Capital contribution ................................        20.0        25.0           --
                                                          -------     -------      -------
Capital in excess of par value, end of year .........       181.9       161.9        136.9
                                                          -------     -------      -------

Retained earnings, beginning of year ................       276.1       353.2        431.7
Net income (loss) ...................................         3.7       (77.1)       (28.6)
Dividends to parent .................................          --          --        (49.9)
                                                          -------     -------      -------
Retained earnings, end of year ......................       279.8       276.1        353.2
                                                          -------     -------      -------

Accumulated other comprehensive income,
   net of deferred taxes, beginning of year .........        11.9         3.5          6.3
Change in unrealized investment gains (losses),
   net of deferred taxes ............................        11.6         8.4         (2.8)
                                                          -------     -------      -------
Accumulated other comprehensive income,
   net of deferred taxes, end of year ...............        23.5        11.9          3.5
                                                          -------     -------      -------

Total stockholder's equity, end of year .............     $ 487.7     $ 452.4      $ 496.1
                                                          =======     =======      =======

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   For the Years Ended December 31,
                                                                 ------------------------------------
                                                                     2003          2002          2001
                                                                 --------      --------      --------
                                                                            (In millions)
Operating activities
Net income (loss) ..........................................     $    3.7      $  (77.1)     $  (28.6)
Adjustments to reconcile net (loss) income to net
  cash used in operating activities:
    Changes in
      Deferred policy acquisition costs ....................         (1.3)         83.2          19.7
      Deferred software costs ..............................          0.9           5.7          12.7
      Amounts receivable from reinsurers ...................          1.6           4.2          21.5
      Investment income due and accrued ....................         (9.1)         (5.1)         (3.1)
      Other assets .........................................        (51.4)         (2.9)          0.4
      Federal income taxes recoverable .....................         24.7         (16.5)         (8.2)
      Accounts receivable ..................................          1.5          (4.4)          8.8
      Separate accounts, net ...............................         (5.1)          1.6          (3.0)
      Future policy benefits and policyholder liabilities ..         60.2         (24.4)        (25.8)
      Due to parent and affiliated mutual funds ............        (11.5)         (6.5)         (3.1)
      Deferred federal income taxes, net ...................          6.0         (21.8)        (19.3)
      Accrued expenses and other liabilities ...............         58.5          (1.8)        (25.2)
      Net realized (gains) losses on investments ...........         (1.1)         20.7           0.1
      Other ................................................          3.6           3.4          (3.7)
                                                                 --------      --------      --------
      Net cash provided by (used in) operating activities ..         81.2         (41.7)        (56.8)
                                                                 --------      --------      --------
Investment activities
  Proceeds from investments sold or matured
    Bonds ..................................................        175.2         172.9         461.5
    Affiliated mutual funds ................................           --          14.4          23.4
    Redemption of seed investments .........................           --            --          32.8
    Other items, net .......................................          0.1            --            --
  Investments purchased
    Bonds ..................................................       (764.7)       (567.1)       (583.0)
    Affiliated mutual funds ................................         (4.4)         (4.2)        (10.0)
    Other items, net .......................................         (3.5)         (0.4)         (1.0)
                                                                 --------      --------      --------
      Net cash used in investing activities ................       (597.3)       (384.4)        (76.3)
                                                                 --------      --------      --------
Financing activities
  Additions to policyholder contract deposits ..............        838.2         541.0         245.9
  Withdrawals from policyholder contract deposits ..........       (168.4)        (86.4)        (72.5)
  Capital contribution .....................................         20.0          25.0            --
  Dividends to parent ......................................           --            --         (49.9)
  Other items ..............................................         13.1           1.4          (5.0)
                                                                 --------      --------      --------
    Net cash provided by financing activities ..............        702.9         481.0         118.5
                                                                 --------      --------      --------
Net increase (decrease) in cash ............................        186.8          54.9         (14.6)
Cash and cash equivalents, at beginning of year ............        108.6          53.7          68.3
                                                                 --------      --------      --------
Cash and cash equivalents, at end of year ..................     $  295.4      $  108.6      $   53.7
                                                                 ========      ========      ========
Supplemental disclosure:
  Federal income taxes recovered ...........................     $  (38.0)     $  (15.6)     $   (1.9)
                                                                 ========      ========      ========

See notes to consolidated financial statements.

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 2003

NOTE 1 -- ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLC (PAS) or other broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies. In October of 2002, the Company and The Guardian discontinued selling new Group Pension business but will continue servicing existing planholders.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (GIS) (formerly Guardian Investor Service Corporation).

      GIS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GIS is the distributor and underwriter for GIAC's variable products, and is the investment advisor to certain mutual funds sponsored by GIAC, which are investment options for the variable products.

      The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a company - Guardian Baillie Gifford Ltd. (GBG) - that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company has established seventeen insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The accompanying consolidated financial statements include the accounts of GIAC and its majority-owned subsidiaries. These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Intercompany balances and transactions have been eliminated.

      Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and assumptions. The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      Investments:

      Bonds and affiliated mutual funds are classified as available for sale and are carried at estimated fair value. Changes in unrealized gains and losses are recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated other comprehensive income". The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the value of the security has been less than cost; financial condition of the issuer; the near term prospects for recovery of the market value of a security; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Other-than-temporary declines in the fair value of investments in bonds and affiliated mutual funds are recorded in "Net realized gains (losses) on investments".

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of three months or less.

      Securities purchased under agreements to resell and securities sold under agreements to repurchase -- The Company has entered into securities lending arrangements whereby certain securities are loaned, primarily with major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities.

      Net investment income: Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses and costs associated with securities lending.

      Net realized gains (losses) on investments: Net realized gains (losses) on investments are computed using the specific identification method. Costs of bonds and affiliated mutual funds are adjusted for impairments considered other-than-temporary and provisions for losses on investments are included in "Net Realized gains (losses) on investments."

      Deferred software costs: Deferred software costs include the costs of computer software developed or obtained for internal use, which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software, not to exceed three years.

      Deferred policy acquisition costs: Deferred policy acquisition costs are costs of acquiring new or renewal business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new or renewal business, and are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income".

      For variable life and annuity investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, using a reversion to the mean approach of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The average rate of assumed gross investment yield used in estimating expected gross profits was 6.56% to 7.00% at December 31, 2003. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods are for the estimated life of the policy.

      Separate account assets and liabilities: Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain separate account products. The investment results of separate accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are not included in separate account liabilities.

      Pursuant to an agreement with the New York State Insurance Department, the Company maintains assets in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such accounts are referred to as the Annuity Mortality Fluctuation Fund (AMFF), and are in the cash subdivisions of the separate accounts. The AMFF balance was $60.1 million and $56.3 million at December 31, 2003 and 2002.

      Future policy benefits and other policyholder liabilities: The methods and assumptions used to establish the Company's reserve for future policy benefits and other policyholder liabilities are disclosed in Note 5.

      Insurance revenue and expense recognition: Insurance revenue and expenses consist of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Certain annuity contracts provide the holder a guarantee that the benefit received upon death will be no less than a minimum prescribed amount that is based upon net deposits to the contract, or the highest historical account value on a contract anniversary. The Company bears the risk that protracted under-performance of the financial markets could result in guaranteed minimum death benefits being higher than what accumulated policyholder account balances would support. At December 31, 2003 and 2002, the Company maintained reserves of $6.8 million and $12.7 million, respectively, representing the Company's estimate of the extent to which guaranteed minimum death benefits exceed the accumulated policyholder account balances. The determination of this liability is based on models, which involve numerous estimates, and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rate and mortality experience.

      Federal income taxes: The provision for federal income taxes is based on income currently taxable, as well as deferred taxes on income earned. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based upon the difference between financial statement carrying amounts and the income tax basis of assets and liabilities using enacted income tax rates and laws.

      Statutory accounting: In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles (Codification) guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting effective January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      The Delaware Insurance Department has adopted the Codification guidance, effective January 1, 2001. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds (surplus) by $.8 million as of January 1, 2001. Included in this total adjustment is an increase in unassigned funds of approximately $4.0 million related to cost of collection and a decrease in unassigned funds of approximately $3.6 million related to net deferred tax liabilities, a decrease in unassigned funds of $1.2 million related to premiums deferred and uncollected, and an increase in non-admitted assets.

      Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (STAT) primarily because: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve
(AVR) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (IMR) and amortized into investment income over the remaining life of the investment sold;
5) bonds are carried principally at amortized cost; 6) annuity and certain insurance premiums are recognized as premium income; 7) deferred federal income taxes are provided for temporary differences between tax and book assets and liabilities as they are under GAAP except for deferred tax assets, which are admitted assets only if they are recoverable within one year. Non-admitted deferred tax assets are recorded in surplus. Changes in deferred tax balances are recorded in surplus; 8) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as financing transactions under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 9) certain "non-admitted assets" must be excluded under statutory reporting through a charge to surplus and 10) investments in common stock of the Company's wholly-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in income only when dividends are declared. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 10.

      Recent accounting pronouncements: In August 2001, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 144 (SFAS No. 144), "Accounting for the Impairment or Disposal of Long-Lived Assets." SFAS No. 144 eliminated the requirement that discontinued operations be measured at net realizable value or that entities include losses that have not yet occurred. SFAS No. 144 eliminated the requirement of consolidation for a subsidiary for which control is likely to be temporary. SFAS No. 144 requires that long-lived assets that are to be disposed of by sale be measured at the lower of book value or fair value less cost to sell. An impairment for assets that are not to be disposed of is recognized only if the carrying amounts of long-lived assets are not recoverable and exceed their fair values. Additionally, SFAS No. 144 expands the scope of discontinued operations to include all components of an entity with operations and cash flows that (1) can be distinguished from the rest of the entity and (2) will be eliminated from the ongoing operations of the entity in a disposal transaction. SFAS No. 144 is effective for financial statements issued for fiscal years beginning after December 15, 2001 and, generally, its provisions are to be applied prospectively. The Company has adopted SFAS No. 144 prospectively as of January 1, 2002. The implementation of SFAS 144 had no material impact on the Company.

      In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities." SFAS No. 146 provides guidance related to accounting for costs associated with disposal activities covered by SFAS No. 144 or with exit or restructuring activities previously covered by Emerging Issues Task Force No. 94-3, "Liability Recognition for Certain Costs Incurred in a Restructuring." SFAS No. 146 requires that costs related to exiting an activity or to a restructuring not be recognized until the liability is incurred. The Company has adopted SFAS No. 146 prospectively for exit or disposal activities initiated after December 31, 2002. The implementation of SFAS 146 had no material impact on the Company.

      In November 2002, the FASB issued Interpretation (FIN) No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others." FIN No. 45 expands existing accounting guidance and disclosure requirements for certain guarantees and requires the recognition of a liability for the fair value of certain types of guarantees issued or modified after December 31, 2002. The January 1, 2003 adoption of the Interpretation's guidance did not have a material effect on the Company's financial position.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities." FIN No. 46 addresses whether certain types of entities, referred to as variable interest entities (VIEs), should be consolidated in a company's financial statements. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns), or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. An entity should consolidate a VIE if it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. The FASB has deferred adoption of FIN 46 for nonpublic entities from the previous effective date of 2003. The Company will adopt the Interpretation for relationships with VIEs that begin after December 31, 2003. The Company will implement the consolidation guidance by December 31, 2005 for VIEs with which the Company became involved prior to January 1, 2004. The Company is in the process of determining the impact of the consolidation guidance, however, management does not believe that the implementation of FIN 46 will have a material effect on the Company's consolidated financial position.

      In April 2003, the FASB issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments." Implementation Issue No. B36 indicates that a modified coinsurance arrangement (MODCO) and coinsurance with funds withheld (CFW) arrangements in which funds are withheld by the ceding insurer with interest paid to the assuming insurer based on the ceding company's return on certain of its investments, generally contains an embedded derivative feature that is not clearly and closely related to the host contract and should be bifurcated in accordance with the provisions of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." As permitted by SFAS No. 133, all contracts entered into prior to January 1, 1999 and not significantly modified since that date are exempt from the embedded derivative provisions of SFAS No. 133. Upon adoption, companies that have ceded insurance under existing MODCO or CFW arrangements may reclassify securities from the held-to-maturity and available-for-sale categories into the trading category without calling into question the intent of those companies to hold debt securities to maturity in the future. Those "taint-free" reclassifications are limited to the amount and type of securities related to the MODCO or CFW arrangements containing embedded derivatives. The Company adopted Implementation Issue No. B36 on October 1, 2003 and determined that the fair value of the applicable embedded derivatives was $0. Therefore, no cumulative effect of a change in accounting principle was recorded. Prospectively, the Company will record changes in fair value of the applicable embedded derivatives in net income. The Company determined that the fair value of applicable embedded derivatives was $0 at December 31, 2003. The Company did not reclassify any securities from available for sale to trading upon adoption of Implementation Issue No. B36.

      In July 2003, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." AcSEC has developed the SOP to address the evolution of product designs since the issuance of SFAS No. 60, "Accounting and Reporting by Insurance Enterprises," and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" and the need for interpretive guidance to be developed in three areas: separate account presentation and valuation; the accounting recognition given sales inducements (bonus interest, bonus credits, persistency bonuses); and the classification and valuation of certain long-duration contract liabilities.

      The most significant accounting implications of the SOP are as follows:
(1) reporting and measuring assets and liabilities of separate account products as general account assets and liabilities when specified criteria are not met;
(2) reporting and measuring seed money in separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; (3) capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs, but immediately expensing those sales inducements accrued or credited if such criteria are not met; (4) recognizing contractholder liabilities for: (a) modified guaranteed (market value adjusted) annuities at accreted balances that

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

do not include the then current market value surrender adjustment, (b) two-tier annuities at the lower (non-annuitization) tier account value, (c) persistency bonuses at amounts that are not reduced for expected forfeitures and (d) group pension participating and similar general account "pass through" contracts that are not accounted for under SFAS No. 133 at amounts based on the fair value of the assets or index that determines the investment return pass through; (5) establishing an additional liability for guaranteed minimum death and similar mortality and morbidity benefits only for contracts determined to have mortality and morbidity risk that is other than nominal and when the risk charges made for a period are not proportionate to the risk borne during that period; and (6) for contracts containing an annuitization benefits contract feature, if such contract feature is not accounted for under the provisions of SFAS No. 133 establishing an additional liability for the contract feature if the present value of expected annuitization payments at the expected annuitization date exceeds the expected account balance at the expected annuitization date.

      The provisions of the SOP are effective for fiscal years beginning after December 15, 2003, and, as such, the Company will adopt the SOP effective January 1, 2004. The effect of initially adopting this SOP will be reported as a cumulative effect of a change in accounting principle. The Company has completed an assessment of the impact of the SOP on its operations and management does not believe that the implementation of the SOP will have a material effect on the Company's consolidated financial position.

      In November 2003, Emerging Issues Task Force reached a consensus on EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1), requiring additional disclosures to be included in companies financial statements for fiscal years ending after December 15, 2003. For marketable securities covered by FAS No. 115 "Accounting for Certain Investments in Debt and Equity Securities", disclosures should include quantitative and qualitative information as of the latest balance sheet date, by investment type, about the aggregate amount of unrealized losses and the aggregate fair value of investments with unrealized losses. These disclosure requirements have been incorporated in Note 3.

      Reclassifications: Certain amounts in prior years have been reclassified to conform to the current year presentation.

NOTE 3 -- INVESTMENTS

      Securities: Market values of bonds and affiliated mutual funds are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair value by using adjusted market prices for like securities.

      The cost and estimated fair values of investments by major investment category as of December 31, 2003 and 2002 are as follows:

                                                                         December 31, 2003
                                                                           (In millions)
                                                 ----------------------------------------------------------------
                                                                               Gross                    Estimated
                                                    Amortized                Unrealized                      Fair
                                                         Cost            Gains          (Losses)            Value
                                                 ------------      -----------      ------------      -----------
U.S. government .............................    $        4.0      $       0.4      $        --       $       4.4
All other government ........................            21.9              0.9               --              22.8
States, territories, and possessions ........            11.5               --               --              11.5
Political subdivisions of states,
   territories, and possessions .............            10.4               --             (0.2)             10.2
Special revenue .............................            56.2              0.3             (0.4)             56.1
Public utilities ............................           138.1              5.6             (0.1)            143.6
Industrial and miscellaneous ................         1,354.9             63.1             (2.8)          1,415.2
                                                 ------------      -----------      ------------      -----------
Total Bonds .................................    $    1,597.0      $      70.3      $      (3.5)      $   1,663.8
                                                 ============      ===========      ============      ===========
Affiliated mutual funds .....................    $       25.1      $       8.4      $      (1.7)            $31.8
                                                 ============      ===========      ============      ===========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

                                                                               December 31, 2002
                                                                                 (In millions)
                                                       ----------------------------------------------------------------
                                                                                     Gross                    Estimated
                                                          Amortized                Unrealized                      Fair
                                                               Cost            Gains          (Losses)            Value
                                                       ------------      -----------      ------------      -----------
U.S. government ..................................     $        4.0      $       0.6      $        --       $       4.6
All other government .............................             11.6              0.7               --              12.3
States, territories, and possessions .............               --               --               --                --
Political subdivisions of states, territories,
   and possessions ...............................              2.0              0.1               --               2.1
Special revenue ..................................             20.7              1.0               --              21.7
Public utilities .................................            107.0              3.7             (1.1)            109.6
Industrial and miscellaneous .....................            876.6             42.1             (6.3)            912.4
                                                       ------------      -----------      -----------       -----------
Total Bonds ......................................     $    1,021.9      $      48.2      $      (7.4)      $   1,062.7
                                                       ============      ===========      ===========       ===========
Affiliated mutual funds ..........................     $       24.8      $       2.3      $      (3.2)      $      23.9
                                                       ============      ===========      ===========       ===========

      The amortized cost and estimated fair value of bonds as of December 31, 2003 and 2002 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.


                                                                       December 31, 2003
                                                                         (In millions)
                                                                 ------------------------------
                                                                                      Estimated
                                                                    Amortized              Fair
                                                                         Cost             Value
                                                                 ------------       -----------
Due in one year or less ...................................      $      231.5       $     233.9
Due after one year through five years .....................             955.5           1,004.3
Due after five years through ten years ....................             256.9             268.9
Due after ten years .......................................              59.5              61.9
Sinking fund bonds, mortgage backed securities and
   asset backed securities ................................              93.6              94.8
                                                                 ------------       -----------
Total .....................................................      $    1,597.0       $   1,663.8
                                                                 ============       ===========

                                                                       December 31, 2002
                                                                         (In millions)
                                                                 ------------------------------
                                                                                      Estimated
                                                                    Amortized              Fair
                                                                         Cost             Value
                                                                 ------------       -----------
Due in one year or less ...................................      $       60.0       $      60.5
Due after one year through five years .....................             661.9             688.4
Due after five years through ten years ....................             215.8             225.2
Due after ten years .......................................              31.9              33.7
Sinking fund bonds, mortgage backed securities and
   asset backed securities ................................              52.3              54.9
                                                                 ------------       -----------
Total .....................................................      $    1,021.9       $   1,062.7
                                                                 ============       ===========

     Proceeds from sales of investments in bonds amounted to $175.2 million, $172.9 million and $461.5 million in 2003, 2002 and 2001, respectively. Gross gains of $2.0 million, $2.3 million and $1.6 million and gross losses of $0.4 million, $5.8 million and $1.2 million were realized on sales and prepayments of bonds in 2003, 2002 and 2001, respectively.

     Proceeds from sales of investments in affiliated mutual funds amounted to $0.0 million, $14.4 million and $23.4 million in 2003, 2002 and 2001, respectively. Gross gains of $0.0 million, $0.0 million and $5.2 million and gross losses of $0.0 million, $0.0 million and $0.0 million were realized on sales of affiliated mutual funds in 2003, 2002 and 2001, respectively.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

     Unrealized losses: The Company's investments' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003 and 2002, are shown below:

                                                                         December 31, 2003
                                     ---------------------------------------------------------------------------------------
                                        Less than 12 months             12 months or more                    Total
                                     -------------------------      -------------------------      -------------------------
                                        Fair        Unrealized         Fair        Unrealized         Fair        Unrealized
                                        Value         Losses           Value         Losses           Value         Losses
                                     ----------     ----------      ----------     ----------      ----------     ----------
U.S. government ................     $      0.4     $       --      $       --     $       --      $      0.4     $       --
All other government ...........             --             --              --             --              --             --
States, territories, and
   possessions .................           11.5             --              --             --            11.5             --
Political subdivisions of
   states, territories, and
   possessions .................            8.2           (0.2)             --             --             8.2           (0.2)
Special revenue ................           35.8           (0.4)             --             --            35.8           (0.4)
Public utilities ...............            6.4           (0.1)            2.9             --             9.3           (0.1)
Industrial and miscellaneous ...          153.5           (2.2)            8.5           (0.6)          162.0           (2.8)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total debt securities ..........     $    215.8     $     (2.9)     $     11.4     $     (0.6)     $    227.2     $     (3.5)
Affiliated mutual funds ........             --             --             6.0           (1.7)            6.0           (1.7)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total temporarily impaired
   securities ..................     $    215.8     $     (2.9)     $     17.4     $     (2.3)     $    233.2     $     (5.2)
                                     ==========     ==========      ==========     ==========      ==========     ==========

                                                                         December 31, 2002
                                     ---------------------------------------------------------------------------------------
                                        Less than 12 months             12 months or more                    Total
                                     -------------------------      -------------------------      -------------------------
                                        Fair        Unrealized         Fair        Unrealized         Fair        Unrealized
                                        Value         Losses           Value         Losses           Value         Losses
                                     ----------     ----------      ----------     ----------      ----------     ----------
U.S. government ................     $       --     $       --      $       --     $       --      $       --     $       --
All other government ...........             --             --              --             --              --             --
States, territories, and
   possessions .................             --             --              --             --              --             --
Political subdivisions of
   states, territories, and
   possessions .................             --             --              --             --              --             --
Special revenue ................             --             --              --             --              --             --
Public utilities ...............           13.3           (0.8)            0.7           (0.3)           14.0           (1.1)
Industrial and miscellaneous ...           95.3           (5.6)           12.8           (0.7)          108.1           (6.3)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total debt securities ..........     $    108.6     $     (6.4)     $     13.5     $     (1.0)     $    122.1     $     (7.4)
Affiliated mutual funds ........             --             --             5.9           (3.2)            5.9           (3.2)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total temporarily impaired
   securities ..................     $    108.6     $     (6.4)     $     19.4     $     (4.2)     $    128.0     $    (10.6)
                                     ==========     ==========      ==========     ==========      ==========     ==========

      The Company's investment portfolio includes individual securities, which are in an unrealized loss position and have not been recognized as other than temporary impairments. There were 8 securities in an unrealized loss position for greater than 12 months with a book value of $12.0 million and a fair value of $11.4 million as of December 31, 2003. There were 8 securities in an unrealized loss position for greater than 12 months with a book value of $14.5 million and a fair value of $ 13.5 million as of December 31, 2002.

      The Company's investment portfolio includes affiliated mutual funds, which are in an unrealized loss position and have not been recognized as other than temporary impairments. There were 4 funds in an unrealized loss position for greater than 12 months with a book value of $7.7 million and a fair value of $6.0 million as of December 31, 2003. There

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

were 5 funds in an unrealized loss position for greater than 12 months with a book value of $9.1 million and a fair value of $5.9 million as of December 31, 2002.

      In reaching the conclusion that these impairments are not other-than temporary, management considered many factors including: duration and severity of impairment, cash flow, investment sector stability, credit worthiness, financial condition of issuer, and intent and ability to hold to allow for recovery in value.

      Special Deposits: Assets of $4.2 million, $4.1 million and $4.0 million at December 31, 2003, 2002 and 2001, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in "Bonds" in the consolidated balance sheets.

      Repurchase Agreements: The Company has entered into repurchase agreements whereby securities will be resold at a specified date and price. Assets of $132.4 million and $93.9 million are included in the Consolidated Balance Sheets as cash and cash equivalents as of December 31, 2003 and 2002, respectively, and are subject to repurchase.

      Investment Income and Investment Gains and Losses: The major categories of net investment income are summarized as follows:

                                                   For the Years Ended December 31,
                                                            (In millions)
                                                   ---------------------------------
                                                      2003         2002         2001
                                                   -------      -------      -------
Bonds ........................................     $  77.6      $  54.3      $  39.9
Affiliated mutual funds ......................         1.1          1.5          3.0
Mortgage loans ...............................         0.1          0.1           --
Policy loans .................................         4.4          4.5          4.6
Cash equivalents and short term investments ..         3.0          1.2          2.0
Other ........................................          --          0.1           --
                                                   -------      -------      -------
Gross investment income ......................        86.2         61.7         49.5
Less: Investment expenses ....................        (1.6)        (1.6)        (1.5)
                                                   -------      -------      -------
Net investment income ........................     $  84.6      $  60.1      $  48.0
                                                   =======      =======      =======

Net realized gains (losses) on investments were from the following sources:

                                                   For the Years Ended December 31,
                                                            (In millions)
                                                   ---------------------------------
                                                      2003         2002         2001
                                                   -------      -------      -------
Bonds ........................................     $   1.1      $ (20.4)     $  (1.6)
Affiliated mutual funds ......................          --           --          5.2
Separate account seed money ..................          --           --         (3.6)
Other ........................................          --         (0.3)        (0.1)
                                                   -------      -------      -------
Net realized gains (losses) on investment ....     $   1.1      $ (20.7)     $  (0.1)
                                                   =======      =======      =======

      Realized losses included $0.5 million, $16.9 million and $5.0 million for the years ended December 31, 2003, 2002 and 2001, respectively, of pre-tax valuation adjustments for declines in fair value of investments that were considered to be other-than-temporary.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      Accumulated Other Comprehensive Gain (Loss) Income: Accumulated other comprehensive gain (loss) income consists of net unrealized investment gains (losses) on securities available for sale. Changes in this amount include reclassification adjustments to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been a component of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, are as follows:

                                                                        December 31,
                                                                       (In millions)
                                                             ---------------------------------
                                                                2003         2002         2001
                                                             -------      -------      -------
Balance, beginning of year, net of tax .................     $  11.9      $   3.5      $   6.3
Changes in net unrealized investment gains
   (losses) attributable to:
      Investments arising during the period ............        30.7         28.1         12.9
      Reclassification adjustment for gains (losses)
         included in net income ........................         1.6         (0.8)        (4.5)
                                                             -------      -------      -------
Changes in net unrealized investment gains
   (losses), net of adjustment .........................        32.3         27.3          8.4
Impact of net unrealized investment gains
   (losses) on:
      Deferred federal income tax ......................        (6.2)        (4.9)        (4.5)
      Deferred policy acquisition costs ................       (14.5)       (14.0)        (6.7)
                                                             -------      -------      -------
Change in unrealized investment gains (losses),
   net of tax ..........................................        11.6          8.4         (2.8)
                                                             -------      -------      -------
Balance, end of year, net of tax .......................     $  23.5      $  11.9      $   3.5
                                                             =======      =======      =======

NOTE 4 -- DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 2003, 2002 and 2001 are summarized as follows:

                                                            December 31,
                                                            (In millions)
                                                  -----------------------------
                                                     2003       2002       2001
                                                  -------    -------    -------
Balance, beginning of year ...................    $ 319.8    $ 403.0    $ 422.7
Capitalization of deferrable expenses ........       94.1       81.5       31.5
Amortization .................................     (107.6)    (180.3)     (76.7)
Change in unrealized investment losses, net ..      (14.5)     (14.0)      (6.7)
Interest on DAC ..............................       29.3       29.6       32.2
                                                  -------    -------    -------
Balance, end of year .........................    $ 321.1    $ 319.8    $ 403.0
                                                  =======    =======    =======

      During 2003, the Company recorded $22.3 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products primarily due to increased long term lapse rate assumptions.

      During 2002, the Company recorded $101.8 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products due to decreased market returns and declines in asset value on which fees are based.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 5 -- POLICYHOLDERS' LIABILITIES

      The balances of future policy benefits and policyholders' account balances for the years ended December 31, 2003 and 2002 are summarized as follows:

                                                             December 31,
                                                             (In millions)
                                                      --------------------------
                                                            2003            2002
                                                      ----------      ----------
Future Policy Benefits
   General Account
      Life insurance ...........................      $     16.3      $     18.2
                                                      ----------      ----------
      Annuities ................................           164.2            51.3
                                                      ----------      ----------
      Future policy benefits ...................           180.5            69.5
                                                      ----------      ----------

Policyholders' Account Balances
   General Account
      Individual annuities .....................         1,495.1           863.8
      Group annuities ..........................            89.1            99.1
      Variable life ............................            84.6            86.9
   Separate Account
      Individual annuities .....................         4,277.2         3,906.9
      Group annuities ..........................         2,878.2         2,760.2
      Variable life ............................           510.2           427.6
                                                      ----------      ----------
      Policyholders' account balances ..........         9,334.4         8,144.5
                                                      ----------      ----------
Total Policyholder Liabilities .................      $  9,514.9      $  8,214.0
                                                      ==========      ==========
Total General Account Liabilities ..............      $  1,849.3      $  1,119.3
                                                      ==========      ==========
Total Separate Account Liabilities .............      $  7,665.6      $  7,094.7
                                                      ==========      ==========

      The following table highlights the key assumptions generally utilized in calculating liabilities for future policy benefits:

Product                   Mortality                        Interest Rate     Estimation Method
-------------------------------------------------------------------------------------------------------------
Life insurance            Based on Company's               4.00%             Present value of future benefit
                          experience, established                            payments and related expenses,
                          at issue                                           less the present value of future
                                                                             net premiums

Individual, and           SA, 1971, 1983a, A2000           5.50%             Present value of expected future
immediate annuities.      mortality tables with certain                      payments based on historical
                          modifications                                      experience

      Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses and to recover any unamortized policy acquisition costs. The Company had no premium deficiency reserves as of December 31, 2003 and 2002.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. The carrying value approximates fair value.

      Certain contract provisions that determine the policyholder account balances are as follows:

                                          Credited Fixed
            Product                       Interest Rates      Withdrawal/Surrender Charges
--------------------------------------------------------------------------------------------------------
Individual annuities                      3.10% to 6.00%      Declining to zero over 4 to 7 years.
Group annuities                           3.00% to 7.10%      Contractually agreed upon rates, declining
                                                              to zero over a maximum of 9 years.
Variable life                             4.00% to 4.15%      Declining to zero over 10 to 15 years.

NOTE 6 -- REINSURANCE

      The Company has entered into cession agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period.

      The Company has ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income and comprehensive income are $84.5 million, $96.5 million and $103.4 million of ceded premiums at December 31, 2003, 2002 and 2001, respectively.

      During 2001, the Company revised its estimate used in calculating DAC on intercompany reinsurance with affiliates. The result of this change in estimate is a charge to earnings of $45.0 million in 2001, which was reported as "Other operating costs and expenses" in the consolidated statements of income and comprehensive income.

NOTE 7 -- FEDERAL INCOME TAXES

      A consolidated federal income tax return is prepared for the following entities: The Guardian, Park Avenue Life Insurance Company, Guardian Asset Management Corp., Managed Dental Care of California, Managed Dental Care of Texas, Managed Dental Care of Missouri, Managed Dental Care of Maryland, Guardian Hanover Corp., Fiduciary Insurance Company of America, Innovative Underwriters Inc., GIAC and its subsidiaries, Guardian Trust Company, Dental Guard Preferred, Berkshire Life Insurance Company of America and First Commonwealth Inc. and its subsidiaries. The consolidated income tax liability is allocated among the members of the group according to a tax sharing agreement. In accordance with this tax sharing agreement, each member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses utilizable by the consolidated group. Estimated payments are made between the members of the group during the year.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      The income tax expense is different from the amount computed using the statutory federal tax rate of 35% for the following reasons:

                                               For the Years Ended December 31,
                                                      (In millions)
                                              ----------------------------------
                                                 2003         2002         2001
                                              -------      -------      -------
Expected taxes on pre-tax (loss) income . $ (3.5) $ (47.3) $ (21.9) Permanent adjustments:
   Dividends received deduction on
      separate accounts .................       (11.8)        (9.9)         1.0
   Overpayment of prior years in 2001 ...          --           --         (6.9)
   True-up of tax basis reserves ........          --           --         (5.3)
   True-up of deferred tax on bonds .....         1.8           --         (1.5)
   Write-off of software ................          --           --          1.5
   Foreign tax credit ...................        (0.4)          --         (0.2)
   Other ................................         0.2         (0.7)        (0.7)
                                              -------      -------      -------
Total income tax (benefit) expense ......     $ (13.7)     $ (57.9)     $ (34.0)
                                              =======      =======      =======

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 2003 and 2002, are as follows:

                                                             December 31,
                                                             (In millions)
                                                      --------------------------
                                                         2003              2002
                                                      -------           -------
Deferred tax assets:
Separate account allowances .................         $  26.0           $  27.6
DAC Proxy ...................................            21.6              19.1
Capitalized software costs ..................             0.2                --
Other .......................................              --               2.0
                                                      -------           -------
Total deferred tax assets ...................            47.8              48.7
                                                      -------           -------
Deferred tax liabilities:
Deferred acquisition costs ..................           124.8             111.9
Capitalized software costs ..................              --               4.4
Reserves ....................................             2.7               7.8
Investments .................................             9.8               9.7
Other .......................................             1.6                --
                                                      -------           -------
Total deferred tax liabilities ..............           138.9             133.8
                                                      -------           -------
Net deferred tax liability ..................         $  91.1           $  85.1
                                                      =======           =======


      Management has concluded that the deferred income tax assets are more likely than not to be realized, therefore, no valuation allowance has been provided.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 8 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

      The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

      Bonds and affiliated mutual funds: For bonds and affiliated mutual funds other than private placements, estimated fair value is based on quoted market prices or estimates from independent services. Fair value for private placements securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

      Policy loans: The estimated fair value of policy loans approximate the carrying amount since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

      Future policy benefits and policyholders' account balances: Future policy benefits estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. Carrying value approximates fair value.

      The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2003 and 2002 are as follows (in millions):

                                             December 31, 2003            December 31, 2002
                                         ------------------------     ------------------------
                                         Carrying      Estimated       Carrying     Estimated
                                          Amount       Fair Value       Amount      Fair Value
                                         --------      ----------     ---------     ----------
Financial assets:
Bonds, available for sale ..........     $1,663.8      $  1,663.8     $ 1,062.7     $  1,062.7
Affiliated mutual funds ............         31.8            31.8          23.9           23.9
Policy loans .......................         84.2            84.2          87.8           87.8
Cash and cash equivalents ..........        295.4           295.4         108.6          108.6
Separate account assets ............      7,731.5         7,731.5       7,155.5        7,155.5

Financial liabilities:
Future policy benefits .............        180.5           180.5          69.5           69.5
Policyholders' account balances ....      9,334.4         9,334.4       8,144.5        8,144.5

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 9 -- RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $138.2 million in 2003, $169.0 million in 2002 and $188.2 million in 2001, and, in the opinion of management, were considered appropriate for the services rendered.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.

      The separate account assets invested in affiliated mutual funds as of December 31, 2003 and 2002 are as follows (in millions):

                                                               December 31,
                                                         -----------------------
                                                               2003         2002
                                                         ----------   ----------
The Guardian Stock Fund ..............................   $  1,454.5   $  1,360.4
The Guardian VC 500 Index Fund .......................         61.1         33.8
The Guardian VC Allocation Fund ......................         23.1         14.3
The Guardian High Yield Bond Fund ....................         26.1         11.7
The Guardian Low Duration Bond Fund ..................          3.3         --
The Guardian Bond Fund ...............................        378.9        429.2
The Guardian Cash Fund ...............................        356.3        492.7
The Baillie Gifford International Fund ...............        194.2        163.8
The Baillie Gifford Emerging Markets Fund ............         55.3         33.2
The Guardian Small Cap Stock Fund ....................        184.5        124.7
The Guardian Park Avenue Fund ........................        237.5        239.9
The Guardian Park Avenue Small Cap Fund ..............         63.6         49.3
The Guardian Asset Allocation Fund ...................         34.2         32.3
The Guardian Baillie Gifford International Fund ......         10.4          9.2
The Guardian Baillie Gifford Emerging Markets Fund ...         27.5         17.1
The Guardian Investment Quality Bond Fund ............         54.9         69.7
The Guardian High Yield Bond Fund ....................          7.0          4.5
The Guardian Cash Management Fund ....................        248.9        340.5
                                                         ----------   ----------
                                                         $  3,421.3   $  3,426.3
                                                         ==========   ==========

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 2003 and 2002 are as follows (in millions):

                                                               December 31,
                                                          ----------------------
                                                               2003         2002
                                                          ---------    ---------
The Guardian Park Avenue Fund ........................    $     0.1    $     0.1
The Guardian Park Avenue Small Cap Fund ..............          2.6          1.8
The Guardian Small Cap Stock Fund ....................         17.1         11.9
The Guardian Asset Allocation Fund ...................          2.5          2.0
The Guardian Baillie Gifford International Fund ......          1.7          1.3
The Guardian Baillie Gifford Emerging Markets Fund ...          1.7          1.1
The Guardian Investment Quality Bond Fund ............          2.2          2.1
The Guardian High Yield Bond Fund ....................          1.8          1.5
The Guardian Cash Management Fund ....................          2.1          2.1
                                                          ---------    ---------
                                                          $    31.8    $    23.9
                                                          =========    =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 10 -- STATUTORY EQUITY AND INCOME

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, limiting deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                        For the Years Ended December 31,
                                                                 (In millions)
                                                        ---------------------------------
                                                           2003         2002         2001
                                                        -------      -------      -------
Consolidated GAAP net income (loss) ...............     $   3.7      $ (77.1)     $ (28.6)
Adjustments to reconcile to statutory basis:
   Statutory net income of subsidiaries ...........         2.4          8.1          9.6
   Change in deferred policy acquisition costs ....       (15.8)        66.2          9.6
   Change in deferred software costs ..............          --           --          8.0
   Deferred premiums ..............................        (0.1)        (0.1)        (4.7)
   Re-estimation of future policy benefits ........        (1.6)       (13.4)        22.3
   Reinsurance ....................................        (3.8)        (3.8)        (3.8)
   Deferred federal income tax (benefits) expense .        (0.8)       (24.8)       (19.6)
   Amortization of interest maintenance reserve ...        (0.9)        (0.5)          --
   Transfer to interest maintenance reserve .......        (0.8)         3.3         (0.2)
   Other, net .....................................         5.0          2.5          1.1
                                                        -------      -------      -------
Statutory net loss ................................     $ (12.7)     $ (39.6)     $  (6.3)
                                                        =======      =======      =======

      The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:

                                                                      December 31,
                                                                      (In millions)
                                                             ---------------------------------
                                                                2003         2002         2001
                                                             -------      -------      -------
Consolidated GAAP stockholder's equity .................     $ 487.7      $ 452.4      $ 496.1
Add (deduct) cumulative effect of adjustments:
   Deferred policy acquisition costs ...................      (321.1)      (319.8)      (403.0)
   Defered software costs ..............................        (0.8)       (13.7)       (19.4)
   Asset valuation reserve .............................       (11.5)          --         (5.2)
   Re-estimation of future policy benefits .............       (47.0)       (57.0)       (49.1)
   Establishment of deferred income tax liability, net .        91.1         85.1        106.9
   Unrealized gains on investments .....................       (72.1)       (45.0)       (15.4)
   Separate account allowances .........................        60.3         71.8         77.3
   Other liabilities ...................................        24.5         22.6         23.5
   Deferred premiums ...................................         2.2          3.0          2.7
   Other, net ..........................................         9.1         10.7          6.4
                                                             -------      -------      -------
Statutory capital and surplus ..........................     $ 222.4      $ 210.1      $ 220.8
                                                             =======      =======      =======

                         Report of Independent Auditors

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003; in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


February 25, 2004

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

     (a)  The following financial statements have been included in Part B:


          (1)  The Guardian Separate Account F:
               Statement of Assets and Liabilities as of December 31, 2003 Statement of Operations for the Year Ended December 31, 2003 Statements of Changes in Net Assets for the Year Ended December 31, 2003
               Notes to Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants

          (2)  The Guardian Insurance & Annuity Company, Inc.:
               Statutory Basis Balance Sheets as of December 31, 2003 and 2002 Statutory Basis Statements of Operations for the Three Years Ended December 31, 2003, 2002 and 2001
               Statutory Basis Statements of Changes in Common Stock and Surplus for the Three Years Ended December 31, 2003, 2002 and 2001 Statutory Basis Statements of Cash Flow for the Three Years
               Ended December 31, 2003, 2002 and 2001
               Notes to Statutory Basis Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants


     (b)      Exhibits
              Number            Description
              ------            -----------

              1                 Resolutions of the Board of Directors of The
                                Guardian Insurance & Annuity Company, Inc.
                                establishing Separate Account F(1)
              2                 Not Applicable
              3                 Underwriting and Distribution Contracts:
                                (a) Distribution and Service Agreement
                                    between The Guardian Insurance &
                                    Annuity Company, Inc. and Guardian
                                    Investor Services Corporation, as
                                    amended(1)
                                (b) Form of Broker-Dealer Supervisory and
                                    Service Agreement(1)
              4                 Specimen of Variable Annuity Contract(1)
              5                 Form of Application for Variable Annuity
                                Contract(1)
              6                 (a) Certificate of Incorporation of The
                                      Guardian Insurance & Annuity Company,
                                      Inc., as amended (1)(3)
                                (b) By-laws of The Guardian Insurance &
                                      Annuity Company, Inc.(1)
              7                 Not Applicable
              8                 Amended and Restated Agreement for Services
                                and Reimbursement Therefor, between The
                                Guardian Life Insurance Company of America
                                and The Guardian Insurance & Annuity
                                Company, Inc.(1)
              9                 (a) Opinion of Counsel(1)
                                (b) Consent of Counsel(1)
              10                Consent of PricewaterhouseCoopers LLP(5)
              11                Not Applicable
              12                Not Applicable
              13                (a) Schedule for Computation of Performance
                                    Quotations(1)
                                (b) Powers of Attorney executed by a majority of
                                    the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.(1)(3)(4)

----------
(1) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292) as initially filed on June 1, 2000.

(2) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292), as previously filed on September 11, 2000. Powers of Attorney for Messrs. Sargent, Ferrara, Jones, Kane, Dutter, Futia, Hutchings and Warren.
(3) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292), as previously filed on May 1, 2001.
(4) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292), as previously filed on April 30, 2002. Powers of Attorney for Messrs. Lenderink and Caruso.
(5)   Filed herewith.

Item 25.          Directors and Officers of the Depositor

      The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

              Name                      Positions with GIAC
              ----                      -------------------
              Dennis J. Manning         Chairman, Chief Executive Officer
                                        and Director
              Edward K. Kane            Executive Vice President and Director
              Bruce C. Long             President and Director
              Armand M. de Palo         Director
              Gary B. Lenderink         Director
              Joseph A. Caruso          Senior Vice President, Corporate
                                        Secretary and Director
              Charles G. Fisher         Vice President and Actuary
              Frank L. Pepe             Vice President and Controller
              Richard T. Potter, Jr.    Vice President and Counsel
              Dennis P. Mosticchio      Vice President, Group Pensions
              Donald P. Sullivan, Jr.   Vice President
              Peggy L. Coppola          Vice President

              Robert E. Broatch         Director
              Thomas G. Sorell          Executive Vice President and Chief
                                        Investment Officer

Item 26.          Persons Controlled by or under Common Control with Registrant


      The following entities at the left margin set forth the entities directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of February 29, 2004. Entities which are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.


                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------

The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.
    Guardian Investor Services LLC        New York                    100%
    Guardian Baillie Gifford Limited      Scotland                     51%
    Park Avenue Securities LLC            Delaware                    100%
      PAS Insurance Agency of
        Alabama, Inc.                     Alabama                     100%
      PAS Insurance Agency of
        Massachusetts, Inc.               Massachusetts               100%
      PAS Insurance Agency of
        Hawaii, Inc.                      Hawaii                      100%

Berkshire Life Insurance Company
  of America                              Massachusetts               100%


Guardian Trust Company, FSB               Federal Savings
                                          Bank                        100%

Park Avenue Life Insurance Company        Delaware                    100%
  Family Service Life
    Insurance Company                     Texas                       100%
    Sentinel American Life
      Insurance Company                   Texas                       100%

Managed Dental Care, Inc.                 California                  100%

Private Healthcare Systems, Inc.          Delaware                     25% of
                                                                   Class A
                                                                    14.75% of
                                                                   Class B

First Commonwealth, Inc.                  Delaware                    100%

  First Commonwealth Limited Health       Illinois                    100%
    Services Corporation
  First Commonwealth Limited Health       Wisconsin                   100%
    Services Corporation
  First Commonwealth of Illinois, Inc.    Illinois                    100%
  First Commonwealth Reinsurance Company  Arizona                     100%
  First Commonwealth of Missouri, Inc.    Missouri                    100%
  First Commonwealth Limited Health       Michigan                    100%
    Service Corporation of Michigan
  Smileage Dental Services, Inc.          Wisconsin                   100%
  First Commonwealth Insurance Company    Illinois                    100%
  First Commonwealth Health Services
    Corporation                           Illinois                    n/a


Managed DentalGuard, Inc.                 New Jersey                  100%

Managed DentalGuard, Inc.                 Texas                       100%

Innovative Underwriters, Inc.             New Jersey                  100%


  Innovative Underwriters of
    Hawaii, Inc.                          Hawaii                      100%

The Guardian Tax-Exempt Fund              Massachusetts             86.71%
The Guardian Baillie Gifford              Massachusetts             27.40%
  International Fund
The Guardian Investment Quality           Massachusetts             30.51%
  Bond Fund
Baillie Gifford International Fund        Maryland                  11.75%
The Guardian Park Avenue Small Cap Fund   Massachusetts             30.20%
The Guardian Baillie Gifford              Massachusetts             50.20%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts             81.69%
The Guardian Low Duration Bond Fund       Massachusetts             96.37%
The Guardian Small Cap Stock Fund         Maryland                  61.56%
The Guardian VC Asset Allocation Fund     Maryland                  10.06%
The Guardian VC 500 Index Fund            Maryland                  48.15%
The Guardian VC High Yield Bond Fund      Maryland                  51.96%
The Guardian VC Low Duration Bond Fund    Maryland                  69.86%
The Guardian S&P 500 Index Fund           Massachusetts             12.47%
The Guardian Park Avenue Fund             Massachusetts             12.57%

The Guardian UBS Large Cap Value Fund     Massachusetts             95.78%
The Guardian UBS Small Cap Value Fund     Massachusetts             97.53%
The Guardian UBS VC Large Cap
  Value Fund                              Maryland                  97.83%
The Guardian UBS VC Small Cap
  Value Fund                              Maryland                  68.94%

      The following list sets forth the entities directly controlled by GIAC for the benefit of various contractholders and, thus, indirectly controlled by Guardian Life, as of February 29, 2004:


                                                                 Approximate
                                           Place of         Percentage of Voting
                                        Incorporation         Securities Owned
         Name                          or Organization             by GIAC
         ----                          ---------------       -------------------
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Variable Contract
  Funds, Inc.                              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%

Item 27. Number of Contract owners


         Type of Contract                 As of February 29, 2004
         ----------------                ------------------------

         Non-Qualified ..............              3,972
         Qualified ..................              3.360

                 Total ..............              7,332

Item 28.          Indemnification

      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

      The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriters


                  (a) Guardian Investor Services LLC ("GIS") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following series:
The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian VC Low Duration Bond Fund, The Guardian VC 500 Index Fund, The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Low Duration Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian S&P 500 Index Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund, The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund; and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GIS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.


                  (b) The following is a list of each director and officer of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

                  Name                             Position(s) with GIS
                  ----                             --------------------

                  Bruce C. Long                    President & Director
                  Gary B. Lenderink                Director
                  Armand M. dePalo                 Director
                  Frank L. Pepe                    Senior Vice President and
                                                     Controller
                  Richard T. Potter, Jr.           Vice President and Counsel
                  Donald P. Sullivan, Jr.          Senior Vice President
                  Joseph A. Caruso                 Senior Vice President,
                                                     Corporate Secretary and
                                                     Director
                  Peggy L. Coppola                 Senior Vice President
                  William D. Ford                  Vice President and National
                                                     Accounts Director
                  Keith E. Roddy                   Senior Vice President and
                                                     National Sales Director
                  Peter M. Quinn                   Vice President
                  Dennis J. Manning                Director
                  Robert E. Broatch                Director
                  Thomas G. Sorell                 Executive Vice President and
                                                     Chief Investment Officer

                  (c) GIS, as the principal underwriter of the Registrant's variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:

Net Underwriting       Compensation on
 Discounts and          Redemption or       Brokerage
  Commissions           Annuitization      Commissions         Compensation
----------------       ---------------     -----------         ------------
      N/A                    N/A               N/A                  N/A

Item 30.          Location of Accounts and Records

                  Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.          Management Services

                  None.

Item 32.          Undertakings

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account F, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 26th day of April, 2004.



                                            The Guardian Separate Account F
                                            (Registrant)

                                            By: THE GUARDIAN INSURANCE & ANNUITY
                                                   COMPANY, INC.
                                                   (Depositor)

                                            By: /s/ Bruce C. Long
                                                --------------------------------
                                                Bruce C. Long
                                                Executive Vice President

      As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.


/s/ Dennis J. Manning*                      Chairman, Chief Executive
-----------------------------------           Officer and Director
Dennis J. Manning
(Principal Executive Officer)

/s/ Frank J. Jones*                         Executive Vice President, Chief
-----------------------------------           Investment Officer and Director
Frank J. Jones
(Principal Financial Officer)

/s/ Frank L. Pepe                           Vice President and Controller
-----------------------------------
Frank L. Pepe
(Principal Accounting Officer)

/s/ Bruce C. Long                           Executive Vice President
-----------------------------------           and Director
Bruce C. Long

/s/ Armand M. dePalo*                       Director
-----------------------------------
Armand M. dePalo

                                            Director
-----------------------------------
Robert E. Broatch

/s/ Edward K. Kane*                         Executive Vice President
-----------------------------------           and Director
Edward K. Kane

/s/ Joseph A. Caruso*                       Director, Senior Vice President and
------------------------------                Corporate Secretary
Joseph A. Caruso

/s/ Gary B. Lenderink*
------------------------------              Director
Gary B. Lenderink


By /s/ Bruce C. Long                        Date: April 26, 2004
   --------------------------------
           Bruce C. Long
     Executive Vice President
*  Pursuant to a Power of Attorney

                                  Exhibit Index

Number      Description

10(a)       Consent of PricewaterhouseCoopers LLP